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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2014 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 2.2%
	Boeing Co. (The)	13,059	$1,573,348
	Lockheed Martin Corp.	4,914	820,491
	Raytheon Co.	4,212	382,323
	Textron, Inc.	13,250	481,903
			3,258,065
	Air Freight & Logistics 0.4%
	FedEx Corp.	1,031	151,433
	United Parcel Service, Inc. Class B	3,701	359,330
			510,763
	Airlines 1.0%
	Alaska Air Group, Inc.	8,888	390,805
	Southwest Airlines Co.	40,621	1,148,762
			1,539,567
	Auto Components 0.1%
	Delphi Automotive PLC	3,105	207,414

	Banks 3.9%
	Bank of America Corp.	36,591	558,013
	Citigroup, Inc.	26,845	1,312,989
¤	JPMorgan Chase & Co.	48,236	2,781,770
	Wells Fargo & Co.	21,827	1,110,994
			5,763,766
	Beverages 2.1%
	Coca-Cola Co. (The)	15,921	625,536
	Dr. Pepper Snapple Group, Inc.	5,203	305,728
	Molson Coors Brewing Co. Class B	3,073	207,520
	PepsiCo., Inc.	21,995	1,937,760
			3,076,544
	Biotechnology 0.8%
	Gilead Sciences, Inc. (a)	1,726	158,015
	United Therapeutics Corp. (a)	10,587	962,782
			1,120,797
	Capital Markets 1.8%
	Ameriprise Financial, Inc.	9,503	1,136,559
	Bank of New York Mellon Corp. (The)	974	38,025
	BlackRock, Inc.	153	46,623
	Franklin Resources, Inc.	9,974	540,092
	Legg Mason, Inc.	19,704	934,955
			2,696,254
	Chemicals 2.4%
	CF Industries Holdings, Inc.	906	226,808
	Dow Chemical Co. (The)	28,415	1,451,154
	LyondellBasell Industries, N.V. Class A	13,037	1,385,181
	Mosaic Co. (The)	2,712	125,050
	PPG Industries, Inc.	1,774	351,891
			3,540,084
	Commercial Services & Supplies 0.7%
	Pitney Bowes, Inc.	36,366	984,064

	Communications Equipment 1.5%
	Arris Group, Inc. (a)	29,315	1,001,693
	Cisco Systems, Inc.	20,020	505,105
	Juniper Networks, Inc. (a)	21,936	516,373
	QUALCOMM, Inc.	2,144	158,013
			2,181,184
	Consumer Finance 0.8%
	American Express Co.	2,251	198,088
	Capital One Financial Corp.	5,763	458,389
	Discover Financial Services	9,358	571,400
			1,227,877
	Diversified Consumer Services 0.3%
	H&R Block, Inc.	15,730	505,405

	Diversified Financial Services 2.1%
¤	Berkshire Hathaway, Inc. Class B (a)	22,564	2,830,202
	NASDAQ OMX Group, Inc. (The)	7,483	315,708
			3,145,910
	Diversified Telecommunication Services 5.4%
¤	AT&T, Inc.	65,502	2,331,216
	CenturyLink, Inc.	30,835	1,209,965
	Frontier Communications Corp.	173,863	1,138,803
¤	Verizon Communications, Inc.	53,837	2,714,461
	Windstream Holdings, Inc.	50,147	574,685
			7,969,130
	Electric Utilities 0.0%‡
	Exelon Corp.	143	4,444

	Electronic Equipment, Instruments & Components 0.6%
	Corning, Inc.	48,132	945,794

	Energy Equipment & Services 4.1%
	Baker Hughes, Inc.	8,462	581,932
	Halliburton Co.	20,606	1,421,608
	Nabors Industries, Ltd.	35,223	956,657
	Patterson-UTI Energy, Inc.	27,334	938,923
	Schlumberger, Ltd.	14,535	1,575,448
	Superior Energy Services, Inc.	16,149	542,606
			6,017,174
	Food & Staples Retailing 1.3%
	CVS Caremark Corp.	5,752	439,223
	Kroger Co. (The)	23,543	1,153,136
	Wal-Mart Stores, Inc.	5,088	374,375
			1,966,734
	Food Products 2.8%
	Archer-Daniels-Midland Co.	26,246	1,217,814
	Ingredion, Inc.	5,892	433,828
	Keurig Green Mountain, Inc.	534	63,696
	Mondelez International, Inc. Class A	39,282	1,414,152
	Tyson Foods, Inc. Class A	27,467	1,022,047
			4,151,537
	Health Care Equipment & Supplies 1.4%
	C.R. Bard, Inc.	6,573	980,889
	Edwards Lifesciences Corp. (a)	12,002	1,083,180
			2,064,069
	Health Care Providers & Services 4.9%
	Aetna, Inc.	14,472	1,122,014
	Cardinal Health, Inc.	13,117	939,833
	Cigna Corp.	6,627	596,695
	DaVita HealthCare Partners, Inc. (a)	4,351	306,485
	Express Scripts Holding Co. (a)	2,976	207,278
	Humana, Inc.	8,603	1,012,143
	McKesson Corp.	5,471	1,049,666
	UnitedHealth Group, Inc.	9,552	774,190
	WellPoint, Inc.	10,916	1,198,686
			7,206,990
	Hotels, Restaurants & Leisure 1.8%
	Carnival Corp.	29,346	1,062,912
	Wyndham Worldwide Corp.	13,605	1,027,858
	Yum! Brands, Inc.	8,154	565,888
			2,656,658
	Household Durables 0.5%
	Harman International Industries, Inc.	3,212	348,663
	NVR, Inc. (a)	63	70,967
	PulteGroup, Inc.	19,576	345,516
			765,146
	Household Products 1.2%
	Energizer Holdings, Inc.	7,999	917,965
	Procter & Gamble Co. (The)	10,721	828,948
			1,746,913
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp. (The)	5,965	87,149

	Industrial Conglomerates 0.8%
	General Electric Co.	47,732	1,200,460

	Insurance 2.3%
	Aflac, Inc.	720	43,013
	American International Group, Inc.	29,459	1,531,279
	Lincoln National Corp.	20,552	1,076,719
	Progressive Corp. (The)	415	9,727
	Travelers Companies, Inc. (The)	8,321	745,229
			3,405,967
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	341	106,729
	Expedia, Inc.	13,085	1,039,211
			1,145,940
	Internet Software & Services 2.5%
	eBay, Inc. (a)	12,531	661,637
	Facebook, Inc. Class A (a)	14,432	1,048,484
	Google, Inc. Class A (a)	1,707	989,292
	Google, Inc. Class C (a)	1,673	956,287
			3,655,700
	IT Services 2.8%
	Computer Sciences Corp.	16,253	1,014,025
	International Business Machines Corp.	10,685	2,047,994
	Xerox Corp.	79,523	1,054,475
			4,116,494
	Life Sciences Tools & Services 0.5%
	Covance, Inc. (a)	8,501	713,404

	Machinery 1.6%
	Caterpillar, Inc.	13,950	1,405,463
	Joy Global, Inc.	408	24,178
	Trinity Industries, Inc.	21,772	950,130
			2,379,771
	Marine 0.6%
	Kirby Corp. (a)	8,148	948,916

	Media 2.3%
	Comcast Corp. Class A	34,010	1,827,357
	Omnicom Group, Inc.	11,966	837,501
	Twenty-First Century Fox, Inc. Class A	16,059	508,749
	Walt Disney Co. (The)	2,331	200,186
			3,373,793
	Metals & Mining 0.8%
	Alcoa, Inc.	29,623	485,521
	Freeport-McMoRan, Inc.	16,417	611,041
	Newmont Mining Corp.	2,063	51,389
			1,147,951
	Multi-Utilities 0.0%‡
	Public Service Enterprise Group, Inc.	358	12,591

	Multiline Retail 0.9%
	Macy's, Inc.	12,506	722,722
	Nordstrom, Inc.	8,841	612,062
			1,334,784
	Oil, Gas & Consumable Fuels 9.3%
	Anadarko Petroleum Corp.	8,501	908,332
	Chesapeake Energy Corp.	31,720	836,456
¤	Chevron Corp.	19,901	2,572,005
	ConocoPhillips	13,084	1,079,430
	EOG Resources, Inc.	4,132	452,206
¤	Exxon Mobil Corp.	37,668	3,726,872
	HollyFrontier Corp.	21,028	988,526
	Marathon Petroleum Corp.	2,271	189,583
	Phillips 66	15,732	1,276,023
	SM Energy Co.	3,981	312,668
	Southwestern Energy Co. (a)	2,025	82,175
	Valero Energy Corp.	23,544	1,196,035
			13,620,311
	Pharmaceuticals 6.2%
	AbbVie, Inc.	13,616	712,662
	Eli Lilly & Co.	23,302	1,422,820
	Johnson & Johnson	21,948	2,196,775
¤	Merck & Co., Inc.	40,868	2,318,850
¤	Pfizer, Inc.	85,311	2,448,426
			9,099,533
	Real Estate Investment Trusts 1.4%
	American Tower Corp.	3,406	321,492
	Hospitality Properties Trust	19,977	570,743
	Host Hotels & Resorts, Inc.	15,407	334,948
	Simon Property Group, Inc.	1,467	246,735
	Weyerhaeuser Co.	17,247	540,176
			2,014,094
	Real Estate Management & Development 0.3%
	CBRE Group, Inc. Class A (a)	16,366	504,727

	Road & Rail 0.8%
	Union Pacific Corp.	11,212	1,102,252

	Semiconductors & Semiconductor Equipment 3.7%
	Broadcom Corp. Class A	29,852	1,142,138
¤	Intel Corp.	71,253	2,414,764
	Lam Research Corp.	2,523	176,610
	Micron Technology, Inc. (a)	38,264	1,168,965
	Skyworks Solutions, Inc.	10,591	537,599
			5,440,076
	Software 3.5%
	Electronic Arts, Inc. (a)	28,176	946,714
	Microsoft Corp.	50,887	2,196,283
	Oracle Corp.	50,062	2,022,004
			5,165,001
	Specialty Retail 3.1%
	AutoZone, Inc. (a)	1,851	957,023
	Bed Bath & Beyond, Inc. (a)	5,134	324,931
	Best Buy Co., Inc.	12,137	360,833
	Gap, Inc. (The)	12,885	516,817
	Home Depot, Inc. (The)	13,590	1,098,751
	Lowe's Companies, Inc.	26,493	1,267,690
	Williams-Sonoma, Inc.	113	7,579
			4,533,624
	Technology Hardware, Storage & Peripherals 7.5%
¤	Apple, Inc.	60,923	5,822,411
	EMC Corp.	7,517	220,248
	Hewlett-Packard Co.	43,549	1,550,780
	NetApp, Inc.	14,903	578,832
	SanDisk Corp.	11,614	1,065,120
	Seagate Technology PLC	16,241	951,723
	Western Digital Corp.	7,738	772,485
			10,961,599
	Tobacco 1.6%
	Altria Group, Inc.	1,860	75,516
	Lorillard, Inc.	18,578	1,123,597
	Philip Morris International, Inc.	14,289	1,171,841
			2,370,954
	Trading Companies & Distributors 0.9%
	NOW, Inc. (a)	10,393	334,551
	United Rentals, Inc. (a)	8,784	930,225
			1,264,776
	Total Common Stocks (Cost $128,061,140)		144,852,150

	Exchange-Traded Funds 1.4% (b)
	S&P 500 Index - SPDR Trust Series 1	10,623	2,051,195
	SPDR Dow Jones Industrial Average ETF Trust	213	35,207
	Total Exchange-Traded Funds (Cost $2,122,693)		2,086,402

	Principal Amount
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $489,598 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $535,000 and a Market Value of $503,044)	$489,598	489,598

Total Short-Term Investment (Cost $489,598)		489,598
Total Investments (Cost $130,673,431) (c)	100.2%	147,428,150
Other Assets, Less Liabilities	(0.2)	(234,637)
Net Assets	100.0%	$147,193,513

¤	Among the Fund's 10 largest holdings, as of July 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2014, cost was $131,191,272 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$17,642,212
Gross unrealized depreciation	(1,405,334)
Net unrealized appreciation	$16,236,878

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$144,852,150	$—	$—	$144,852,150
Exchange-Traded Funds	2,086,402	—	—	2,086,402
Short-Term Investment
Repurchase Agreement	—	489,598	—	489,598
Total Investments in Securities	$146,938,552	$489,598	$—	$147,428,150

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Convertible Securities 93.1%†
	Convertible Bonds 82.7%
	Airlines 1.7%
	United Airlines, Inc. 4.50%, due 1/15/15	$6,550,000	$16,215,344

	Auto Manufacturers 2.3%
	Ford Motor Co. 4.25%, due 11/15/16	2,564,000	5,063,900
	Navistar International Corp. 4.75%, due 4/15/19 (a)	4,220,000	4,428,362
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	12,132,960
			21,625,222
	Biotechnology 8.3%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	8,470,000	8,713,512
	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18 (a)	4,885,000	5,257,481
	1.875%, due 9/1/20 (a)	6,519,000	7,028,297
¤	Gilead Sciences, Inc. 1.625%, due 5/1/16	9,417,000	37,879,930
	Illumina, Inc.
	(zero coupon), due 6/15/19 (a)	4,300,000	4,294,625
	0.50%, due 6/15/21 (a)	4,300,000	4,291,937
	Incyte Corp., Ltd. 0.375%, due 11/15/18 (a)	4,197,000	5,070,501
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	4,687,830
			77,224,113
	Chemicals 0.6%
	RPM International, Inc. 2.25%, due 12/15/20	4,744,000	5,488,215

	Commercial Services 1.7%
	Carriage Services, Inc. 2.75%, due 3/15/21 (a)	150,000	152,157
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19 (a)	11,361,000	11,687,629
	Macquarie Infrastructure Co. LLC 2.875%, due 7/15/19	3,728,000	4,051,870
			15,891,656
	Computers 3.1%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15	3,278,000	7,334,525
	SanDisk Corp. 0.50%, due 10/15/20 (a)	5,141,000	6,005,331
	Spansion LLC 2.00%, due 9/1/20 (a)	9,971,000	15,212,007
			28,551,863
	Distribution & Wholesale 0.4%
	WESCO International, Inc. 6.00%, due 9/15/29	1,353,000	3,788,400

	Electronics 1.1%
	InvenSense, Inc. 1.75%, due 11/1/18 (a)	8,396,000	10,085,695

	Finance - Leasing Companies 1.4%
	Air Lease Corp. 3.875%, due 12/1/18	9,174,000	12,837,866

	Health Care - Products 3.8%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	7,990,000	8,793,994
	Insulet Corp. 2.00%, due 6/15/19	3,113,000	3,282,269
	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	15,812,057
	Wright Medical Group, Inc. 2.00%, due 8/15/17	5,289,000	7,209,568
			35,097,888
	Health Care - Services 1.2%
	WellPoint, Inc. 2.75%, due 10/15/42	7,160,000	11,245,675

	Home Builders 0.7%
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,785,000	6,155,356

	Household Products & Wares 1.9%
¤	Jarden Corp. 1.875%, due 9/15/18	13,430,000	17,811,538

	Insurance 1.7%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	5,248,000	9,646,480
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	5,768,535
			15,415,015
	Internet 3.3%
	HomeAway, Inc. 0.125%, due 4/1/19 (a)	4,693,000	4,607,939
¤	Priceline Group, Inc. (The) 0.35%, due 6/15/20	7,782,000	9,377,310
	1.00%, due 3/15/18	5,917,000	8,564,858
	Shutterfly, Inc. 0.25%, due 5/15/18	7,266,000	7,570,264
			30,120,371
	Iron & Steel 1.9%
¤	United States Steel Corp. 2.75%, due 4/1/19	12,312,000	17,921,655

	Lodging 1.2%
	MGM Resorts International 4.25%, due 4/15/15	7,348,000	10,925,558

	Machinery - Diversified 1.6%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	14,666,195

	Media 0.7%
	Liberty Interactive LLC 3.50%, due 1/15/31	425,000	241,453
	Liberty Media Corp. 1.375%, due 10/15/23 (a)	5,925,000	6,080,531
			6,321,984
	Metal Fabricate & Hardware 1.1%
	RTI International Metals, Inc. 1.625%, due 10/15/19	10,874,000	10,649,724

	Miscellaneous - Manufacturing 2.0%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	18,389,003

	Oil & Gas 0.8%
	Energy XXI Bermuda, Ltd. 3.00%, due 12/15/18 (a)	8,021,000	7,609,924

	Oil & Gas Services 6.9%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	10,026,000	13,221,788
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	3,683,000	4,288,393
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(c)	15,988,000	30,318,044
	Newpark Resources, Inc. 4.00%, due 10/1/17	3,673,000	4,857,543
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	2,507,000	2,756,133
	Subsea 7 S.A.
	1.00%, due 10/5/17	3,000,000	2,934,000
	3.50%, due 10/13/14	5,100,000	5,648,760
			64,024,661
	Pharmaceuticals 7.1%
	Omnicare, Inc. 3.50%, due 2/15/44	10,135,000	11,192,840
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	3,562,000	13,355,274
¤	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	11,041,000	22,868,671
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	17,902,999
			65,319,784
	Real Estate Investment Trusts 2.5%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	10,499,955
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	12,773,880
			23,273,835
	Semiconductors 12.7%
¤	Intel Corp. 3.25%, due 8/1/39	19,794,000	32,833,396
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,326,000	14,737,020
	Micron Technology, Inc. 1.625%, due 2/15/33	3,913,000	10,983,302
	Novellus Systems, Inc. 2.625%, due 5/15/41	8,098,000	16,950,126
	NVIDIA Corp. 1.00%, due 12/1/18 (a)	6,846,000	7,445,025
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	11,454,000	13,057,560
	Rambus, Inc. 1.125%, due 8/15/18 (a)	3,292,000	3,901,020
	SunEdison, Inc. 0.25%, due 1/15/20 (a)	8,829,000	8,911,772
	Xilinx, Inc. 2.625%, due 6/15/17	5,887,000	8,683,325
			117,502,546
	Software 7.6%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,408,000	9,637,670
	Citrix Systems, Inc. 0.50%, due 4/15/19 (a)	5,382,000	5,863,016
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (a)	9,054,000	9,931,106
	Nuance Communications, Inc. 2.75%, due 11/1/31	8,349,000	8,349,000
	Proofpoint, Inc. 1.25%, due 12/15/18 (a)	7,146,000	8,235,765
	Salesforce.com, Inc. 0.25%, due 4/1/18	12,962,000	14,420,225
	Verint Systems, Inc. 1.50%, due 6/1/21	13,816,000	14,092,320
			70,529,102
	Telecommunications 2.5%
	Ciena Corp. 3.75%, due 10/15/18 (a)	10,445,000	13,539,331
	Ixia 3.00%, due 12/15/15	9,949,000	9,961,436
			23,500,767
	Transportation 0.9%
	XPO Logistics, Inc. 4.50%, due 10/1/17	4,020,000	7,984,725

	Total Convertible Bonds (Cost $640,521,211)		766,173,680

		Shares
	Convertible Preferred Stocks 10.4%
	Food 1.5%
	Post Holdings, Inc.
	2.50% (a)	28,508	2,650,024
	3.75% (a)	39,161	4,241,645
	Tyson Foods, Inc. (d) 4.75%	133,648	6,682,400
			13,574,069
	Hand & Machine Tools 2.3%
¤	Stanley Black & Decker, Inc.
	4.75%	98,493	12,917,357
	6.25%	75,479	8,559,319
			21,476,676
	Insurance 2.0%
	Maiden Holdings, Ltd. 7.25%	61,807	2,904,929
	MetLife, Inc. 5.00%	517,610	15,662,879
			18,567,808
	Iron & Steel 1.2%
	ArcelorMittal 6.00%	486,681	11,159,595

	Oil & Gas 0.6%
	Sanchez Energy Corp. Series A 4.875%	71,500	5,629,738

	Pharmaceuticals 1.1%
	Omnicare Capital Trust II Series B 4.00% Callable 8/13/14 @ $50.00	133,550	10,204,555

	Real Estate Investment Trusts 1.7%
	American Tower Corp. Series A 5.25%	29,212	3,223,544
	Crown Castle International Corp. 4.50%	92,032	9,224,368
	Health Care REIT, Inc. Series I 6.50%	47,800	2,771,922
			15,219,834
	Total Convertible Preferred Stocks (Cost $85,724,691)		95,832,275

	Total Convertible Securities (Cost $726,245,902)		862,005,955

	Common Stocks 4.7%
	Aerospace & Defense 0.5%
	Triumph Group, Inc.	63,977	4,052,943

	Auto Manufacturers 0.4%
	General Motors Co.	108,269	3,661,658

	Banks 0.6%
	Bank of America Corp.	276,288	4,213,392
	Citigroup, Inc.	32,989	1,613,492
			5,826,884
	Internet 0.2%
	TIBCO Software, Inc. (d)	108,466	2,093,394

	Oil & Gas 0.2%
	Ensco PLC Class A	28,000	1,418,200

	Oil & Gas Services 2.1%
	Baker Hughes, Inc.	124,900	8,589,373
	Cameron International Corp. (d)	46,635	3,306,888
	Halliburton Co.	113,326	7,818,361
			19,714,622
	Transportation 0.7%
	Tidewater, Inc.	136,413	6,448,242

	Total Common Stocks (Cost $41,315,016)		43,215,943

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co. Strike Price $10.00
Expires 7/10/16 (d) Strike Price $18.33	1,016	24,943
Expires 7/10/19 (d)	1,016	17,170

Total Warrants (Cost $1,062)		42,113

	Principal Amount
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $10,431,593 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $11,320,000 and a Market Value of $10,643,845)	$10,431,593	10,431,593

Total Short-Term Investment (Cost $10,431,593)		10,431,593

Total Investments (Cost $777,993,573) (e)	98.9%	915,695,604
Other Assets, Less Liabilities	1.1	10,425,578

Net Assets	100.0%	$926,121,182

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of July 31, 2014.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 3.3% of the Fund's net assets.
(d)	Non-income producing security.
(e)	As of July 31, 2014, cost was $786,667,016 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$152,639,825
Gross unrealized depreciation	(23,611,237)
Net unrealized appreciation	$129,028,588

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$766,173,680	$—	$766,173,680
Convertible Preferred Stocks	95,832,275	—	—	95,832,275
Total Convertible Securities	95,832,275	766,173,680	—	862,005,955
Common Stocks	43,215,943	—	—	43,215,943
Warrants	42,113	—	—	42,113
Short-Term Investment
Repurchase Agreement	—	10,431,593	—	10,431,593
Total Investments in Securities	$139,090,331	$776,605,273	$—	$915,695,604

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2014, a convertible preferred stock with a market value of $4,266,004 was transferred from Level 2 to Level 1 as the price of this security was based on evaluated bid pricing compared with the prior year price which was based on quoted prices. The value as of July 31, 2014, for this security is based on an evaluated bid price in active markets for identical investments.

As of April 30, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Convertible Bonds
Internet	$915	$-	$(674,023	)(a)	$673,108	$-	$-	$-	$-	$-	$-
Total	$915	$-	$(674,023)		$673,108	$-	$-	$-	$-	$-	$-

(a) At Home Corp. was written off on March 3, 2014.

MainStay Global High Income Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.5%†
	Corporate Bonds 53.7%
	Argentina 0.3%
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		$2,000,000	$900,001

	Brazil 10.2%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		3,000,000	3,169,500
	Braskem Finance, Ltd.
	6.45%, due 2/3/24		2,300,000	2,414,310
	7.00%, due 5/7/20 (a)		223,000	249,760
	Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24		3,350,000	3,321,525
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,204,000
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (a)		3,000,000	3,165,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		3,750,000	4,017,187
	Petrobras International Finance Co. 5.375%, due 1/27/21		3,000,000	3,090,180
	Rio Oil Finance Trust 6.25%, due 7/6/24 (a)		1,500,000	1,562,784
	USJ Acucar e Alcool S.A. 9.875%, due 11/9/19 (a)		2,000,000	2,036,000
	Vale S.A. 5.625%, due 9/11/42		2,000,000	1,963,860
	Virgolino de Oliveira Finance, S.A. 11.75%, due 2/9/22 (a)		3,000,000	2,280,000
				29,474,106
	Chile 0.9%
	GeoPark Latin America, Ltd. Agencia en Chile 7.50%, due 2/11/20 (a)		1,500,000	1,618,125
	VTR Finance B.V. 6.875%, due 1/15/24 (a)		1,000,000	1,036,250
				2,654,375
	Colombia 2.4%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		5,000,000	5,050,000
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (a)		2,000,000	1,970,000
				7,020,000
	Czech Republic 0.5%
	CE Energy A.S. 7.00%, due 2/1/21 (a)		€1,000,000	1,407,677

	France 0.7%
	CGG S.A. 6.875%, due 1/15/22 (a)		$2,000,000	1,925,000

	Georgia 1.3%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (a)		3,500,000	3,713,850

	Guatemala 0.7%
	Industrial Senior Trust 5.50%, due 11/1/22 (a)		2,200,000	2,167,000

	India 2.8%
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (b)		2,000,000	2,090,000
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		2,000,000	2,166,054
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		3,500,000	3,963,750
				8,219,804
	Indonesia 6.1%
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		8,300,000	9,866,625
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	6,339,875
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		1,500,000	1,350,000
				17,556,500
	Ireland 1.3%
	UT2 Funding PLC 5.321%, due 6/30/16		€2,700,000	3,705,821

	Kazakhstan 4.1%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	1,118,750
¤	KazMunayGas National Co.
	4.40%, due 4/30/23 (a)		6,000,000	5,985,000
	5.75%, due 4/30/43 (a)		5,000,000	4,926,000
				12,029,750
	Luxembourg 1.1%
	ArcelorMittal 7.50%, due 10/15/39		3,000,000	3,127,500

	Mexico 4.8%
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		3,000,000	3,000,000
	Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (a)		1,600,000	1,800,000
	7.875%, due 10/28/19		1,160,000	1,305,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		3,000,000	3,149,460
	Petroleos Mexicanos 6.50%, due 6/2/41		4,000,000	4,640,000
				13,894,460
	Paraguay 1.3%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		3,500,000	3,832,500

	Peru 1.1%
	BBVA Bancomer S.A. 5.00%, due 8/26/22 (a)		3,000,000	3,165,000

	Poland 0.8%
	TVN Finance Corp. III AB 7.375%, due 12/15/20 (a)		€1,500,000	2,252,115

	Republic of Korea 1.7%
	Korea Finance Corp. 4.625%, due 11/16/21		$2,000,000	2,193,778
	Korea Gas Corp. 6.25%, due 1/20/42 (a)		2,000,000	2,671,518
				4,865,296
	Russia 4.8%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		3,500,000	3,727,500
	Lukoil International Finance B.V.
	6.656%, due 6/7/22 (a)		1,000,000	1,055,000
	7.25%, due 11/5/19 (a)		2,000,000	2,177,500
	Metalloinvest Finance, Ltd. Series Reg S 5.625%, due 4/17/20		2,000,000	1,825,000
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,032,500
	Vimpelcom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	3,056,100
				13,873,600
	Turkey 0.5%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,453,125

	Ukraine 1.9%
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (a)		6,300,000	5,387,760

	United Arab Emirates 1.3%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (a)		3,750,000	3,759,375

	United Kingdom 1.1%
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	3,000,000	3,325,981

	Venezuela 2.0%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		$5,900,000	5,914,750

	Total Corporate Bonds (Cost $151,352,450)			155,625,346

	Government & Federal Agencies 41.8%
	Bahrain 1.2%
	Bahrain Government International Bond 6.125%, due 8/1/23 (a)		3,200,000	3,568,000

	Belarus 2.2%
¤	Republic of Belarus Series Reg S 8.95%, due 1/26/18		6,000,000	6,420,000

	Brazil 1.5%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/23	B$	11,000,000	4,431,869

	Colombia 2.0%
	Republic of Colombia 7.75%, due 4/14/21	C$	9,600,000,000	5,742,879

	Croatia 0.8%
	Republic of Croatia 6.375%, due 3/24/21 (a)		$2,000,000	2,190,000

	Dominican Republic 1.4%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,998,750

	Gabon 1.0%
	Gabonese Republic 6.375%, due 12/12/24 (a)		2,596,000	2,823,669

	Georgia 0.8%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,270,000

	Ghana 0.7%
	Republic of Ghana 7.875%, due 8/7/23 (a)		2,010,344	1,946,254

	Hungary 1.6%
	Republic of Hungary 6.25%, due 1/29/20		4,250,000	4,782,313

	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	697,125

	Kenya 0.4%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	1,061,450

	Nigeria 0.8%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		2,000,000	2,210,000

	Panama 1.3%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	3,761,340

	Peru 2.6%
¤	Republic of Peru 7.35%, due 7/21/25		5,800,000	7,656,000

	Poland 2.6%
¤	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	7,536,952

	Portugal 2.2%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		€4,200,000	6,240,740

	Russia 0.8%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	100,000,000	2,443,802

	Senegal 0.5%
	Republic of Senegal 8.75%, due 5/13/21 (a)		$1,250,000	1,456,500

	Sri Lanka 2.4%
¤	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		6,500,000	6,906,250

	Turkey 5.3%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	5,373,100
	7.375%, due 2/5/25		2,225,000	2,716,725
	9.00%, due 3/8/17	TRY	9,400,000	4,454,779
	Turkey Government Bond 7.10%, due 3/8/23		6,750,000	2,828,775
				15,373,379
	Ukraine 3.9%
¤	Ukraine Government
	7.75%, due 9/23/20 (a)		$6,000,000	5,730,000
	7.80%, due 11/28/22 (a)		5,800,000	5,553,500
				11,283,500
	Uruguay 1.7%
	Republica Orient Uruguay 4.375%, due 12/15/28	$U	105,443,969	5,040,149

	Venezuela 3.1%
¤	Republic of Venezuela Series Reg S 9.25%, due 5/7/28		$11,095,000	9,042,425

	Vietnam 0.8%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,262,500

	Total Government & Federal Agencies (Cost $113,364,117)			121,145,846
	Total Long-Term Bonds (Cost $264,716,567)			276,771,192

	Short-Term Investments 2.6%
	Nigeria Government 1.4%
	Nigeria Treasury Bill 0.01%, due 9/4/14 (c)	NGN	639,000,000	3,912,010

	Repurchase Agreement 1.2%
	State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $3,580,003 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $3,920,000 and a Market Value of $3,653,965)		$3,580,003	3,580,003
	Total Short-Term Investments (Cost $7,470,766)			7,492,013
	Total Investments (Cost $272,187,333) (d)		98.1%	284,263,205
	Other Assets, Less Liabilities		1.9	5,464,383
	Net Assets		100.0%	$289,727,588

¤	Among the Fund's 10 largest issuers held, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(c)	Interest rate shown represents yield to maturity.
(d)	As of July 31, 2014, cost was $272,187,333 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,656,917
Gross unrealized depreciation	(6,581,045)
Net unrealized appreciation	$12,075,872

The following abbreviations are used in the above portfolio:
$U	—Uruguayam Peso
€	—Euro
A$	—Australian Dollar
B$	—Brazilian Real
C$	—Colombian Peso
NGN	—Nigerian Naira
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira

As of July 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

New Russian Ruble vs. U.S. Dollar	9/18/14	HSBC Bank USA	RUB	196,300,000	USD	5,268,384	USD	164,491
Polish Zloty vs. Euro	9/18/14	HSBC Bank USA	PLN	11,200,000	EUR	2,642,376		40,432
South Korean Won vs. U.S. Dollar	9/18/14	HSBC Bank USA	KRW	7,300,000,000	USD	7,012,487		73,279

Foreign Currency Sales Contracts				Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	9/18/14	HSBC Bank USA	AUD	3,150,000	USD	2,884,313	USD	(34,086)
Brazilian Real vs. U.S. Dollar	9/18/14	Barclays Bank PLC	BRL	10,000,000		4,324,324		(27,144)
Euro vs. U.S. Dollar	9/18/14	HSBC Bank USA	EUR	10,500,000		14,542,500		480,465
Pound Sterling vs. U.S. Dollar	9/18/14	HSBC Bank USA	GBP	2,000,000		3,358,220		(17,145)
Swiss Franc vs. Euro	9/18/14	JPMorgan Chase Bank	CHF	9,300,000	EUR	7,639,545		(5,775)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	674,517

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$155,625,346	$—	$155,625,346
Government & Federal Agencies	—	121,145,846	—	121,145,846
Total Long-Term Bonds	—	276,771,192	—	276,771,192
Short-Term Investments
Nigeria Government	—	3,912,010	—	3,912,010
Repurchase Agreement	—	3,580,003	—	3,580,003
Total Short-Term Investments	—	7,492,013	—	7,492,013
Total Investments in Securities	—	284,263,205	—	284,263,205
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	758,667	—	758,667
Total Investments in Securities and Other Financial Instruments	$—	$285,021,872	$—	$285,021,872

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(84,150)	$—	$(84,150)
Total Other Financial Instruments	$—	$(84,150)	$—	$(84,150)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and July 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.4%†
	Asset-Backed Security 1.6%
	Utilities 1.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$2,525,000	$2,849,952

	Total Asset-Backed Security (Cost $2,549,697)		2,849,952

	Corporate Bond 0.7%
	Real Estate Investment Trusts 0.7%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	1,150,000	1,135,764

	Total Corporate Bond (Cost $1,149,445)		1,135,764

	Mortgage-Backed Securities 1.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	703,800
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class A3 5.819%, due 2/12/51	44,029	44,121
			747,921
	Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.531%, due 8/25/36 (b)	353,451	326,732
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, due 2/25/42 (a)(c)(d)(e)	1,266,241	1,050,980
			1,377,712
	Total Mortgage-Backed Securities (Cost $2,244,754)		2,125,633

	U.S. Government & Federal Agencies 93.9%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	368,859	60,528
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	74,493	13,397
			73,925
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 24.3%
	2.25%, due 3/1/35 (c)	40,575	42,946
	2.375%, due 6/1/35 (c)	255,304	271,819
	2.375%, due 2/1/37 (c)	91,795	98,320
	3.50%, due 10/1/25	599,765	632,302
¤	3.50%, due 11/1/25	3,509,347	3,701,102
	3.50%, due 4/1/42	1,229,492	1,254,592
	3.50%, due 7/1/42	508,857	518,095
	3.50%, due 8/1/43	1,245,251	1,271,069
	4.00%, due 3/1/25	1,600,183	1,699,347
	4.00%, due 7/1/25	525,116	560,381
	4.00%, due 8/1/31	217,828	231,700
	4.00%, due 8/1/39	394,329	416,695
¤	4.00%, due 12/1/40	3,841,810	4,055,854
¤	4.00%, due 2/1/41	6,094,592	6,429,388
¤	4.00%, due 3/1/41	7,247,052	7,652,992
	4.00%, due 4/1/41	652,289	686,957
¤	4.00%, due 1/1/42	3,323,821	3,510,208
	4.00%, due 12/1/42	931,620	978,100
	4.00%, due 11/1/43	473,131	497,102
	4.50%, due 3/1/41	1,106,834	1,209,305
	4.50%, due 8/1/41	1,435,708	1,560,698
	5.00%, due 1/1/20	156,941	168,470
	5.00%, due 6/1/33	726,335	800,364
	5.00%, due 8/1/33	611,418	673,865
	5.00%, due 5/1/36	733,246	807,821
	5.00%, due 10/1/39	1,158,762	1,286,005
	5.50%, due 1/1/21	427,402	464,115
	5.50%, due 11/1/35	586,547	657,797
	5.50%, due 11/1/36	155,636	175,333
	6.50%, due 4/1/37	115,530	130,201
			42,442,943
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 53.1%
	1.933%, due 11/1/34 (c)	277,327	290,767
	2.082%, due 4/1/34 (c)	404,791	430,153
	3.00%, due 10/1/32	1,202,939	1,218,005
	3.00%, due 4/1/43	1,296,462	1,273,330
	3.50%, due 11/1/20	2,484,542	2,622,023
¤	3.50%, due 11/1/25	5,392,166	5,700,187
	3.50%, due 11/1/32	865,520	899,106
	3.50%, due 2/1/41	2,722,870	2,777,021
	3.50%, due 11/1/41	2,712,722	2,774,420
	3.50%, due 12/1/41	350,532	358,067
	3.50%, due 1/1/42	2,133,094	2,182,934
	3.50%, due 3/1/42	2,523,104	2,573,283
	3.50%, due 8/1/42	1,718,646	1,743,845
	3.50%, due 12/1/42	902,456	922,969
	3.50%, due 2/1/43	1,415,076	1,447,224
	3.50%, due 5/1/43	899,009	917,794
	4.00%, due 9/1/31	2,156,039	2,299,274
	4.00%, due 2/1/41	1,003,001	1,060,210
	4.00%, due 3/1/41	2,754,123	2,914,401
	4.00%, due 10/1/41	646,630	684,397
	4.00%, due 3/1/42	1,874,547	1,978,882
	4.00%, due 4/1/42	860,838	908,697
	4.00%, due 6/1/42	2,179,120	2,289,671
	4.00%, due 7/1/42	2,072,707	2,177,865
	4.50%, due 7/1/18	1,813,285	1,917,156
	4.50%, due 11/1/18	1,115,230	1,179,156
	4.50%, due 6/1/23	641,861	690,506
	4.50%, due 6/1/39	3,138,710	3,426,143
	4.50%, due 7/1/39	2,650,845	2,900,992
	4.50%, due 8/1/39	1,811,519	1,980,304
	4.50%, due 9/1/40	1,814,118	1,985,660
	4.50%, due 12/1/40	2,668,515	2,894,240
¤	4.50%, due 1/1/41	4,074,441	4,459,482
	4.50%, due 2/1/41	1,031,303	1,127,439
	4.50%, due 8/1/41	1,081,983	1,177,661
	4.50%, due 12/1/43	887,962	956,761
	5.00%, due 9/1/17	497,226	524,876
	5.00%, due 9/1/20	49,391	52,516
	5.00%, due 11/1/33	720,935	796,979
	5.00%, due 6/1/35	672,249	742,662
	5.00%, due 10/1/35	295,268	326,239
	5.00%, due 1/1/36	155,421	171,719
	5.00%, due 2/1/36	1,107,319	1,223,406
	5.00%, due 5/1/36	763,356	843,219
	5.00%, due 6/1/36	136,785	150,857
	5.00%, due 9/1/36	204,135	225,628
	5.00%, due 3/1/40	1,735,584	1,937,653
	5.00%, due 2/1/41	2,987,777	3,358,463
	5.50%, due 1/1/17	30,862	32,729
	5.50%, due 2/1/17	652,826	692,319
	5.50%, due 6/1/19	556,252	597,577
	5.50%, due 11/1/19	675,343	728,012
	5.50%, due 4/1/21	943,960	1,027,841
	5.50%, due 6/1/33	2,084,618	2,334,094
	5.50%, due 11/1/33	1,196,810	1,339,651
	5.50%, due 12/1/33	1,449,564	1,627,369
	5.50%, due 6/1/34	347,138	389,408
	5.50%, due 12/1/34	120,190	134,334
	5.50%, due 3/1/35	592,772	661,721
	5.50%, due 12/1/35	149,631	166,926
	5.50%, due 4/1/36	471,298	523,380
	5.50%, due 9/1/36	154,461	173,123
	5.50%, due 7/1/37	317,341	358,632
	6.00%, due 12/1/16	63,582	65,776
	6.00%, due 11/1/32	364,380	413,927
	6.00%, due 1/1/33	296,373	335,872
	6.00%, due 3/1/33	300,318	340,118
	6.00%, due 9/1/34	111,834	126,558
	6.00%, due 9/1/35	908,394	1,034,187
	6.00%, due 10/1/35	358,622	407,278
	6.00%, due 6/1/36	280,284	315,176
	6.00%, due 11/1/36	723,855	815,682
	6.00%, due 4/1/37	122,024	132,743
	6.50%, due 10/1/31	213,948	244,774
	6.50%, due 2/1/37	83,791	94,096
			92,607,545
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.6%
	4.00%, due 7/15/39	671,891	712,725
	4.00%, due 9/20/40	2,735,707	2,909,937
	4.00%, due 11/20/40	395,542	420,732
	4.00%, due 1/15/41	2,619,304	2,778,489
¤	4.00%, due 10/15/41	3,890,630	4,140,260
	4.50%, due 5/20/40	3,149,135	3,433,642
	5.00%, due 2/20/41	718,816	795,088
	6.00%, due 8/15/32	448,914	518,991
	6.00%, due 12/15/32	272,410	314,520
	6.50%, due 8/15/28	167,049	193,535
	6.50%, due 4/15/31	463,774	537,267
			16,755,186
¤	Overseas Private Investment Corporation 3.3%
	5.142%, due 12/15/23	5,197,706	5,766,964

¤	Tennessee Valley Authority 3.6%
	4.65%, due 6/15/35	5,605,000	6,292,363

	Total U.S. Government & Federal Agencies (Cost $157,547,222)		163,938,926
	Total Long-Term Bonds (Cost $163,491,118)		170,050,275

	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $4,073,565 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $4,430,000 and a Market Value of $4,158,490)	4,073,565	4,073,565
	Total Short-Term Investment (Cost $4,073,565)		4,073,565
	Total Investments (Cost $167,564,683) (i)	99.7%	174,123,840
	Other Assets, Less Liabilities	0.3	450,342
	Net Assets	100.0%	$174,574,182

	Contracts Short	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.1%

United States Treasury Notes September 2014 (5 Year) (h)	(220)	$178,717
United States Treasury Notes September 2014 (10 Year) (h)	(90)	50,432
Total Futures Contracts Short (Notional Amount $37,358,750)		$229,149

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2014.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(d)	Illiquid security - The total market value of this security as of July 31, 2014, was $1,050,980, which represented 0.6% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued security was $1,050,980, which represented 0.6% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(h)	As of July 31, 2014, cash in the amount of $324,900 was on deposit with brokers for futures transactions.
(i)	As of July 31, 2014, cost was $167,564,683 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,630,929
Gross unrealized depreciation	(1,071,772)
Net unrealized appreciation	$6,559,157

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,849,952	$—	$2,849,952
Corporate Bond	—	1,135,764	—	1,135,764
Mortgage-Backed Securities (b)	—	1,074,653	1,050,980	2,125,633
U.S. Government & Federal Agencies	—	163,938,926	—	163,938,926
Total Long-Term Bonds	—	168,999,295	1,050,980	170,050,275
Short-Term Investment
Repurchase Agreement	—	4,073,565	—	4,073,565
Total Investments in Securities	—	173,072,860	1,050,980	174,123,840
Other Financial Instruments
Futures Contracts Short (c)	229,149	—	—	229,149
Total Investments in Securities and Other Financial Instruments	$229,149	$173,072,860	$1,050,980	$174,352,989

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,050,980 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	$1,026,952	$997	$4,896	$158,707	$-	$(140,572	)(a)	$-	$-	$1,050,980	$125,647
Total	$1,026,952	$997	$4,896	$158,707	$-	$(140,572)		$-	$-	$1,050,980	$125,647

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.4%†
	Convertible Bond 0.1%
	Electric 0.1%
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$3,312,730	$3,610,876

	Total Convertible Bond (Cost $3,610,876)		3,610,876

	Corporate Bonds 91.2%
	Advertising 0.6%
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.
	5.25%, due 2/15/22 (a)	14,474,000	14,437,815
	5.625%, due 2/15/24 (a)	12,625,000	12,609,219
	Lamar Media Corp.
	5.00%, due 5/1/23	12,095,000	11,989,169
	5.375%, due 1/15/24 (a)	3,960,000	4,009,500
	5.875%, due 2/1/22	11,000,000	11,632,500
			54,678,203
	Aerospace & Defense 2.7%
	AAR Corp. 7.25%, due 1/15/22	29,360,000	31,708,800
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (a)	12,605,000	12,857,100
	6.875%, due 9/15/20	12,270,000	13,006,200
	B/E Aerospace, Inc. 5.25%, due 4/1/22	35,218,000	38,167,507
	GenCorp, Inc. 7.125%, due 3/15/21	32,659,000	35,346,836
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19 (a)	38,875,000	40,235,625
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22 (a)	27,120,000	27,120,000
	TransDigm, Inc.
	5.50%, due 10/15/20	10,515,000	10,409,850
	6.50%, due 7/15/24 (a)	22,026,000	22,246,260
			231,098,178
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	17,520,000	18,220,800
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	15,613,000	16,666,878
			34,887,678
	Auto Manufacturers 0.8%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	28,385,000	30,088,100
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19	4,120,000	4,387,800
	8.25%, due 6/15/21	7,045,000	7,749,500
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	7,800,000	7,878,000
	5.625%, due 2/1/23 (a)	6,495,000	6,787,275
	8.125%, due 5/15/21 (a)	9,590,000	10,620,925
	Oshkosh Corp. 8.50%, due 3/1/20	2,010,000	2,145,675
			69,657,275
	Auto Parts & Equipment 3.4%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	31,185,000	33,056,100
	Chassix, Inc. 9.25%, due 8/1/18 (a)	14,605,000	15,517,812
	Dana Holding Corp.
	6.50%, due 2/15/19	9,503,000	9,847,484
	6.75%, due 2/15/21	6,898,000	7,294,635
	Exide Technologies 8.625%, due 2/1/18 (f)	64,863,000	33,728,760
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	13,960,000	14,797,600
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (a)	21,610,000	21,447,925
	4.75%, due 5/15/21 (a)	32,944,000	33,438,160
	7.75%, due 2/15/17 (a)	45,603,000	50,847,345
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	48,612,000	51,042,600
	Tenneco, Inc.
	6.875%, due 12/15/20	10,225,000	10,996,988
	7.75%, due 8/15/18	1,300,000	1,353,625
	Titan International, Inc. 6.875%, due 10/1/20	8,640,000	8,769,600
	TRW Automotive, Inc. 7.25%, due 3/15/17 (a)	4,400,000	4,966,500
			297,105,134
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp.
	6.75%, due 6/15/21 (a)	10,950,000	10,867,875
	10.125%, due 2/15/19 (a)	6,460,000	6,944,500
			17,812,375
	Beverages 0.0%‡
	Constellation Brands, Inc. 4.25%, due 5/1/23	3,385,000	3,342,688

	Building Materials 2.7%
	Boise Cascade Co. 6.375%, due 11/1/20	26,190,000	27,630,450
	Building Materials Corporation of America
	6.75%, due 5/1/21 (a)	11,681,000	12,454,866
	6.875%, due 8/15/18 (a)	12,498,000	12,935,430
	7.00%, due 2/15/20 (a)	8,265,000	8,667,919
	7.50%, due 3/15/20 (a)	18,875,000	19,818,750
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	10,525,000	10,761,812
	Griffon Corp. 5.25%, due 3/1/22	12,978,000	12,702,217
	Headwaters, Inc.
	7.25%, due 1/15/19	19,200,000	20,064,000
	7.625%, due 4/1/19	18,665,000	19,598,250
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	20,585,000	21,923,025
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20	4,375,000	4,867,188
	Texas Industries, Inc. 9.25%, due 8/15/20	36,575,000	41,512,625
	USG Corp.
	6.30%, due 11/15/16	6,565,000	6,909,663
	7.875%, due 3/30/20 (a)	13,850,000	15,044,562
	Vulcan Materials Co. 6.50%, due 12/1/16	3,127,000	3,439,700
			238,330,457
	Chemicals 1.9%
	Axiall Corp. 4.875%, due 5/15/23	13,333,000	12,999,675
	Ineos Finance PLC
	7.50%, due 5/1/20 (a)	18,965,000	20,316,256
	8.375%, due 2/15/19 (a)	11,120,000	12,009,600
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	17,200,000	18,070,750
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	15,240,000	15,316,200
	NOVA Chemicals Corp. 8.625%, due 11/1/19	7,035,000	7,386,750
	Olin Corp. 5.50%, due 8/15/22	12,924,000	13,602,510
	PolyOne Corp.
	5.25%, due 3/15/23	29,441,000	29,588,205
	7.375%, due 9/15/20	726,000	778,635
	Rayonier A.M. Products, Inc. 5.50%, due 6/1/24 (a)	34,335,000	33,819,975
			163,888,556
	Closed-end Fund 0.3%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (a)	26,520,000	26,453,700

	Coal 1.5%
	Arch Coal, Inc.
	7.00%, due 6/15/19	35,570,000	24,365,450
	7.25%, due 10/1/20	7,838,000	5,212,270
	7.25%, due 6/15/21	11,795,000	7,666,750
	8.00%, due 1/15/19 (a)	15,890,000	15,333,850
	CONSOL Energy, Inc.
	5.875%, due 4/15/22 (a)	35,205,000	35,601,056
	6.375%, due 3/1/21	2,729,000	2,865,450
	Peabody Energy Corp.
	6.00%, due 11/15/18	5,275,000	5,261,813
	6.25%, due 11/15/21	5,030,000	4,765,925
	6.50%, due 9/15/20	28,240,000	27,039,800
			128,112,364
	Commercial Services 4.0%
	ADT Corp. (The) 6.25%, due 10/15/21	11,765,000	12,176,775
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	20,200,000	20,907,000
	5.375%, due 8/1/22 (a)	13,415,000	13,280,850
	6.375%, due 4/1/20 (a)	14,980,000	15,766,450
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	31,260,000	32,901,150
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (a)	12,790,000	13,589,375
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (a)	1,240,000	1,202,800
	5.50%, due 4/1/23	16,776,000	16,776,000
	9.75%, due 3/15/20	16,240,000	18,067,000
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18	5,265,000	5,354,505
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	34,416,000	35,878,680
	Hertz Corp. (The)
	4.25%, due 4/1/18	8,740,000	8,827,400
	5.875%, due 10/15/20	2,385,000	2,438,663
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	17,475,000	17,780,812
	Modular Space Corp. 10.25%, due 1/31/19 (a)	6,900,000	7,107,000
	PHH Corp.
	7.375%, due 9/1/19	13,104,000	14,414,400
	9.25%, due 3/1/16	12,151,000	13,700,252
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (c)(d)(e)(g)	460,000	6,762
	9.75% (c)(d)(e)(g)	26,020,000	382,494
	Sotheby's 5.25%, due 10/1/22 (a)	10,335,000	10,102,463
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	24,985,000	25,172,387
	United Rentals North America, Inc.
	5.75%, due 7/15/18	12,005,000	12,551,228
	7.625%, due 4/15/22	19,217,000	21,186,742
	WEX, Inc. 4.75%, due 2/1/23 (a)	29,471,000	28,439,515
			348,010,703
	Computers 1.1%
	iGATE Corp. 4.75%, due 4/15/19 (a)	3,740,000	3,730,650
	NCR Corp.
	4.625%, due 2/15/21	13,235,000	13,036,475
	5.00%, due 7/15/22	5,600,000	5,530,000
	5.875%, due 12/15/21	4,000,000	4,140,000
	6.375%, due 12/15/23	21,220,000	22,493,200
	Seagate HDD Cayman 4.75%, due 6/1/23 (a)	50,505,000	51,010,050
			99,940,375
	Distribution & Wholesale 0.2%
	LKQ Corp. 4.75%, due 5/15/23	20,458,000	19,741,970

	Diversified Financial Services 0.7%
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	31,860,000	25,169,400
	12.75%, due 5/1/20 (a)(c)	9,500,000	7,718,750
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	26,779,787
	9.375%, due 3/1/20	1,695,000	2,193,703
			61,861,640
	Electric 2.4%
	Calpine Corp.
	5.875%, due 1/15/24 (a)	17,041,000	17,765,242
	6.00%, due 1/15/22 (a)	24,390,000	25,731,450
	GenOn Americas Generation LLC 9.125%, due 5/1/31	21,690,000	20,930,850
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	82,770,000	85,253,100
	9.50%, due 10/15/18	37,480,000	39,166,600
	NRG REMA LLC Series C 9.681%, due 7/2/26	6,425,000	6,987,188
	PNM Resources, Inc. 9.25%, due 5/15/15	6,241,000	6,638,745
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,511,765
			205,984,940
	Electrical Components & Equipment 1.2%
	Anixter, Inc. 5.625%, due 5/1/19	8,110,000	8,637,150
	Belden, Inc.
	5.25%, due 7/15/24 (a)	3,475,000	3,466,312
	5.50%, due 9/1/22 (a)	42,702,000	43,769,550
	General Cable Corp. 5.75%, due 10/1/22	32,050,000	32,130,125
	WESCO Distribution, Inc. 5.375%, due 12/15/21	17,520,000	17,914,200
			105,917,337
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	26,939,000	28,285,950

	Engineering & Construction 1.4%
¤	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	29,665,000	28,626,725
	13.00%, due 3/15/18 (b)	42,572,702	47,574,994
	Transfield Services, Ltd. 8.375%, due 5/15/20 (a)	23,505,000	24,180,769
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	21,440,000	21,279,200
			121,661,688
	Entertainment 2.3%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	39,020,000	39,215,100
	Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	26,075,000	26,413,193
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	7,880,000	7,998,200
	4.875%, due 11/1/20	10,505,000	10,662,575
	5.375%, due 11/1/23	10,480,000	10,683,050
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21	1,790,000	1,834,750
	MU Finance PLC 8.375%, due 2/1/17 (a)	24,801,547	25,669,601
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (a)	15,890,000	16,366,700
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	8,680,000	9,309,300
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	4,760,000	4,974,200
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (c)(d)(e)	35,000,000	36,225,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	313,069	219,148
	Vail Resorts, Inc. 6.50%, due 5/1/19	8,661,000	9,007,440
			198,578,257
	Environmental Controls 0.2%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	6,755,000	6,721,225
	5.25%, due 8/1/20	6,295,000	6,342,213
			13,063,438
	Finance - Auto Loans 1.3%
	Ally Financial, Inc.
	7.50%, due 9/15/20	7,613,000	8,773,982
	8.00%, due 11/1/31	6,572,000	8,165,710
	8.30%, due 2/12/15	17,520,000	18,045,600
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	16,960,000	18,470,678
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	15,765,000	16,533,544
	6.75%, due 6/1/18	37,020,000	41,832,600
			111,822,114
	Finance - Consumer Loans 0.3%
	Ocwen Financial Corp. 6.625%, due 5/15/19 (a)	16,410,000	16,779,225
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	11,775,000	12,496,219
			29,275,444
	Finance - Mortgage Loan/Banker 0.3%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (a)	14,500,000	14,536,250
	Stearns Holdings, Inc. 9.375%, due 8/15/20 (a)	11,050,000	11,547,250
			26,083,500
	Finance - Other Services 1.3%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	19,115,000	20,453,050
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (a)	36,970,000	36,230,600
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	13,000,000	12,870,000
	7.875%, due 10/1/20	11,255,000	11,480,100
	Outerwall, Inc. 5.875%, due 6/15/21 (a)	31,675,000	31,120,687
			112,154,437
	Food 2.2%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	13,408,000	13,475,040
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	22,380,487	20,813,853
	B&G Foods, Inc. 4.625%, due 6/1/21	30,835,000	30,064,125
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (a)	31,530,000	31,057,050
	Ingles Markets, Inc. 5.75%, due 6/15/23	30,500,000	30,576,250
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	12,410,000	13,371,775
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	30,495,000	32,629,650
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	15,085,000	15,726,112
			187,713,855
	Forest Products & Paper 0.5%
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,203,084
	Georgia-Pacific LLC 8.875%, due 5/15/31	19,841,000	29,644,021
			39,847,105
	Health Care - Products 1.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	23,509,000	25,213,402
	Hanger, Inc. 7.125%, due 11/15/18	13,535,000	14,008,725
	Hologic, Inc. 6.25%, due 8/1/20	11,205,000	11,681,213
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23	8,330,000	7,705,250
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	16,211,475
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	33,180,000	33,843,600
			108,663,665
	Health Care - Services 2.7%
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,411,825
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	4,730,000	5,250,300
	6.875%, due 7/15/17	130,000	144,625
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	11,680,000	12,439,200
	5.875%, due 1/31/22 (a)	8,100,000	8,849,250
	HCA Holdings, Inc.
	6.25%, due 2/15/21	2,375,000	2,506,813
	7.75%, due 5/15/21	5,431,000	5,858,691
¤	HCA, Inc.
	4.75%, due 5/1/23	4,525,000	4,468,437
	5.00%, due 3/15/24	9,511,000	9,439,667
	5.875%, due 3/15/22	14,855,000	15,820,575
	5.875%, due 5/1/23	9,232,000	9,508,960
	6.50%, due 2/15/16	3,615,000	3,849,975
	6.50%, due 2/15/20	3,294,000	3,578,108
	7.50%, due 2/15/22	5,451,000	6,173,257
	7.58%, due 9/15/25	1,920,000	2,092,800
	7.69%, due 6/15/25	705,000	780,788
	8.00%, due 10/1/18	4,984,000	5,800,130
	8.36%, due 4/15/24	2,494,000	2,905,510
	9.00%, due 12/15/14	3,930,000	4,023,338
	INC Research LLC 11.50%, due 7/15/19 (a)	24,240,000	27,148,800
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)	53,908,000	55,255,700
	ResCare, Inc. 10.75%, due 1/15/19	14,300,000	15,444,000
	Tenet Healthcare Corp. 6.00%, due 10/1/20	15,000,000	15,675,000
			232,425,749
	Holding Companies - Diversified 0.8%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(b)	41,296,000	41,915,440
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	25,895,000	27,966,600
			69,882,040
	Home Builders 2.4%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	17,332,000	18,198,600
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	23,985,000	23,385,375
	AV Homes, Inc. 8.50%, due 7/1/19 (a)	27,390,000	27,835,087
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (a)	21,153,000	21,681,825
	Century Communities, Inc. 6.875%, due 5/15/22 (a)	13,081,000	13,277,215
	D.R. Horton, Inc.
	4.75%, due 2/15/23	4,710,000	4,651,125
	5.75%, due 8/15/23	3,605,000	3,803,275
	Meritage Homes Corp. 7.00%, due 4/1/22	5,640,000	6,161,700
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	4,585,000	4,493,300
	6.625%, due 5/1/20	6,722,000	7,192,540
	Standard Pacific Corp. 6.25%, due 12/15/21	10,330,000	10,691,550
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	12,130,000	11,948,050
	7.75%, due 4/15/20 (a)	7,397,000	7,914,790
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	15,060,000	14,457,600
	WCI Communities, Inc. 6.875%, due 8/15/21	12,660,000	12,976,500
	William Lyon Homes, Inc. 5.75%, due 4/15/19 (a)	3,115,000	3,169,513
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (a)	14,500,000	14,753,750
			206,591,795
	Household Products & Wares 0.5%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	7,120,000	7,511,600
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (a)	17,611,000	17,611,000
	8.125%, due 2/1/20	290,000	317,550
	Spectrum Brands, Inc.
	6.375%, due 11/15/20	5,315,000	5,594,037
	6.625%, due 11/15/22	7,535,000	7,987,100
	6.75%, due 3/15/20	4,195,000	4,415,238
			43,436,525
	Insurance 1.4%
	A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	18,025,000	18,700,937
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	21,000,000	22,365,000
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	7,345,000	7,840,788
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	29,513,000	31,283,780
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	16,890,000	19,888,532
	USI, Inc. 7.75%, due 1/15/21 (a)	19,260,000	19,115,550
			119,194,587
	Internet 0.8%
	Cogent Communications Holdings, Inc. 8.375%, due 2/15/18 (a)	32,215,000	34,147,900
	Equinix, Inc.
	5.375%, due 4/1/23	14,080,000	14,150,400
	7.00%, due 7/15/21	2,000,000	2,180,000
	IAC / InterActiveCorp.
	4.75%, due 12/15/22	4,552,000	4,369,920
	4.875%, due 11/30/18	11,770,000	12,093,675
			66,941,895
	Investment Management/Advisory Services 0.3%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	9,070,000	10,204,067
	National Financial Partners Corp. 9.00%, due 7/15/21 (a)	16,217,000	17,473,818
			27,677,885
	Iron & Steel 0.6%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,781,058
	Allegheny Technologies, Inc.
	5.875%, due 8/15/23	11,020,000	12,029,090
	9.375%, due 6/1/19	7,475,000	9,273,665
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (a)	18,242,000	19,382,125
	Commercial Metals Co. 4.875%, due 5/15/23	7,476,000	7,195,650
			55,661,588
	Leisure Time 1.0%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	15,291,000	14,908,725
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	69,625,000	74,063,594
			88,972,319
	Lodging 1.2%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,669,100
	5.75%, due 7/1/22	22,880,000	24,710,400
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	22,865,000	24,294,062
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21 (a)	21,785,000	22,819,787
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (b)	17,301,627	19,118,298
	Sugarhouse HSP Gaming Prop Mezz, L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, due 6/1/21 (a)	6,795,000	6,608,138
			100,219,785
	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	20,540,000	21,361,600
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(b)	11,730,000	12,316,500
			33,678,100
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,898,400
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (a)	7,215,000	7,990,613
			16,889,013
	Media 4.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	9,167,000	8,846,155
	7.25%, due 10/30/17	3,100,000	3,231,750
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	22,360,000	22,471,800
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	17,875,000	19,841,250
	CSC Holdings LLC 7.625%, due 7/15/18	13,740,000	15,629,250
	DISH DBS Corp.
	4.25%, due 4/1/18	7,598,000	7,711,970
	4.625%, due 7/15/17	8,897,000	9,252,880
	5.00%, due 3/15/23	3,532,000	3,461,360
	5.125%, due 5/1/20	42,950,000	43,809,000
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	17,995,000	17,815,050
	5.00%, due 4/15/22 (a)	49,890,000	49,141,650
	Numericable Group S.A.
	4.875%, due 5/15/19 (a)	21,800,000	21,909,000
	6.00%, due 5/15/22 (a)	29,730,000	29,878,650
	6.25%, due 5/15/24 (a)	5,980,000	6,009,900
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	34,995,000	36,569,775
	Quebecor Media, Inc. 5.75%, due 1/15/23	41,610,000	42,026,100
	Time Inc. 5.75%, due 4/15/22 (a)	9,115,000	9,023,850
	Videotron, Ltd.
	5.00%, due 7/15/22	21,754,000	21,971,540
	5.375%, due 6/15/24 (a)	26,720,000	26,720,000
			395,320,930
	Metal Fabricate & Hardware 1.3%
	A. M. Castle & Co. 12.75%, due 12/15/16	34,161,000	36,039,855
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	24,270,000	24,573,375
	8.75%, due 9/1/20	12,109,000	13,259,355
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	16,350,000	16,942,688
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	19,419,000	20,826,877
			111,642,150
	Mining 2.9%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (a)	23,785,000	24,082,313
	Constellium NV 5.75%, due 5/15/24 (a)	28,475,000	29,329,250
	First Quantum Minerals, Ltd. 7.25%, due 5/15/22 (a)	15,615,000	16,063,931
	Hecla Mining Co. 6.875%, due 5/1/21	46,505,000	45,458,637
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	31,595,000	35,386,400
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	20,050,000	21,102,625
	7.00%, due 4/15/20 (a)	33,015,000	35,243,513
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,215,531
	8.75%, due 12/15/20	7,350,000	7,938,000
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	31,095,000	24,565,050
			255,385,250
	Miscellaneous - Manufacturing 1.4%
	Actuant Corp. 5.625%, due 6/15/22	9,720,000	10,108,800
	Amsted Industries, Inc. 5.00%, due 3/15/22 (a)	17,600,000	17,468,000
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	18,030,000	19,472,400
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	25,440,000	27,030,000
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	12,793,137
	LSB Industries, Inc. 7.75%, due 8/1/19	4,655,000	4,992,488
	SPX Corp. 6.875%, due 9/1/17	25,425,000	27,776,812
			119,641,637
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	20,952,000	21,947,220

	Oil & Gas 10.5%
	Antero Resources Corp. 5.125%, due 12/1/22 (a)	18,300,000	18,254,250
	Antero Resources Finance Corp. 5.375%, due 11/1/21	22,200,000	22,477,500
	Approach Resources, Inc. 7.00%, due 6/15/21	3,000,000	3,112,500
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21	7,300,000	7,482,500
	9.25%, due 8/15/21	12,305,000	13,258,638
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	44,055,000	44,936,100
	7.625%, due 1/15/22	11,450,000	12,165,625
	9.625%, due 8/1/20	6,890,000	7,854,600
	Chesapeake Energy Corp. 6.50%, due 8/15/17	30,590,000	33,037,200
	Comstock Resources, Inc.
	7.75%, due 4/1/19	19,632,000	20,662,680
	9.50%, due 6/15/20	13,700,000	15,309,750
	Concho Resources, Inc.
	5.50%, due 10/1/22	7,235,000	7,524,400
	5.50%, due 4/1/23	6,040,000	6,251,400
	6.50%, due 1/15/22	24,386,000	25,971,090
	7.00%, due 1/15/21	10,325,000	11,047,750
	Continental Resources, Inc.
	5.00%, due 9/15/22	9,199,000	9,865,928
	7.125%, due 4/1/21	8,775,000	9,904,781
	7.375%, due 10/1/20	15,775,000	17,470,812
	EnQuest PLC 7.00%, due 4/15/22 (a)	33,563,000	33,646,907
	Frontier Oil Corp. 6.875%, due 11/15/18	8,390,000	8,788,525
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22 (a)	30,415,000	31,631,600
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	13,250,000	13,448,750
	6.50%, due 5/15/19	23,890,000	24,412,594
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	11,000,000	11,577,500
	Newfield Exploration Co.
	5.625%, due 7/1/24	17,210,000	18,586,800
	7.125%, due 5/15/18	13,020,000	13,345,500
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	11,600,000	12,296,000
	6.875%, due 3/15/22 (a)	15,660,000	16,951,950
	7.25%, due 2/1/19	18,840,000	19,687,800
	Paragon Offshore PLC
	6.75%, due 7/15/22 (a)	13,590,000	12,910,500
	7.25%, due 8/15/24 (a)	14,435,000	13,749,338
	PDC Energy, Inc. 7.75%, due 10/15/22	15,205,000	16,877,550
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	60,850,000	63,436,125
	Range Resources Corp.
	5.00%, due 8/15/22	5,600,000	5,740,000
	5.00%, due 3/15/23	9,180,000	9,432,450
	Rex Energy Corp.
	6.25%, due 8/1/22 (a)	10,340,000	10,210,750
	8.875%, due 12/1/20	39,090,000	42,608,100
	Rosetta Resources, Inc.
	5.625%, due 5/1/21	9,600,000	9,672,000
	5.875%, due 6/1/22	25,450,000	25,895,375
	Seventy Seven Energy, Inc. 6.50%, due 7/15/22 (a)	8,680,000	8,723,400
	Seventy Seven Operating LLC 6.625%, due 11/15/19	30,885,000	32,429,250
	SM Energy Co.
	5.00%, due 1/15/24	18,470,000	18,192,950
	6.50%, due 11/15/21	8,300,000	8,901,750
	6.50%, due 1/1/23	2,535,000	2,718,788
	6.625%, due 2/15/19	17,149,000	17,877,832
	Stone Energy Corp. 7.50%, due 11/15/22	39,595,000	42,465,637
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	7,140,000	7,764,750
	Triangle USA Petroleum Corp. 6.75%, due 7/15/22 (a)	14,145,000	14,127,319
	W&T Offshore, Inc. 8.50%, due 6/15/19	23,875,000	25,426,875
	Whiting Petroleum Corp. 6.50%, due 10/1/18	12,970,000	13,423,950
	WPX Energy, Inc. 6.00%, due 1/15/22	21,460,000	22,425,700
			915,971,819
	Oil & Gas Services 1.3%
	Compressco Partners, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22 (a)	17,900,000	17,676,250
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	30,255,000	31,200,469
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21 (a)	24,800,000	26,040,000
	FTS International, Inc. 6.25%, due 5/1/22 (a)	15,205,000	15,471,087
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	12,375,000	13,210,313
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	9,839,000	10,380,145
			113,978,264
	Packaging & Containers 0.9%
	AEP Industries, Inc. 8.25%, due 4/15/19	20,344,000	21,361,200
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,315,075
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (a)	26,145,000	27,256,162
	Silgan Holdings, Inc. 5.00%, due 4/1/20	12,370,000	12,617,400
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (a)	13,956,000	15,246,930
			81,796,767
	Pharmaceuticals 1.2%
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22 (a)	5,262,000	5,281,733
	JLL / Delta Dutch Newco B.V. 7.50%, due 2/1/22 (a)	19,905,000	20,502,150
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	11,731,000	11,701,672
	NBTY, Inc. 9.00%, due 10/1/18	13,725,000	14,308,312
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (a)	7,105,000	7,069,475
	6.375%, due 10/15/20 (a)	22,784,000	23,524,480
	6.75%, due 10/1/17 (a)	3,947,000	4,065,410
	6.75%, due 8/15/18 (a)	6,530,000	6,823,850
	7.00%, due 10/1/20 (a)	2,548,000	2,662,660
	7.50%, due 7/15/21 (a)	11,700,000	12,636,000
			108,575,742
	Pipelines 1.6%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	7,284,000	7,784,775
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,189,741
	9.625%, due 11/1/21	10,349,000	14,576,525
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21	1,460,000	1,379,700
	6.625%, due 10/1/20	22,864,000	23,778,560
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	11,307,000	12,735,255
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	16,000,000	16,600,000
	6.75%, due 11/1/20	21,170,000	22,625,438
	NuStar Logistics, L.P. 6.75%, due 2/1/21	13,145,000	14,656,675
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21	13,510,000	14,354,375
	8.375%, due 6/1/20	4,704,000	5,221,440
			136,902,484
	Real Estate 1.9%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(b)	27,280,000	27,893,800
	CBRE Services, Inc. 5.00%, due 3/15/23	32,487,000	32,324,565
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	12,210,000	13,522,575
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (a)	8,000,000	8,320,000
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	20,990,000	22,091,975
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	37,687,000	38,252,305
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	25,740,000	26,512,200
			168,917,420
	Real Estate Investment Trusts 1.6%
	Crown Castle International Corp. 5.25%, due 1/15/23	48,895,000	49,383,950
	Geo Group, Inc. (The) 6.625%, due 2/15/21	18,300,000	19,215,000
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	11,990,000	13,254,489
	6.00%, due 10/1/21	21,920,000	25,232,572
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	11,681,000	11,943,823
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	5,570,000	5,556,075
	5.50%, due 2/1/21	13,635,000	13,975,875
			138,561,784
	Retail 4.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	3,994,238
	7.00%, due 5/20/22	9,697,000	10,375,790
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,578,563
	6.50%, due 5/20/21	5,828,000	6,075,690
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	44,365,000	48,468,762
	AutoNation, Inc. 6.75%, due 4/15/18	13,661,000	15,659,331
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	21,665,000	23,181,550
	Cash America International, Inc. 5.75%, due 5/15/18	14,455,000	14,924,787
	DineEquity, Inc. 9.50%, due 10/30/18	52,380,000	55,837,080
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (a)	13,660,000	13,745,375
	Group 1 Automotive, Inc. 5.00%, due 6/1/22 (a)	4,005,000	3,944,925
	L Brands, Inc.
	5.625%, due 2/15/22	4,545,000	4,772,250
	5.625%, due 10/15/23	8,645,000	9,142,088
	6.625%, due 4/1/21	13,980,000	15,587,700
	8.50%, due 6/15/19	3,395,000	4,090,975
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22 (a)	38,903,000	40,459,120
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	26,025,000	26,870,812
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	16,060,000	17,625,850
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	7,640,000	7,945,600
	6.875%, due 11/15/19	9,595,000	10,218,675
	Sonic Automotive, Inc.
	5.00%, due 5/15/23	3,741,000	3,591,360
	7.00%, due 7/15/22	11,875,000	12,825,000
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24	12,855,000	12,726,450
			375,641,971
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	10,605,000	11,082,225
	7.125%, due 3/15/21	6,905,000	7,388,350
			18,470,575
	Software 0.3%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	8,835,000	9,320,925
	Activision Blizzard, Inc. 5.625%, due 9/15/21 (a)	15,215,000	15,975,750
			25,296,675
	Storage & Warehousing 0.9%
¤	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	45,100,000	46,227,500
	10.75%, due 10/15/19 (a)	26,480,000	26,347,600
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,584,950
			77,160,050
	Telecommunications 6.4%
	CommScope, Inc.
	5.00%, due 6/15/21 (a)	4,865,000	4,816,350
	5.50%, due 6/15/24 (a)	7,415,000	7,377,925
	DigitalGlobe, Inc. 5.25%, due 2/1/21	12,507,000	12,241,226
	GCI, Inc. 8.625%, due 11/15/19	16,511,000	17,253,995
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	18,430,000	20,342,113
	7.625%, due 6/15/21	15,755,000	17,803,150
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,100,000	2,016,000
	7.25%, due 4/1/19	12,730,000	13,366,500
	7.25%, due 10/15/20	21,420,000	22,598,100
	7.50%, due 4/1/21	13,600,000	14,518,000
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	12,750,000	14,248,125
	SBA Communications Corp. 4.875%, due 7/15/22 (a)	29,343,000	28,022,565
	SBA Telecommunications, Inc. 5.75%, due 7/15/20	27,640,000	28,676,500
	Sprint Capital Corp. 6.875%, due 11/15/28	30,564,000	29,799,900
¤	Sprint Communications, Inc.
	7.00%, due 8/15/20	26,555,000	28,148,300
	9.00%, due 11/15/18 (a)	23,531,000	27,590,098
	9.25%, due 4/15/22	13,690,000	16,291,100
	Sprint Corp.
	7.125%, due 6/15/24 (a)	13,145,000	13,407,900
	7.25%, due 9/15/21 (a)	10,940,000	11,651,100
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22	25,015,000	25,734,181
	6.25%, due 4/1/21	20,085,000	20,988,825
	6.50%, due 1/15/24	26,460,000	27,584,550
	6.625%, due 4/1/23	45,925,000	48,221,250
	6.731%, due 4/28/22	38,575,000	40,407,312
	tw telecom holdings, Inc. 5.375%, due 10/1/22	23,135,000	25,043,638
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	41,727,000	42,248,587
			560,397,290
	Transportation 0.8%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (a)	47,999,000	49,678,965
	9.75%, due 5/1/20 (a)	22,325,000	23,385,438
			73,064,403
	Trucking & Leasing 0.5%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	15,865,000	16,816,900
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	25,970,000	28,826,700
			45,643,600
	Vitamins & Nutrition Products 0.6%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	50,514,000	51,524,280

	Total Corporate Bonds (Cost $7,731,530,508)		7,941,384,618

	Loan Assignments 3.3% (h)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc. 2nd Lien Term Loan 7.75%, due 8/5/19	20,590,000	20,731,556

	Auto Manufacturers 0.3%
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	22,967,254	22,952,716

	Auto Parts & Equipment 1.0%
¤	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 10/14/14 (b)	84,936,098	86,634,820

	Chemicals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	13,500,000	13,466,250

	Distribution & Wholesale 0.3%
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	28,174,542	28,104,105

	Diversified Financial Services 0.1%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,900,313	5,909,163

	Finance - Other Services 0.1%
	BATS Global Markets, Inc. New Term Loan 5.00%, due 1/31/20	11,088,750	10,970,932

	Leisure Time 0.1%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	5,140,450	5,122,782

	Lodging 0.4%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	9,834,211	9,866,989
	New 2nd Lien Term Loan 10.00%, due 10/2/19	19,215,000	19,463,200
	Four Seasons Holdings, Inc.
	New 1st Lien Term Loan 3.50%, due 6/27/20	5,955,000	5,923,367
	2nd Lien Term Loan 6.25%, due 12/28/20	3,500,000	3,526,250
			38,779,806
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (c)(e)	16,820,206	16,715,080

	Miscellaneous - Manufacturing 0.4%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	32,295,572	32,457,050

	Retail 0.1%
	Dunkin' Brands, Inc. Term Loan C 2.653%, due 9/30/17	5,869,152	5,880,086

	Total Loan Assignments (Cost $283,268,061)		287,724,346

	Yankee Bonds 0.8% (i)
	Forest Products & Paper 0.5%
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	40,990,000	46,728,600

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,713,318
	8.30%, due 4/15/26	5,395,000	6,686,726
			17,400,044
	Pharmaceuticals 0.1%
	Catamaran Corp. 4.75%, due 3/15/21	5,925,000	5,910,188

	Total Yankee Bonds (Cost $58,745,636)		70,038,832

	Total Long-Term Bonds (Cost $8,077,155,081)		8,302,758,672

		Shares
	Common Stocks 0.2%
	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (c)(d)(e)(g)	51,473	2,316,285

	Entertainment 0.0%‡
	Affinity Gaming LLC (c)(d)(e)(g)	275,000	2,062,500

	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (c)(d)(e)(g)	446,020	289,913

	Media 0.0%‡
	ION Media Networks, Inc. (c)(d)(e)(g)	2,267	857,561

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(d)(e)(g)	717,799	9,195,005

	Mining 0.1%
	Goldcorp, Inc.	28,901	791,887
	New Gold, Inc. (g)	439,348	2,697,602
			3,489,489

	Total Common Stocks (Cost $14,769,499)		18,210,753

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	414,600	11,268,828

	Total Preferred Stock (Cost $10,172,918)		11,268,828

	Number of Warrants
Warrants 0.0%‡
Food 0.0%‡
ASG Corp. Expires 5/15/18 (c)(d)(e)(g)	12,510	125,100

Total Warrants (Cost $0)		125,100

	Principal Amount
Short-Term Investment 3.0%
Repurchase Agreement 3.0%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $263,360,504 (Collateralized by Government Agency securities with rates between 1.96% and 2.08% and a maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $288,170,000 and a Market Value of $268,629,146)	$263,360,504	263,360,504
Total Short-Term Investment (Cost $263,360,504)		263,360,504

Total Investments (Cost $8,365,458,002) (j)	98.7%	8,595,723,857
Other Assets, Less Liabilities	1.3	111,069,015
Net Assets	100.0%	$8,706,792,872

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Illiquid security - The total market value of these securities as of July 31, 2014, was $79,724,474, which represented 0.9% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued securities was $55,290,644, which represented 0.6% of the Fund's net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2014.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	As of July 31, 2014, cost was $8,361,491,706 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$307,341,036
Gross unrealized depreciation	(73,108,885)
Net unrealized appreciation	$234,232,151

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Convertible Bond (b)	$—	$—	$3,610,876	$3,610,876
Corporate Bonds (c)	—	7,904,551,214	36,833,404	7,941,384,618
Loan Assignments (d)	—	169,459,171	118,265,175	287,724,346
Yankee Bonds	—	70,038,832	—	70,038,832
Total Long-Term Bonds	—	8,144,049,217	158,709,455	8,302,758,672
Common Stocks (e)	3,489,489	—	14,721,264	18,210,753
Preferred Stock	11,268,828	—	—	11,268,828
Warrants (f)	—	—	125,100	125,100
Short-Term Investment
Repurchase Agreement	—	263,360,504	—	263,360,504
Total Investments in Securities	$14,758,317	$8,407,409,721	$173,555,819	$8,595,723,857

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $3,610,876 is held in Electric within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $389,256 and $36,444,148 are held in Commercial Services and Entertainment, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $86,634,820, $28,104,105 and $3,526,250 are held in Auto Parts & Equipment, Distribution & Wholesale and Lodging, respectively, within Loan Assignments whose values were obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $2,316,285, $2,062,500, $289,913, $857,561 and $9,195,005 are held in Coal, Entertainment, Lodging, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $125,100 is held in Food within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended July 31, 2014, a security with a market value of $42,982,056 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of this security being obtained from an independent pricing source using observable inputs as of July 31, 2014. As of October 31, 2013 the valuation of this security was obtained using fair valued prices due to market quotations not being readily available.

As of July 31, 2014, securities with a market value of $4,520,000 transferred from Level 1 to Level 3 as these securities were fair valued when compared to the prior year prices which were based on quoted prices. The October 31, 2013 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

As of July 31, 2014, a security with a market value of $71,943,947 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service using a single broker quote with significant unobservable inputs. The fair value obtained for this security from an independent pricing service as of October 31, 2013, used the average of multiple bid quotations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2014
Long-Term Bonds
Convertible Bonds
Electric	$6,075,462	$-	$1,573,908		$(1,915,739)	$4,478,799	(a)	$(6,601,554)		$-	$-	$3,610,876	$-
Internet	6,154	-	(0	)(b)(c)	(6,154)	-		-		-	-	-	-
Corporate Bonds
Commercial Services	389,256	-	-		-	-		-		-	-	389,256	-
Engineering & Construction	42,982,056	-	-		-	-		-		-	(42,982,056)	-	-
Entertainment	36,731,754	14,899	16,482		(33,122)	-		(285,865)		-	-	36,444,148	(102,400)
Loan Assignments
Auto Parts & Equipment	-	918,388	-		377,949	13,394,536		-		71,943,947	-	86,634,820	377,949
Distribution & Wholesale	-	(288)	(3,477)		(93,484)	33,264,312		(5,062,958	)(d)	-	-	28,104,105	(93,484)
Finance - Other Services	14,522,250	37,748	714,120		(824,118)	-		(14,450,000	)(d)	-	-	-	-
Lodging	9,640,000	4,299	41		(131,648)	-		(5,986,442	)(d)	-	-	3,526,250	(64,769)
Pharmaceuticals	14,344,234	25,402	340,039		(577,425)	-		(14,132,250	)(d)	-	-	-	-
Common Stocks
Electric	977,987	-	-		1,338,298	-		-		-	-	2,316,285	1,338,298
Entertainment	-	-	-		(893,750)	-		-		2,956,250	-	2,062,500	(893,750)
Lodging	579,826	-	-		(289,913)	-		-		-	-	289,913	(289,913)
Media	-	-	-		854,125	3,436		-		-	-	857,561	854,125
Metal Fabricate & Hardware	9,195,005	-	-		-	-		-		-	-	9,195,005	-
Warrants
Food	-	-	-		(1,438,650)	-		-		1,563,750	-	125,100	(1,438,650)
Media	23	-	-		3,412	-		(3,435)		-	-	-	-
Total	$135,444,007	$1,000,448	$2,641,113		$(3,630,219)	$51,141,083		$(46,522,504)		$76,463,947	$(42,982,056)	$173,555,819	$(312,594)

(a) Purchases include securities received from a restructure.

(b) At Home Corp. was written off on March 3, 2014.

(c) Less than one dollar.

(d) Sales include principal reductions.

As of July 31, 2014, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost	7/31/14 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750	$2,062,500	0.0	%‡
ASG Corp.
Warrants Expire 5/15/18	4/30/10	12,510	-	125,100	0.0	‡
ION Media Networks, Inc.
Common Stock	12/20/2010-3/12/10	2,267	3,435	857,561	0.0	‡
Majestic Star Casino LLC
Membership Units Common Stock	12/1/11	446,020	892,040	289,913	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,757	9,195,005	0.1
Neenah Foundry Co. Term Loan
Loan Assignment
6.75%, due 4/26/17	5/10/13	$16,820,206	16,297,640	16,715,080	0.2
Quebecor World, Inc. (Litigation Recovery Trust—Escrow Shares)
Corporate Bond 6.50%	1/23/08	46,000	-	6,762	0.0	‡
Corporate Bond 9.75%	9/4/09	26,020,000	-	382,494	0.0	‡
Sterling Entertainment Enterprise LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000	36,225,000	0.4
Upstate New York Power Producers, Inc
Common Stock	5/11/99-2/28/11	51,473	875,042	2,316,285	0.0	‡
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	12/15/13-7/15/14	$3,312,730	3,610,876	3,610,876	0.1
Total			$65,852,540	$71,786,576	0.8%

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.2%†
	Asset-Backed Securities 1.0%
	Home Equity 0.9%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)(b)	$97,536	$97,024
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.212%, due 10/25/36 (b)(c)	366,855	324,628
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)(b)	202,948	206,940
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)(b)	44,906	45,777
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.222%, due 5/25/37 (b)(c)	853,594	731,753
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.676%, due 2/25/34 (a)(b)	485,496	503,335
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 5.323%, due 10/25/34 (a)(b)	170,624	174,898
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)(b)	326,093	316,599
	GSAA Home Equity Trust Series 2006-14, Class A1 0.202%, due 9/25/36 (b)(c)	6,285,739	3,475,216
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.252%, due 4/25/37 (b)(c)	200,491	181,362
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.252%, due 3/25/47 (b)(c)	799,359	565,134
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.202%, due 11/25/36 (b)(c)	805,711	363,664
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.262%, due 3/25/37 (b)(c)	3,010,057	1,809,535
	RAMP Trust
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)(c)	41,719	41,852
	Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (a)(b)	79,782	82,494
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)(c)	62,660	64,108
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.394%, due 6/25/33 (a)(b)	96,707	100,041
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.262%, due 1/25/37 (b)(c)	1,298,743	879,628
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.262%, due 9/25/37 (b)(c)	833,987	348,501
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)(b)	104,477	107,888
			10,420,377
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.547%, due 5/25/29 (c)	830,915	806,537

	Total Asset-Backed Securities (Cost $12,382,963)		11,226,914

	Convertible Bonds 0.3%
	Household Products & Wares 0.2%
	Jarden Corp. 1.125%, due 3/15/34 (d)	2,650,000	2,630,125

	Oil & Gas Services 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	760,000	884,925

	Total Convertible Bonds (Cost $3,481,935)		3,515,050

	Corporate Bonds 37.2%
	Aerospace & Defense 0.5%
	B/E Aerospace, Inc.
	5.25%, due 4/1/22	540,000	585,225
	6.875%, due 10/1/20	1,805,000	1,949,400
	TransDigm, Inc.
	6.00%, due 7/15/22 (d)	1,100,000	1,105,500
	7.50%, due 7/15/21	1,600,000	1,748,000
			5,388,125
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	317,795

	Airlines 0.7%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	1,785,536	2,084,613
	7.875%, due 1/2/20	990,595	1,067,367
	U.S. Airways Group, Inc. Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24	1,209,486	1,369,743
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	2,276,028	2,543,461
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18	655,194	738,731
			7,803,915
	Auto Manufacturers 0.6%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,100,000	2,310,000
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,826,337
	7.45%, due 7/16/31	450,000	596,487
	8.90%, due 1/15/32	215,000	303,872
	Navistar International Corp. 8.25%, due 11/1/21	1,525,000	1,574,563
			6,611,259
	Auto Parts & Equipment 0.6%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	2,200,000	2,321,845
	Dana Holding Corp. 5.375%, due 9/15/21	2,280,000	2,337,000
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	625,000	660,937
	8.25%, due 8/15/20	1,200,000	1,296,000
			6,615,782
	Banks 3.9%
	AgriBank FCB 9.125%, due 7/15/19	300,000	382,631
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (d)	2,260,000	2,290,510
	Bank of America Corp.
	5.125%, due 12/29/49 (c)	965,000	947,374
	5.42%, due 3/15/17	135,000	147,502
	5.625%, due 7/1/20	645,000	737,243
	6.11%, due 1/29/37	980,000	1,134,317
	7.625%, due 6/1/19	1,015,000	1,242,299
	8.00%, due 12/31/49 (c)	1,500,000	1,650,165
	8.57%, due 11/15/24	485,000	645,668
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,985,000	2,252,975
	CIT Group, Inc.
	3.875%, due 2/19/19	1,740,000	1,731,300
	4.25%, due 8/15/17	100,000	103,000
	Citigroup, Inc.
	4.05%, due 7/30/22	105,000	106,967
	6.30%, due 12/29/49 (c)	2,820,000	2,831,280
	6.875%, due 6/1/25	1,715,000	2,111,225
	Discover Bank 8.70%, due 11/18/19	1,064,000	1,340,112
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	3,045,000	3,024,994
	HSBC Holdings PLC 5.10%, due 4/5/21	115,000	130,187
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (c)	3,005,000	3,050,075
	7.90%, due 4/29/49 (c)	3,300,000	3,634,125
	Mellon Capital III 6.369%, due 9/5/66 (c)	£1,950,000	3,456,793
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (d)	$2,250,000	2,339,492
	Morgan Stanley
	4.875%, due 11/1/22	1,125,000	1,197,836
	5.00%, due 11/24/25	2,535,000	2,697,985
	5.45%, due 7/29/49 (c)	2,825,000	2,828,531
	Wells Fargo & Co.
	5.90%, due 12/29/49 (c)	2,375,000	2,480,687
	7.98%, due 3/29/49 (c)	1,200,000	1,360,800
			45,856,073
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (d)	1,350,000	1,424,377

	Building Materials 0.6%
	USG Corp.
	6.30%, due 11/15/16	4,695,000	4,941,487
	9.75%, due 1/15/18	1,330,000	1,559,425
			6,500,912
	Chemicals 0.7%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	1,605,000	1,706,492
	8.55%, due 5/15/19	225,000	286,554
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,735,000	1,804,400
	Huntsman International LLC 8.625%, due 3/15/21	2,900,000	3,153,750
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,525,000	1,586,000
			8,537,196
	Coal 0.3%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	1,100,000	742,500
	6.25%, due 6/1/21	110,000	71,500
	7.50%, due 8/1/20 (d)	905,000	834,863
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 6.375%, due 3/15/24	2,275,000	2,348,937
			3,997,800
	Commercial Services 0.7%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, due 6/1/22 (d)	1,700,000	1,649,000
	Hertz Corp. (The)
	5.875%, due 10/15/20	450,000	460,125
	7.375%, due 1/15/21	2,700,000	2,889,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, (e)(f)(g)(h)	110,000	1,617
	Rent-A-Center, Inc. 4.75%, due 5/1/21	725,000	647,063
	United Rentals North America, Inc.
	6.125%, due 6/15/23	710,000	734,406
	8.375%, due 9/15/20	1,305,000	1,406,137
			7,787,348
	Computers 0.6%
	International Business Machines Corp. 7.00%, due 10/30/25	2,050,000	2,712,583
	NCR Corp. 5.00%, due 7/15/22	2,730,000	2,695,875
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	1,100,000	1,127,500
	7.375%, due 11/15/18	344,000	359,265
	7.625%, due 11/15/20	200,000	211,500
			7,106,723
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,850,000	1,993,375

	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20	200,000	230,716
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (c)	€2,240,000	3,239,598
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (c)	£760,000	1,405,003
			4,875,317
	Electric 1.0%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	$2,200,000	2,205,500
	Calpine Corp. 5.75%, due 1/15/25	2,365,000	2,311,787
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (d)	3,405,000	3,448,618
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)	1,130,000	1,288,389
	Puget Energy, Inc. 5.625%, due 7/15/22	815,000	938,096
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (c)	1,554,717	1,601,592
			11,793,982
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23	1,760,000	1,727,000

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21	1,935,000	2,089,800

	Finance - Auto Loans 0.3%
	Ally Financial, Inc. 3.50%, due 1/27/19	3,250,000	3,217,500
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	350,000	407,617
	General Motors Financial Co., Inc. 3.25%, due 5/15/18	325,000	324,594
			3,949,711
	Finance - Consumer Loans 0.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (c)	2,400,000	2,490,000
	Navient LLC 8.00%, due 3/25/20	1,700,000	1,921,000
	Springleaf Finance Corp.
	6.00%, due 6/1/20	775,000	786,625
	7.75%, due 10/1/21	1,765,000	1,976,800
			7,174,425
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (c)	1,600,000	1,744,000
	Discover Financial Services 3.85%, due 11/21/22	1,491,000	1,507,209
			3,251,209
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	722,000	770,389
	6.45%, due 6/8/27	1,000,000	1,126,300
			1,896,689
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	1,200,000	1,302,955

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22	320,000	326,200
	6.00%, due 8/1/20	2,110,000	2,199,675
			2,525,875
	Food 1.5%
	Aramark Services, Inc. 5.75%, due 3/15/20	2,500,000	2,575,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,640,000	1,721,705
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	675,000	712,125
	JBS USA LLC / JBS USA Finance, Inc.
	5.875%, due 7/15/24 (d)	1,825,000	1,802,188
	8.25%, due 2/1/20 (d)	480,000	518,400
	Kerry Group Financial Services 3.20%, due 4/9/23 (d)	2,899,000	2,790,890
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	2,500,000	2,678,125
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	575,000	621,000
	7.75%, due 7/1/17	925,000	1,045,250
	Virgolino de Oliveira Finance S.A.
	10.875%, due 1/13/20 (d)	1,535,000	1,519,650
	11.75%, due 2/9/22 (d)	1,700,000	1,292,000
			17,276,333
	Health Care - Products 0.3%
	Alere, Inc. 7.25%, due 7/1/18	1,850,000	1,979,500
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	1,300,000	1,439,750
			3,419,250
	Health Care - Services 1.1%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21 (d)	1,775,000	1,788,313
	CIGNA Corp. 4.375%, due 12/15/20	270,000	293,685
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (d)	1,985,000	2,168,612
	HCA, Inc. 5.00%, due 3/15/24	3,750,000	3,721,875
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (d)	2,330,000	2,388,250
	Tenet Healthcare Corp. 6.00%, due 10/1/20	2,750,000	2,873,750
			13,234,485
	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)	215,000	262,215

	Home Builders 1.8%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19	1,025,000	1,007,063
	7.25%, due 2/1/23	1,875,000	1,917,187
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	5,435,000	5,720,337
	Lennar Corp. 4.50%, due 6/15/19	2,400,000	2,400,000
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	2,983,750
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,575,000	1,673,438
	Standard Pacific Corp. 8.375%, due 5/15/18	2,000,000	2,295,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	1,340,000	1,437,150
	Weyerhaeuser Real Estate Co. 5.875%, due 6/15/24 (d)	2,085,000	2,116,275
			21,550,200
	Household Products & Wares 0.2%
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20	2,000,000	2,040,000
	9.875%, due 8/15/19	260,000	280,150
			2,320,150
	Insurance 3.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (c)	3,790,000	4,140,575
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (c)	€1,300,000	1,818,664
	Series A2 5.75%, due 3/15/67 (c)	£1,100,000	1,931,415
	Chubb Corp. (The) 6.375%, due 3/29/67 (c)	$1,660,000	1,830,150
	Genworth Holdings, Inc. 7.625%, due 9/24/21	1,915,000	2,372,195
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,100,000	5,090,691
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (d)	250,000	257,073
	6.50%, due 3/15/35 (d)	220,000	270,171
	7.80%, due 3/7/87 (d)	1,760,000	2,085,600
	10.75%, due 6/15/88 (c)(d)	750,000	1,160,625
	Oil Insurance, Ltd. 3.216%, due 12/29/49 (c)(d)	1,320,000	1,214,400
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (d)	2,575,000	3,330,556
	Progressive Corp. (The) 6.70%, due 6/15/67 (c)	3,700,000	4,070,000
	Protective Life Corp. 8.45%, due 10/15/39	1,640,000	2,395,127
	Provident Cos., Inc. 7.25%, due 3/15/28	2,115,000	2,646,267
	Prudential Financial, Inc. 5.625%, due 6/15/43 (c)	1,760,000	1,883,200
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (c)(d)	1,350,000	1,434,375
	Voya Financial, Inc. 5.50%, due 7/15/22	2,800,000	3,173,778
	XL Group PLC 6.50%, due 12/29/49 (c)	2,120,000	2,077,600
			43,182,462
	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (d)	2,300,000	2,537,873

	Iron & Steel 0.6%
	AK Steel Corp. 8.75%, due 12/1/18	1,900,000	2,109,000
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	745,000	754,170
	5.90%, due 3/15/20	1,085,000	1,114,236
	United States Steel Corp. 7.375%, due 4/1/20	1,500,000	1,646,250
	Vale S.A. 5.625%, due 9/11/42	1,545,000	1,517,082
			7,140,738
	Lodging 1.3%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	2,345,000	1,942,563
	MGM Resorts International
	6.75%, due 10/1/20	8,531,000	9,234,808
	8.625%, due 2/1/19	80,000	93,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	265,000	308,818
	7.15%, due 12/1/19	1,900,000	2,240,075
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	1,500,000	1,616,250
			15,435,714
	Machinery - Construction & Mining 0.2%
	Terex Corp. 6.50%, due 4/1/20	2,400,000	2,550,000

	Media 0.6%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24	1,555,000	1,547,225
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	2,420,000	2,501,675
	DISH DBS Corp. 7.125%, due 2/1/16	1,400,000	1,491,000
	NBC Universal Media LLC 5.15%, due 4/30/20	160,000	182,002
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	800,000	1,068,974
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	412,716
			7,203,592
	Mining 0.7%
	Aleris International, Inc. 7.875%, due 11/1/20	1,900,000	1,952,250
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	250,000	319,690
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (d)	2,000,000	2,145,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,300,000	1,689,096
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,690,000	1,913,925
			8,019,961
	Miscellaneous - Manufacturing 0.7%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	2,985,000	2,962,612
	Bombardier, Inc. 6.00%, due 10/15/22 (d)	2,530,000	2,479,400
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	2,780,000	2,710,500
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	300,000	371,076
			8,523,588
	Office & Business Equipment 0.0%‡
	Xerox Corp. 4.25%, due 2/15/15	300,000	305,903

	Oil & Gas 3.1%
	Berry Petroleum Co. 6.375%, due 9/15/22	1,490,000	1,519,800
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,350,000	2,618,781
	Cimarex Energy Co. 4.375%, due 6/1/24	1,965,000	2,006,756
	Citgo Petroleum Corp. 6.25%, due 8/15/22 (d)	1,980,000	2,039,400
	Denbury Resources, Inc. 6.375%, due 8/15/21	2,550,000	2,664,750
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,825,000	1,929,835
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,850,000	2,048,875
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (d)	1,460,000	1,382,182
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	6,190,000	6,538,187
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	2,610,000	2,480,701
	Plains Exploration & Production Co. 6.125%, due 6/15/19	1,105,000	1,223,788
	Precision Drilling Corp.
	6.50%, due 12/15/21	1,495,000	1,588,438
	6.625%, due 11/15/20	635,000	663,575
	Rosneft Finance S.A. 7.25%, due 2/2/20	1,270,000	1,339,850
	Samson Investment Co. 10.75%, due 2/15/20 (d)	1,820,000	1,842,750
	SM Energy Co. 5.00%, due 1/15/24	1,970,000	1,940,450
	Swift Energy Co. 7.875%, due 3/1/22	1,875,000	1,959,375
			35,787,493
	Oil & Gas Services 0.5%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	2,520,000	2,639,700
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	1,300,000	1,274,000
	5.875%, due 4/1/20	1,700,000	1,717,000
			5,630,700
	Packaging & Containers 0.3%
	Crown European Holdings S.A. 4.00%, due 7/15/22 (d)	€2,150,000	2,907,747

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. 7.50%, due 7/15/21 (d)	$1,500,000	1,620,000

	Pipelines 2.8%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	2,745,000	2,827,350
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	1,850,000	1,924,000
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24 (d)	2,000,000	2,040,000
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	1,455,000	1,572,739
	7.60%, due 2/1/24	650,000	810,701
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (d)	2,930,000	2,970,287
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	1,975,000	2,049,063
	6.25%, due 6/15/22	91,000	96,688
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	354,229
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44	3,050,000	3,070,353
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.50%, due 4/15/23	775,000	782,750
	5.875%, due 3/1/22	1,350,000	1,410,750
	6.875%, due 12/1/18	1,265,000	1,318,763
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,740,000	1,868,337
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23	2,165,000	2,100,050
	5.25%, due 5/1/23	4,240,000	4,303,600
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23	1,900,000	1,803,643
	4.55%, due 6/24/24	1,070,000	1,066,074
			32,369,377
	Real Estate Investment Trusts 0.0%‡
	Health Care REIT, Inc. 4.70%, due 9/15/17	290,000	316,396

	Retail 1.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	1,140,000	1,199,850
	7.00%, due 5/20/22	1,400,000	1,498,000
	Brinker International, Inc. 2.60%, due 5/15/18	1,885,000	1,889,920
	CVS Caremark Corp. 5.789%, due 1/10/26 (d)(h)	229,576	257,337
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,750,000	1,825,859
	QVC, Inc. 4.85%, due 4/1/24	2,500,000	2,598,358
	Signet UK Finance PLC 4.70%, due 6/15/24	3,200,000	3,248,643
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24	2,465,000	2,440,350
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	400,838
			15,359,155
	Semiconductors 0.1%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (d)	400,000	398,000
	6.00%, due 1/15/22 (d)	1,000,000	1,030,000
			1,428,000
	Software 0.4%
	First Data Corp.
	7.375%, due 6/15/19 (d)	2,535,000	2,661,750
	8.875%, due 8/15/20 (d)	1,635,000	1,786,238
			4,447,988
	Telecommunications 2.2%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	2,140,000	2,180,061
	Comcel Trust 6.875%, due 2/6/24 (d)	1,700,000	1,827,500
	CommScope, Inc. 5.00%, due 6/15/21 (d)	2,265,000	2,242,350
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (d)	1,500,000	1,503,048
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	1,100,000	1,214,125
	7.625%, due 6/15/21	1,200,000	1,356,000
	Inmarsat Finance PLC 4.875%, due 5/15/22 (d)	2,680,000	2,653,200
	Sprint Communications, Inc. 6.00%, due 11/15/22	1,900,000	1,871,500
	Sprint Corp. 7.25%, due 9/15/21 (d)	1,300,000	1,384,500
	T-Mobile USA, Inc. 6.125%, due 1/15/22	3,515,000	3,616,056
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	315,000	352,800
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	2,552,000	2,695,501
	5.462%, due 2/16/21	395,000	444,649
¤	Verizon Communications, Inc. 5.15%, due 9/15/23	2,325,000	2,573,022
			25,914,312
	Transportation 0.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,353,500	2,524,599
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	375,000	397,500
	PHI, Inc. 5.25%, due 3/15/19 (d)	2,005,000	2,015,025
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (d)	1,750,000	1,496,600
			6,433,724
	Total Corporate Bonds (Cost $418,588,162)		435,704,999

	Foreign Bonds 0.6%
	Banks 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£1,186,000	2,625,963

	Diversified Financial Services 0.2%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (c)	€1,700,000	2,276,385

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (c)	1,250,000	1,749,134

	Total Foreign Bonds (Cost $5,717,126)		6,651,482

	Loan Assignments 1.4% (i)
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	$1,980,000	1,967,130

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	1,775,644	1,775,090

	Commercial Services 0.1%
	Allied Security Holdings, LLC New 2nd Lien Term Loan 8.00%, due 8/13/21	1,815,068	1,802,968

	Entertainment 0.3%
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	2,487,500	2,449,742
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	750,000	737,813
			3,187,555
	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	2,345,000	2,342,069

	Media 0.3%
	Clear Channel Communications, Inc. Term Loan D 6.905%, due 1/30/19	1,966,831	1,929,544
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	1,500,000	1,485,234
			3,414,778
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	1,080,833	1,076,779

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20	1,393,344	1,389,667

	Total Loan Assignments (Cost $16,912,163)		16,956,036

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.78%, due 4/10/49 (j)	400,000	436,456
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.385%, due 12/25/36 (c)(d)	226,886	205,712
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.897%, due 6/11/40 (j)	400,000	442,614
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.339%, due 12/10/49 (j)	200,000	222,232
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.399%, due 7/15/44 (j)	1,000,000	1,046,228
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	65,852	66,608
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	976,238
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2004-C3, Class A5 4.878%, due 1/15/42	487,354	491,431
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	36,691	36,768
	Series 2007-LD12, Class A3 6.145%, due 2/15/51 (j)	132,636	132,451
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	541,470
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 6.042%, due 8/12/49 (j)	24,931	24,925
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	277,365	286,000
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	500,000	541,020
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)	280,000	303,209
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	539,066
			6,292,428
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, due 2/25/42 (c)(d)(f)(h)	574,306	476,674
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.049%, due 11/25/36 (j)	631,261	556,819
			1,033,493
	Total Mortgage-Backed Securities (Cost $6,752,365)		7,325,921

	U.S. Government & Federal Agencies 0.7%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16	7,271	7,519
	6.50%, due 2/1/27	115	129
	6.50%, due 5/1/29	30,266	34,111
	6.50%, due 6/1/29	12,542	14,139
	6.50%, due 7/1/29	51,472	58,013
	6.50%, due 8/1/29	13,056	14,717
	6.50%, due 9/1/29	1,471	1,676
	6.50%, due 6/1/32	5,468	6,162
	6.50%, due 1/1/37	4,940	5,567
	7.00%, due 3/1/26	178	183
	7.00%, due 9/1/26	8,033	9,077
	7.00%, due 7/1/32	20,879	24,270
	7.50%, due 1/1/16	597	611
	7.50%, due 5/1/32	8,683	9,968
			186,142
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	3,817	4,039
	4.50%, due 3/1/21	11,179	11,833
	6.00%, due 4/1/19	1,394	1,563
	7.00%, due 10/1/37	1,288	1,421
	7.00%, due 11/1/37	24,659	28,901
	7.50%, due 10/1/15	4,449	4,556
			52,313
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37	5,329	5,838
	5.50%, due 9/15/35	22,034	24,403
	6.50%, due 4/15/29	39	44
	6.50%, due 5/15/29	170	193
	6.50%, due 8/15/29	26	30
	6.50%, due 10/15/31	4,304	4,964
	7.00%, due 12/15/25	4,059	4,141
	7.00%, due 11/15/27	12,159	13,640
	7.00%, due 12/15/27	56,876	63,812
	7.00%, due 6/15/28	4,388	4,539
	7.50%, due 6/15/26	456	511
	7.50%, due 10/15/30	26,877	30,690
	8.00%, due 9/15/26	139	141
	8.00%, due 10/15/26	8,129	9,095
	8.50%, due 11/15/26	21,580	22,132
			184,173
	United States Treasury Bonds 0.5%
	2.875%, due 5/15/43	5,830,000	5,356,312
	4.375%, due 5/15/40	415,000	499,427
			5,855,739
	United States Treasury Notes 0.2%
	0.25%, due 12/15/15	1,435,000	1,434,944
	1.375%, due 6/30/18	95,000	94,666
			1,529,610
	Total U.S. Government & Federal Agencies (Cost $7,328,689)		7,807,977

	Yankee Bonds 0.4% (k)
	Banks 0.2%
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	800,000	799,877
	6.125%, due 12/15/22	1,530,000	1,645,686
			2,445,563
	Insurance 0.2%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	1,690,000	2,391,122

	Total Yankee Bonds (Cost $4,630,865)		4,836,685

	Total Long-Term Bonds (Cost $475,794,268)		494,025,064

		Shares
	Common Stocks 49.9%
	Aerospace & Defense 1.4%
	BAE Systems PLC	1,224,130	8,841,334
	Lockheed Martin Corp.	46,610	7,782,472
			16,623,806
	Agriculture 4.7%
¤	Altria Group, Inc.	257,598	10,458,479
	British American Tobacco PLC	126,567	7,442,578
¤	Imperial Tobacco Group PLC	266,670	11,575,125
¤	Lorillard, Inc.	177,320	10,724,314
	Philip Morris International, Inc.	70,593	5,789,332
	Reynolds American, Inc.	162,760	9,090,146
			55,079,974
	Auto Manufacturers 0.8%
	Daimler A.G.	90,920	7,533,670
	Ford Motor Co.	125,000	2,127,500
			9,661,170
	Banks 2.1%
	Citigroup, Inc.	41,000	2,005,310
	Commonwealth Bank of Australia	43,730	3,403,456
	People's United Financial, Inc.	266,950	3,876,114
	Svenska Handelsbanken AB Class A	122,700	5,935,605
	Wells Fargo & Co.	94,790	4,824,811
	Westpac Banking Corp.	130,486	4,196,830
			24,242,126
	Beverages 1.1%
	Anheuser-Busch InBev N.V.	31,237	3,387,224
	Coca-Cola Co. (The)	81,010	3,182,883
	Diageo PLC, Sponsored ADR	25,280	3,039,162
	PepsiCo., Inc.	38,020	3,349,562
			12,958,831
	Chemicals 2.5%
	BASF S.E.	74,214	7,715,574
	Dow Chemical Co. (The)	112,790	5,760,185
	E.I. du Pont de Nemours & Co.	52,106	3,350,937
	Potash Corporation of Saskatchewan, Inc.	129,985	4,613,168
	Yara International ASA	175,800	8,056,818
			29,496,682
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	44,270	3,599,594
	R.R. Donnelley & Sons Co.	252,140	4,377,150
			7,976,744
	Computers 0.5%
	Apple, Inc.	60,160	5,749,491

	Electric 5.6%
	Ameren Corp.	179,470	6,900,621
	Dominion Resources, Inc.	46,060	3,115,498
	Duke Energy Corp.	127,613	9,204,726
	Electricite de France S.A.	284,450	9,194,753
	PPL Corp.	268,750	8,866,062
	Southern Co. (The)	98,165	4,249,563
	SSE PLC	315,950	7,771,903
	TECO Energy, Inc.	386,245	6,743,838
	Terna S.p.A.	1,850,580	9,743,573
			65,790,537
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	52,383	3,334,178

	Engineering & Construction 0.9%
¤	Vinci S.A.	154,475	10,677,585

	Entertainment 0.4%
	Regal Entertainment Group Class A	216,200	4,207,252

	Environmental Controls 0.3%
	Waste Management, Inc.	73,420	3,295,824

	Finance - Other Services 0.5%
	CME Group, Inc.	81,310	6,012,061

	Food 1.5%
	Compass Group PLC	457,107	7,466,522
	Nestle S.A. Registered	45,805	3,404,817
	Unilever PLC	101,580	4,407,485
	WM Morrison Supermarkets PLC	890,140	2,533,759
			17,812,583
	Gas 1.6%
	Centrica PLC	1,553,620	8,104,995
¤	National Grid PLC	758,220	10,951,276
			19,056,271
	Household Products & Wares 0.4%
	Kimberly-Clark Corp.	50,225	5,216,871

	Insurance 1.8%
	Allianz S.E. Registered	26,330	4,403,623
	Arthur J. Gallagher & Co.	70,300	3,163,500
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	35,940	7,642,324
	SCOR SE	172,250	5,541,400
			20,750,847
	Investment Company 0.0%‡
	BGP Holdings PLC (e)(f)(h)	20,068	3

	Machinery - Diversified 0.2%
	Deere & Co.	32,820	2,793,310

	Media 1.2%
	ION Media Networks, Inc. (e)(f)(g)(h)	12	4,539
	Pearson PLC	264,890	5,102,707
	Shaw Communications, Inc. Class B	208,320	5,105,068
	Wolters Kluwer N.V.	124,240	3,442,895
			13,655,209
	Mining 0.4%
	BHP Billiton, Ltd.	120,870	4,344,710

	Miscellaneous - Manufacturing 0.5%
	Orkla ASA	598,230	5,448,101

	Oil & Gas 2.7%
	ConocoPhillips	75,260	6,208,950
	Royal Dutch Shell PLC, ADR	120,070	9,825,328
	Statoil ASA	181,800	5,208,456
¤	Total S.A.	166,968	10,751,892
			31,994,626
	Pharmaceuticals 3.7%
	AbbVie, Inc.	83,390	4,364,632
	AstraZeneca PLC, Sponsored ADR	48,920	3,560,887
¤	GlaxoSmithKline PLC	411,280	9,974,536
	Johnson & Johnson	35,397	3,542,886
	Merck & Co., Inc.	78,379	4,447,224
	Novartis A.G.	67,180	5,880,791
	Roche Holding A.G., (Genusscheine)	23,995	6,989,245
	Sanofi	42,440	4,467,919
			43,228,120
	Pipelines 1.8%
	Enterprise Products Partners, L.P.	66,130	4,933,298
	Kinder Morgan Energy Partners, L.P.	93,010	7,535,670
	MarkWest Energy Partners, L.P.	55,230	3,855,054
¤	Targa Resources Partners, L.P.	64,600	4,320,448
			20,644,470
	Real Estate Investment Trusts 1.6%
	Corrections Corporation of America	164,595	5,303,251
	Health Care REIT, Inc.	147,940	9,413,422
	Unibail-Rodamco SE	15,865	4,262,615
			18,979,288
	Retail 0.3%
	McDonald's Corp.	36,982	3,497,018

	Semiconductors 0.7%
	KLA-Tencor Corp.	51,835	3,705,684
	Microchip Technology, Inc.	92,710	4,173,804
			7,879,488
	Software 0.3%
	Microsoft Corp.	90,673	3,913,447

	Telecommunications 7.6%
	AT&T, Inc.	252,887	9,000,248
¤	BCE, Inc.	229,490	10,393,192
	CenturyLink, Inc.	228,151	8,952,645
	Deutsche Telekom A.G.	591,740	9,591,634
	Philippine Long Distance Telephone Co., Sponsored ADR	52,650	3,704,454
	Rogers Communications, Inc. Class B	92,110	3,597,050
	Swisscom A.G.	18,240	10,136,121
	Telstra Corp., Ltd.	1,815,870	9,264,307
¤	Verizon Communications, Inc.	208,619	10,518,570
	Vivendi S.A. (e)	223,733	5,623,299
	Vodafone Group PLC	2,423,018	8,103,835
			88,885,355
	Toys, Games & Hobbies 0.4%
	Mattel, Inc.	133,610	4,733,134

	Transportation 0.2%
	Deutsche Post A.G. Registered	94,290	3,032,111

	Water 1.2%
	Severn Trent PLC	133,860	4,373,018
	United Utilities Group PLC	661,300	9,936,604
			14,309,622
	Total Common Stocks (Cost $480,350,870)		585,280,845

	Principal Amount
Short-Term Investment 6.2%
Repurchase Agreement 6.2%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $73,179,917 (Collateralized by Government Agency securities with rates between 2.00% and 2.08% and a maturity date of 11/2/22, with a Principal Amount of $79,960,000 and a Market Value of $74,645,110)	$73,179,917	73,179,917

Total Short-Term Investment (Cost $73,179,917)		73,179,917

Total Investments (Cost $1,029,325,055) (n)	98.3%	1,152,485,826
Other Assets, Less Liabilities	1.7	20,015,744
Net Assets	100.0%	$1,172,501,570

	Contracts Long	Unrealized Appreciation (Depreciation) (l)
Futures Contracts (0.2%)

Standard & Poor's 500 Index Mini September 2014 (m)	2,250	$(2,164,837)
Total Futures Contracts Long (Notional Amount $216,540,000)		(2,164,837)

	Contracts Short

United States Treasury Notes September 2014 (2 Year) (m)	(1,871)	299,300
Total Futures Contracts Short (Notional Amount $410,538,330)		299,300
Total Futures Contracts (Notional Amount $193,998,330)		$(1,865,537)

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of July 31, 2014, was $10,420,377, which represented 0.9% of the Fund's net assets.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Non-income producing security.
(f)	Illiquid security - The total market value of these securities as of July 31, 2014, was $482,833, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Restricted security.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued securities was $740,170, which represented 0.1% of the Fund's net assets.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2014.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2014.
(k)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(m)	As of July 31, 2014, cash in the amount of $10,890,238 was on deposit with brokers for futures transactions.
(n)	As of July 31, 2014, cost was $1,029,567,975 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$133,265,504
Gross unrealized depreciation	(10,347,653)
Net unrealized appreciation	$122,917,851

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
£	—British Pound Sterling
€	—Euro

As of July 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	9/18/14	JPMorgan Chase Bank	EUR	65,629,000	USD	89,236,079	USD	1,343,004
Pound Sterling vs. U.S. Dollar	9/18/14	JPMorgan Chase Bank	GBP	34,222,000		58,570,611		814,740
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	2,157,744

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,226,914	$—	$11,226,914
Convertible Bonds	—	3,515,050	—	3,515,050
Corporate Bonds (b)	—	435,446,045	258,954	435,704,999
Foreign Bonds	—	6,651,482	—	6,651,482
Loan Assignments	—	16,956,036	—	16,956,036
Mortgage-Backed Securities (c)	—	6,849,247	476,674	7,325,921
U.S. Government & Federal Agencies	—	7,807,977	—	7,807,977
Yankee Bonds	—	4,836,685	—	4,836,685
Total Long-Term Bonds	—	493,289,436	735,628	494,025,064
Common Stocks (d)	585,276,303	—	4,542	585,280,845
Short-Term Investment
Repurchase Agreement	—	73,179,917	—	73,179,917
Total Investments in Securities	585,276,303	566,469,353	740,170	1,152,485,826
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	2,157,744	—	2,157,744
Futures Contracts Short (e)	299,300	—	—	299,300
Total Other Financial Instruments	299,300	2,157,744	—	2,457,044
Total Investments in Securities and Other Financial Instruments	$585,575,603	$568,627,097	$740,170	$1,154,942,870

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (e)	$(2,164,837)	$—	$—	$(2,164,837)
Total Other Financial Instruments	$(2,164,837)	$—	$—	$(2,164,837)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $1,617 and $257,337 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $476,674 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $3 and $4,539 are held in Investment Company and Media, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,617		$-	$-	$-	$-	$-	$-	$-	$1,617	$-
Retail	264,033		(195)	(195)	4,460	-	(10,766)	-	-	257,337	5,327
Loan Assignments
Auto Parts & Equipment	2,675,828		2,346	11,715	(45,504)	-	(2,644,385)	-	-	-	-
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	465,776		-	-	74,655	-	(63,757)	-	-	476,674	57,440
Common Stocks
Investment Company	3		-	-	-	-	-	-	-	3	-
Media	-		-	-	4,518	21	-	-	-	4,539	4,518
Warrants
Media	0	(b)	-	-	21	-	(21)	-	-	-	-
Total	$3,407,257		$2,151	$11,520	$38,150	$21	$(2,718,929)	$-	$-	$740,170	$67,285

(a)	Sales include principal reductions.
(b)	Less than one dollar.

As of July 31, 2014, the Fund held the following restricted securities.

Security	Date(s) of Acquisition	Shares	Cost	7/31/14 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	12	$21	$4,539	0.0	%‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 9.75%	9/3/09	110,000	—	1,617	0.0	‡
Total			$21	$6,156	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 96.0% †
	Belgium 0.7%
	Arseus N.V. (Health Care Providers & Services)	46,223	$2,492,818

	Brazil 2.4%
	Cielo S.A. (IT Services)	452,660	8,280,062

	China 1.7%
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	191,801	5,763,620

	Denmark 2.3%
	FLSmidth & Co. A/S (Construction & Engineering)	153,200	7,871,578

	France 7.2%
	Bureau Veritas S.A. (Professional Services)	288,651	7,440,475
	Essilor International S.A. (Health Care Equipment & Supplies)	82,425	8,053,787
	Technip S.A. (Energy Equipment & Services)	101,146	9,338,558
			24,832,820
	Germany 16.2%
	Adidas A.G. (Textiles, Apparel & Luxury Goods)	104,883	8,343,754
	Brenntag A.G. (Trading Companies & Distributors)	41,576	6,694,600
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	174,145	12,102,504
¤	Linde A.G. (Chemicals)	59,230	12,126,796
	United Internet A.G. (Internet Software & Services)	253,336	10,159,927
	Wirecard A.G. (IT Services)	169,728	6,323,908
			55,751,489
	Hong Kong 3.0%
¤	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	3,262,200	10,165,371

	India 2.8%
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	431,703	7,595,861
	Lupin, Ltd. (Pharmaceuticals)	105,216	2,051,384
			9,647,245
	Indonesia 1.2%
	Media Nusantara Citra Tbk PT (Media)	17,566,600	3,967,753

	Ireland 6.6%
	ICON PLC (Life Sciences Tools & Services) (a)	187,517	9,713,381
¤	Shire PLC (Pharmaceuticals)	158,476	13,086,112
			22,799,493
	Israel 3.1%
¤	Check Point Software Technologies, Ltd. (Software) (a)	158,249	10,740,360

	Italy 1.0%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	86,863	3,477,786

	Japan 3.3%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	49,600	6,015,263
	Sysmex Corp. (Health Care Equipment & Supplies)	134,200	5,270,675
			11,285,938
	Mexico 1.2%
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	1,519,161	4,062,204

	Spain 4.9%
	Applus Services S.A. (Professional Services) (a)	203,925	3,282,251
¤	Grifols S.A. (Biotechnology)	297,497	13,472,651
			16,754,902
	Sweden 4.3%
¤	Svenska Handelsbanken AB Class A (Banks)	307,473	14,873,987

	Switzerland 4.6%
	DKSH Holding A.G. (Professional Services)	60,032	4,346,746
¤	Syngenta A.G. (Chemicals)	32,415	11,578,442
			15,925,188
	Thailand 2.8%
	Kasikornbank PCL (Banks)	1,435,400	9,476,948

	United Kingdom 24.4%
	Aggreko PLC (Commercial Services & Supplies)	329,755	9,575,673
	Aveva Group PLC (Software)	106,551	3,604,995
	Experian PLC (Professional Services)	568,067	9,753,713
	Intertek Group PLC (Professional Services)	176,386	7,635,397
	Johnson Matthey PLC (Chemicals)	130,747	6,531,699
	Petrofac, Ltd. (Energy Equipment & Services)	449,584	8,326,585
¤	SABMiller PLC (Beverages)	251,146	13,729,432
¤	Standard Chartered PLC (Banks)	567,833	11,810,841
	Telecity Group PLC (Internet Software & Services)	422,953	5,676,867
	Whitbread PLC (Hotels, Restaurants & Leisure)	100,395	7,293,448
			83,938,650
	United States 2.3%
	Accenture PLC Class A (IT Services)	68,166	5,404,200
	ResMed, Inc. (Health Care Equipment & Supplies)	51,883	2,684,426
			8,088,626
	Total Common Stocks (Cost $274,446,207)		330,196,838

	Principal Amount
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
United States 0.7%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $2,496,321 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $2,735,000 and a Market Value of $2,549,386) (Capital Markets)	$2,496,321	2,496,321

Total Short-Term Investment (Cost $2,496,321)		2,496,321

Total Investments (Cost $276,942,528)(b)	96.7%	332,693,159
Other Assets, Less Liabilities	3.3	11,289,592
Net Assets	100.0%	$343,982,751

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $277,466,654 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$65,794,542
Gross unrealized depreciation	(10,568,037)
Net unrealized appreciation	$55,226,505

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$330,196,838	$—	$—	$330,196,838
Short-Term Investment
Repurchase Agreement	—	2,496,321	—	2,496,321
Total Investments in Securities	$330,196,838	$2,496,321	$—	$332,693,159

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 2.9%
	Honeywell International, Inc.	3,056,100	$280,641,663
	Precision Castparts Corp.	1,247,300	285,382,240
			566,023,903
	Airlines 1.1%
	Delta Air Lines, Inc.	5,860,300	219,526,838

	Auto Components 1.1%
	BorgWarner, Inc.	3,382,800	210,579,300

	Automobiles 0.3%
	Tesla Motors, Inc. (a)	257,750	57,555,575

	Biotechnology 9.3%
	Alexion Pharmaceuticals, Inc. (a)	1,715,700	272,779,143
	Amgen, Inc.	1,737,900	221,391,081
	Biogen Idec, Inc. (a)	1,175,695	393,140,651
¤	Celgene Corp. (a)	6,463,500	563,294,025
	Gilead Sciences, Inc. (a)	3,829,900	350,627,345
			1,801,232,245
	Capital Markets 4.2%
	BlackRock, Inc.	1,087,100	331,271,983
	Charles Schwab Corp. (The)	7,780,700	215,914,425
	Morgan Stanley	8,188,300	264,809,622
			811,996,030
	Chemicals 3.6%
	Ecolab, Inc.	1,927,900	209,234,987
¤	Monsanto Co.	4,381,900	495,549,071
			704,784,058
	Consumer Finance 1.2%
	American Express Co.	2,639,700	232,293,600

	Energy Equipment & Services 2.3%
	Halliburton Co.	1,569,400	108,272,906
	Schlumberger, Ltd.	3,190,500	345,818,295
			454,091,201
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	1,969,400	231,483,276
	CVS Caremark Corp.	2,840,000	216,862,400
			448,345,676
	Health Care Providers & Services 2.5%
	McKesson Corp.	1,429,600	274,283,056
	UnitedHealth Group, Inc.	2,561,900	207,641,995
			481,925,051
	Health Care Technology 1.7%
	Cerner Corp. (a)	3,924,900	216,654,480
	IMS Health Holdings, Inc. (a)	4,339,500	113,260,950
			329,915,430
	Hotels, Restaurants & Leisure 6.6%
	Chipotle Mexican Grill, Inc. (a)	339,900	228,582,750
	Hilton Worldwide Holdings, Inc. (a)	9,812,200	237,553,362
	MGM Resorts International (a)	7,321,300	196,503,692
¤	Starbucks Corp.	6,032,400	468,596,832
	Wynn Resorts, Ltd.	704,675	150,236,710
			1,281,473,346
	Industrial Conglomerates 1.9%
	Danaher Corp.	5,062,300	374,002,724

	Internet & Catalog Retail 4.8%
	Amazon.com, Inc. (a)	730,595	228,668,929
¤	Priceline Group, Inc. (The) (a)	465,800	578,733,210
	TripAdvisor, Inc. (a)	1,312,900	124,515,436
			931,917,575
	Internet Software & Services 11.4%
¤	Baidu, Inc., Sponsored ADR (a)	2,369,000	511,822,450
	CoStar Group, Inc. (a)	652,000	93,711,960
¤	Facebook, Inc. Class A (a)	6,662,900	484,059,685
¤	Google, Inc. Class A (a)	751,900	435,763,645
¤	Google, Inc. Class C (a)	753,300	430,586,280
	Twitter, Inc. (a)	5,604,200	253,253,798
			2,209,197,818
	IT Services 6.5%
	Cognizant Technology Solutions Corp. Class A (a)	4,516,400	221,529,420
	MasterCard, Inc. Class A	4,754,800	352,568,420
¤	Visa, Inc. Class A	3,238,600	683,376,986
			1,257,474,826
	Media 4.9%
	CBS Outdoor Americas, Inc.	5,313,800	176,896,402
	Liberty Global PLC Class C (a)	7,920,100	316,724,799
	Twenty-First Century Fox, Inc. Class A	6,139,300	194,493,024
	Walt Disney Co. (The)	3,137,100	269,414,148
			957,528,373
	Oil, Gas & Consumable Fuels 2.8%
	Concho Resources, Inc. (a)	2,454,800	345,635,840
	Pioneer Natural Resources Co.	897,400	198,738,204
			544,374,044
	Pharmaceuticals 2.8%
	AbbVie, Inc.	6,689,700	350,138,898
	Zoetis, Inc.	5,769,400	189,870,954
			540,009,852
	Professional Services 1.2%
	Nielsen N.V.	5,173,800	238,563,918

	Real Estate Investment Trusts 2.1%
	American Tower Corp.	4,331,900	408,888,041

	Road & Rail 4.2%
¤	Union Pacific Corp.	8,326,900	818,617,539

	Semiconductors & Semiconductor Equipment 2.2%
	Applied Materials, Inc.	9,653,200	202,331,072
	ARM Holdings PLC, Sponsored ADR	5,272,300	225,443,548
			427,774,620
	Software 5.3%
	FireEye, Inc. (a)	3,752,100	133,199,550
	Microsoft Corp.	2,963,400	127,900,344
	Salesforce.com, Inc. (a)	6,959,800	377,569,150
	ServiceNow, Inc. (a)	2,891,100	169,996,680
	Workday, Inc. Class A (a)	2,688,000	225,361,920
			1,034,027,644
	Specialty Retail 1.0%
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,121,300	195,859,629

	Technology Hardware, Storage & Peripherals 4.1%
¤	Apple, Inc.	8,374,000	800,303,180

	Textiles, Apparel & Luxury Goods 3.2%
	Michael Kors Holdings, Ltd. (a)	2,681,800	218,513,064
	NIKE, Inc. Class B	3,933,700	303,406,281
	Under Armour, Inc. Class A (a)	1,409,800	94,104,150
			616,023,495
	Wireless Telecommunication Services 1.7%
	SBA Communications Corp. Class A (a)	3,025,500	323,516,715

	Total Common Stocks (Cost $13,165,892,740)		19,277,822,246

	Principal Amount
Short-Term Investment 1.4%
Repurchase Agreement 1.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $269,227,681 (Collateralized by Goverment Agency securities with rates between 2.00% and 2.17% and maturity dates between 10/17/22 and 11/2/22, with a Principal Amount of $291,590,000 and a Market Value of $274,616,882)	$269,227,681	269,227,681
Total Short-Term Investment (Cost $269,227,681)		269,227,681
Total Investments (Cost $13,435,120,421) (b)	100.6%	19,547,049,927
Other Assets, Less Liabilities	(0.6)	(114,525,535)
Net Assets	100.0%	$19,432,524,392

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $13,453,224,696 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,169,718,044
Gross unrealized depreciation	(75,892,813)
Net unrealized appreciation	$6,093,825,231

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$19,277,822,246	$—	$—	$19,277,822,246
Short-Term Investment
Repurchase Agreement	—	269,227,681	—	269,227,681
Total Investments in Securities	$19,277,822,246	$269,227,681	$—	$19,547,049,927

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 3.9%
¤	Boeing Co. (The)	505,310	$60,879,749
	GenCorp, Inc. (a)	165,500	2,937,625
	Honeywell International, Inc.	75,452	6,928,757
	Northrop Grumman Corp.	41,788	5,151,207
	Orbital Sciences Corp. (a)	144,350	3,705,464
	Raytheon Co.	66,395	6,026,674
	United Technologies Corp.	23,650	2,486,798
			88,116,274
	Auto Components 1.5%
	Bridgestone Corp.	231,200	8,410,542
	Johnson Controls, Inc.	546,540	25,818,550
			34,229,092
	Automobiles 1.4%
	Daimler A.G.	58,600	4,855,621
	Ford Motor Co.	1,566,600	26,663,532
			31,519,153
	Banks 7.5%
¤	Bank of America Corp.	2,456,959	37,468,625
¤	Citigroup, Inc.	749,805	36,672,962
	DBS Group Holdings, Ltd.	658,650	9,619,722
	JPMorgan Chase & Co.	199,772	11,520,851
	Lloyds Banking Group PLC (a)	6,593,300	8,265,112
	PNC Financial Services Group, Inc.	350,800	28,962,048
	U.S. Bancorp	301,100	12,655,233
	UniCredit S.p.A.	926,795	7,272,407
	Wells Fargo & Co.	309,709	15,764,188
			168,201,148
	Beverages 1.5%
	Coca-Cola Co. (The)	430,490	16,913,952
	PepsiCo., Inc.	189,572	16,701,293
			33,615,245
	Biotechnology 0.8%
	Alkermes PLC (a)	71,900	3,074,444
	Celgene Corp. (a)	171,040	14,906,136
			17,980,580
	Capital Markets 3.5%
	Ameriprise Financial, Inc.	44,770	5,354,492
	Bank of New York Mellon Corp. (The)	110,925	4,330,512
¤	Goldman Sachs Group, Inc. (The)	221,319	38,259,415
	Julius Baer Group, Ltd. (a)	239,350	10,206,121
	State Street Corp.	298,724	21,042,119
			79,192,659
	Chemicals 4.2%
	Akzo Nobel N.V.	61,433	4,433,092
	E.I. du Pont de Nemours & Co.	364,550	23,444,210
¤	Monsanto Co.	468,279	52,957,672
	Mosaic Co. (The)	298,750	13,775,363
			94,610,337
	Commercial Services & Supplies 0.7%
	ADT Corp. (The)	78,889	2,745,337
	Covanta Holding Corp.	260,300	5,315,326
	Tyco International, Ltd.	156,039	6,733,083
	Waste Management, Inc.	42,800	1,921,292
			16,715,038
	Communications Equipment 0.8%
	Cisco Systems, Inc.	700,950	17,684,969
	Infinera Corp. (a)	108,392	997,206
			18,682,175
	Construction & Engineering 0.2%
	Jacobs Engineering Group, Inc. (a)	109,001	5,538,341

	Consumer Finance 2.8%
	American Express Co.	351,160	30,902,080
	Capital One Financial Corp.	219,700	17,474,938
	Discover Financial Services	230,355	14,065,476
			62,442,494
	Containers & Packaging 0.1%
	MeadWestvaco Corp.	77,705	3,248,069

	Diversified Financial Services 0.6%
	Berkshire Hathaway, Inc. Class B (a)	24,249	3,041,552
	ING Groep N.V. (a)	520,500	6,792,027
	Leucadia National Corp.	104,759	2,588,595
			12,422,174
	Diversified Telecommunication Services 1.7%
	AT&T, Inc.	252,895	9,000,533
	BCE, Inc.	189,650	8,587,352
	Nippon Telegraph & Telephone Corp.	233,700	15,585,301
	Verizon Communications, Inc.	77,890	3,927,214
			37,100,400
	Electric Utilities 1.4%
	Duke Energy Corp.	141,571	10,211,516
	Exelon Corp.	712,500	22,144,500
			32,356,016
	Electrical Equipment 0.9%
	ABB, Ltd. (a)	412,000	9,511,703
	Rockwell Automation, Inc.	89,442	9,987,094
			19,498,797
	Electronic Equipment, Instruments & Components 0.9%
	Corning, Inc.	193,000	3,792,450
	TE Connectivity, Ltd.	247,441	15,314,123
			19,106,573
	Energy Equipment & Services 2.4%
	Baker Hughes, Inc.	45,000	3,094,650
	Cameron International Corp. (a)	238,400	16,904,944
	Exterran Holdings, Inc.	57,900	2,446,275
	Halliburton Co.	260,800	17,992,592
	Schlumberger, Ltd.	106,000	11,489,340
	Seventy Seven Energy, Inc. (a)	13,598	305,003
	Weatherford International PLC (a)	71,500	1,599,455
			53,832,259
	Food & Staples Retailing 2.5%
	CVS Caremark Corp.	428,801	32,743,244
	Wal-Mart Stores, Inc.	157,900	11,618,282
	Walgreen Co.	158,280	10,884,916
			55,246,442
	Food Products 0.2%
	Bunge, Ltd.	25,400	2,002,536
	China Huishan Dairy Holdings Co., Ltd. (a)	6,379,700	1,448,800
	Mondelez International, Inc. Class A	61,100	2,199,600
			5,650,936
	Gas Utilities 0.2%
	National Fuel Gas Co.	69,685	4,801,993

	Health Care Equipment & Supplies 1.7%
	Abbott Laboratories	130,027	5,476,737
	Baxter International, Inc.	91,293	6,818,674
	Covidien PLC	166,199	14,377,876
	Medtronic, Inc.	168,696	10,415,291
			37,088,578
	Health Care Providers & Services 2.7%
	Aetna, Inc.	376,410	29,183,067
	Fresenius SE & Co. KGaA	33,800	5,064,582
	SunLink Health Systems, Inc. (a)	43,225	51,438
	UnitedHealth Group, Inc.	316,250	25,632,063
			59,931,150
	Hotels, Restaurants & Leisure 0.9%
	McDonald's Corp.	114,080	10,787,405
	Starwood Hotels & Resorts Worldwide, Inc.	137,376	10,555,972
			21,343,377
	Household Products 0.5%
	Colgate-Palmolive Co.	50,483	3,200,622
	Procter & Gamble Co. (The)	94,690	7,321,431
			10,522,053
	Industrial Conglomerates 3.3%
	3M Co.	64,409	9,074,584
¤	General Electric Co.	2,565,298	64,517,245
			73,591,829
	Insurance 4.5%
	ACE, Ltd.	201,600	20,180,160
	Allstate Corp. (The)	139,059	8,127,999
	American International Group, Inc.	121,275	6,303,874
	Aon PLC	66,740	5,630,186
	Chubb Corp. (The)	129,201	11,203,019
	Marsh & McLennan Cos., Inc.	54,194	2,751,429
	MetLife, Inc.	163,946	8,623,560
	Tokio Marine Holdings, Inc.	239,100	7,605,456
	Travelers Companies, Inc. (The)	266,302	23,850,007
	W.R. Berkley Corp.	168,375	7,511,209
			101,786,899
	Internet & Catalog Retail 0.8%
	Liberty Interactive Corp. Class A (a)	543,790	15,253,310
	Liberty Ventures (a)	49,194	3,402,257
			18,655,567
	Internet Software & Services 2.8%
	eBay, Inc. (a)	372,370	19,661,136
	Google, Inc. Class A (a)	24,710	14,320,680
	Google, Inc. Class C (a)	24,600	14,061,360
	VeriSign, Inc. (a)	217,212	11,740,309
	Yahoo!, Inc. (a)	61,000	2,184,410
			61,967,895
	IT Services 1.3%
	Automatic Data Processing, Inc.	149,037	12,118,198
	International Business Machines Corp.	90,949	17,432,195
			29,550,393
	Machinery 0.9%
	Caterpillar, Inc.	110,635	11,146,476
	Vallourec S.A.	189,450	8,380,420
			19,526,896
	Media 9.2%
	Cablevision Systems Corp. Class A	224,357	4,312,142
	CBS Outdoor Americas, Inc.	53,362	1,776,421
¤	Comcast Corp. Class A	848,260	45,577,010
	DIRECTV (a)	55,965	4,815,788
¤	Liberty Media Corp. Class A (a)	325,644	15,321,550
¤	Liberty Media Corp. Class C (a)	749,388	35,221,236
	Madison Square Garden Co. Class A (a)	180,049	10,684,108
	Pearson PLC	241,200	4,646,355
	Sirius XM Holdings, Inc. (a)	473,775	1,601,359
	Starz Class A (a)	162,528	4,633,673
	Time Warner Cable, Inc.	14,320	2,077,832
	Time Warner, Inc.	411,117	34,130,933
	Viacom, Inc. Class B	374,700	30,976,449
	Walt Disney Co. (The)	40,743	3,499,009
	Wolters Kluwer N.V.	231,600	6,418,017
			205,691,882
	Multi-Utilities 0.1%
	Dominion Resources, Inc.	29,700	2,008,908

	Multiline Retail 0.2%
	Target Corp.	62,650	3,733,314

	Oil, Gas & Consumable Fuels 9.4%
	Anadarko Petroleum Corp.	134,634	14,385,643
	Apache Corp.	109,129	11,203,183
	Chesapeake Energy Corp.	190,374	5,020,162
	Chevron Corp.	84,879	10,969,762
	ConocoPhillips	145,851	12,032,707
	Devon Energy Corp.	140,196	10,584,798
	Encana Corp.	605,650	13,051,757
	ENI S.p.A.	264,100	6,740,439
	EOG Resources, Inc.	144,158	15,776,652
	Exxon Mobil Corp.	289,600	28,653,024
	Hess Corp.	102,406	10,136,146
	Marathon Oil Corp.	186,874	7,241,368
	Marathon Petroleum Corp.	179,448	14,980,319
	Phillips 66	65,553	5,317,004
	Southwestern Energy Co. (a)	340,750	13,827,635
	Spectra Energy Corp.	380,050	15,551,646
	Total S.A.	137,450	8,851,082
	Williams Cos., Inc. (The)	120,756	6,838,412
			211,161,739
	Pharmaceuticals 6.8%
	AbbVie, Inc.	132,927	6,957,399
	Bayer A.G.	55,850	7,397,827
	Bristol-Myers Squibb Co.	547,750	27,727,105
	Hospira, Inc. (a)	146,024	8,099,951
	Johnson & Johnson	91,725	9,180,755
	Merck & Co., Inc.	128,626	7,298,239
	Novartis A.G.	129,150	11,305,510
¤	Pfizer, Inc.	1,743,900	50,049,930
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	73,450	3,929,575
	Valeant Pharmaceuticals International, Inc. (a)	180,250	21,159,548
			153,105,839
	Real Estate Investment Trusts 1.3%
	HCP, Inc.	277,761	11,535,414
	UDR, Inc.	498,544	14,497,660
	Weyerhaeuser Co.	75,040	2,350,253
			28,383,327
	Real Estate Management & Development 0.6%
	Mitsubishi Estate Co., Ltd.	510,600	12,645,249

	Road & Rail 1.1%
	Celadon Group, Inc.	108,000	2,293,920
	CSX Corp.	201,776	6,037,138
	Union Pacific Corp.	158,450	15,577,219
			23,908,277
	Semiconductors & Semiconductor Equipment 1.6%
	Intel Corp.	262,725	8,903,750
	Texas Instruments, Inc.	598,850	27,696,813
			36,600,563
	Software 2.9%
	Microsoft Corp.	518,913	22,396,285
	Oracle Corp.	807,003	32,594,851
	SAP SE	114,400	9,016,607
			64,007,743
	Specialty Retail 1.3%
	Home Depot, Inc. (The)	127,523	10,310,235
	Lowe's Companies, Inc.	289,637	13,859,130
	Outerwall, Inc. (a)	84,000	4,621,680
			28,791,045
	Technology Hardware, Storage & Peripherals 3.2%
¤	Apple, Inc.	490,700	46,896,199
	NetApp, Inc.	439,500	17,070,180
	SanDisk Corp.	85,201	7,813,784
			71,780,163
	Tobacco 0.3%
	Philip Morris International, Inc.	84,825	6,956,498

	Trading Companies & Distributors 0.5%
	Mitsubishi Corp.	533,950	11,347,054

	Wireless Telecommunication Services 0.6%
	Intouch Holdings PCL, NVDR	945,700	2,017,454
	Vodafone Group PLC, Sponsored ADR	323,468	10,745,607
			12,763,061
	Total Common Stocks (Cost $1,555,467,694)		2,200,955,494

	Principal Amount
Long-Term Bonds 0.1%
Convertible Bonds 0.1%
Oil, Gas & Consumable Fuels 0.0%‡
Bill Barrett Corp. 5.00%, due 3/15/28 (b)	$300	300

Specialty Retail 0.1%
Outerwall, Inc. 4.00%, due 9/1/14	900,000	1,233,563

Total Convertible Bonds (Cost $899,452)		1,233,863
Total Long-Term Bonds (Cost $899,452)		1,233,863

Short-Term Investment 1.4%
Repurchase Agreement 1.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $32,088,494 (Collateralized by Government Agency securities with rates between 2.06% and 2.10% and a maturity date of 10/17/22, with a Principal Amount of $34,805,000 and a Market Value of $32,738,919)	32,088,494	32,088,494
Total Short-Term Investment (Cost $32,088,494)		32,088,494
Total Investments (Cost $1,588,455,640) (c)	99.7%	2,234,277,851
Other Assets, Less Liabilities	0.3	6,307,789
Net Assets	100.0%	$2,240,585,640

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued security was $300, which represented less than one-tenth of a percent of the Fund's net assets.
(c)	As of July 31, 2014, cost was $1,596,530,140 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$666,932,996
Gross unrealized depreciation	(29,185,285)
Net unrealized appreciation	$637,747,711

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,200,955,494	$—	$—	$2,200,955,494
Long-Term Bonds
Convertible Bonds (b)	—	1,233,563	300	1,233,863
Short-Term Investment
Repurchase Agreement	—	32,088,494	—	32,088,494
Total Investments in Securities	$2,200,955,494	$33,322,057	$300	$2,234,277,851

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $300 is held in Oil, Gas & Consumable Fuels within the Convertible Bonds section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and July 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, a security with a market value of $301 was transferred from Level 2 to Level 3 as the security was fair valued when compared to prior year price which was based on a quoted price. As of July 31, 2014, the price was adjusted using significant unobservable inputs due to market quotations not being readily available in accordance with the Fund’s policies and procedures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2014
Convertible Bonds
Oil, Gas & Consumable Fuels	$-	$2	$-	$(3)	$-	$-	$301	$-	$300	$(3)
Total	$-	$2	$-	$(3)	$-	$-	$301	$-	$300	$(3)

MainStay Money Market Fund

Portfolio of Investments July 31, 2014 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 97.4%†
Certificates of Deposit 8.9%
Bank of Montreal
0.176%, due 8/4/14 (a)	$5,720,000	$5,720,000
0.232%, due 7/14/15 (a)	3,945,000	3,945,000
Toronto-Dominion Bank (The)
0.206%, due 9/2/14 (a)	3,980,000	3,980,000
0.215%, due 2/3/15 (a)	3,815,000	3,815,000
0.216%, due 11/18/14 (a)	3,815,000	3,815,000
U.S. Bank NA 0.172%, due 1/15/15	3,945,000	3,945,000
Wells Fargo Bank NA
0.231%, due 3/6/15 (a)	3,815,000	3,815,000
0.232%, due 4/2/15 (a)	3,875,000	3,875,000
		32,910,000
Financial Company Commercial Paper 19.7%
American Honda Finance Corp.
0.07%, due 8/13/14 (b)	2,150,000	2,149,950
0.08%, due 8/20/14 (b)	3,940,000	3,939,834
Caterpillar Financial Services Corp.
0.07%, due 8/27/14 (b)	3,930,000	3,929,801
0.08%, due 8/1/14 (b)	7,000,000	7,000,000
CPPIB Capital, Inc. 0.14%, due 10/21/14 (b)(c)	5,915,000	5,913,137
GlaxoSmithKline Finance PLC 0.12%, due 8/5/14 (b)(c)	6,000,000	5,999,920
John Deere Financial Ltd. 0.08%, due 8/7/14 (b)(c)	7,915,000	7,914,894
Massachusetts Mutual Life Insurance Co. 0.08%, due 8/7/14 (b)(c)	5,000,000	4,999,933
National Rural Utilities Cooperative Finance Corp. 0.09%, due 8/8/14 (b)	1,500,000	1,499,974
Nationwide Life Insurance Co.
0.13%, due 8/18/14 (b)(c)	1,970,000	1,969,879
0.14%, due 8/21/14 (b)(c)	9,885,000	9,884,231
PACCAR Financial Corp.
0.07%, due 8/11/14 (b)	4,000,000	3,999,922
0.07%, due 8/12/14 (b)	1,970,000	1,969,958
PNC BANK NA 0.261%, due 9/15/14 (b)	5,720,000	5,718,141
U.S. Bank NA 0.13%, due 9/3/14 (b)	5,910,000	5,910,000
		72,799,574
Government Agency Debt 2.9%
Federal Farm Credit Bank 0.05%, due 8/4/14	1,500,000	1,499,994
Federal Home Loan Bank 0.07%, due 8/13/14	2,000,000	1,999,954
Federal Home Loan Mortgage Corp. 0.07%, due 9/10/14	3,095,000	3,094,759
Tennessee Valley Authority 0.07%, due 8/7/14	4,000,000	3,999,953
		10,594,660
Other Commercial Paper 39.6%
Air Products & Chemicals, Inc. 0.08%, due 8/20/14 (b)(c)	1,970,000	1,969,917
Apple, Inc.
0.07%, due 9/17/14 (b)(c)	5,000,000	4,999,543
0.09%, due 10/16/14 (b)(c)	3,000,000	2,999,430
Army and Air Force Exchange Service
0.10%, due 8/19/14 (b)(c)	1,000,000	999,950
0.10%, due 9/29/14 (b)(c)	3,145,000	3,144,485
0.11%, due 8/18/14 (b)(c)	3,930,000	3,929,796
0.11%, due 9/16/14 (b)(c)	3,945,000	3,944,446
ConocoPhillips Qatar Funding Ltd. 0.08%, due 8/22/14 (b)(c)	5,910,000	5,909,724
E.I. du Pont de Nemours & Co.
0.07%, due 8/6/14 (b)(c)	2,765,000	2,764,973
0.07%, due 8/7/14 (b)(c)	6,750,000	6,749,921
0.08%, due 9/3/14 (b)(c)	3,200,000	3,199,765
Emerson Electric Co. 0.07%, due 8/20/14 (b)(c)	2,700,000	2,699,900
Henkel of America, Inc. 0.10%, due 8/11/14 (b)(c)	4,000,000	3,999,889
International Business Machines Corp. 0.06%, due 8/27/14 (b)(c)	5,000,000	4,999,783
L'Oreal U.S.A., Inc. 0.07%, due 8/19/14 (b)(c)	6,000,000	5,999,790
McDonald's Corp. 0.09%, due 9/17/14 (b)(c)	2,000,000	1,999,765
Merck & Co., Inc. 0.07%, due 9/3/14 (b)(c)	7,860,000	7,859,496
Microsoft Corp.
0.07%, due 8/29/14 (b)(c)	3,935,000	3,934,786
0.09%, due 8/6/14 (b)(c)	5,860,000	5,859,927
0.09%, due 8/13/14 (b)(c)	2,000,000	1,999,940
Praxair, Inc.
0.06%, due 8/6/14 (b)	2,000,000	1,999,983
0.06%, due 8/14/14 (b)	1,000,000	999,978
0.07%, due 8/20/14 (b)	5,000,000	4,999,815
0.08%, due 9/8/14 (b)	4,600,000	4,599,612
Province of Ontario Canada 0.09%, due 8/27/14 (b)	5,625,000	5,624,634
Province of Quebec Canada 0.09%, due 9/8/14 (b)(c)	5,625,000	5,624,466
Roche Holdings, Inc. 0.08%, due 8/12/14 (b)(c)	4,000,000	3,999,902
Southern California Edison Co.
0.15%, due 8/5/14 (b)(c)	3,940,000	3,939,934
0.15%, due 8/11/14 (b)(c)	5,905,000	5,904,754
Southern Co. (The)
0.15%, due 8/18/14 (b)(c)	3,705,000	3,704,738
0.16%, due 8/21/14 (b)(c)	6,000,000	5,999,467
St. Jude Medical, Inc.
0.15%, due 8/11/14 (b)(c)	1,970,000	1,969,918
0.20%, due 9/24/14 (b)(c)	5,895,000	5,893,232
0.22%, due 10/24/14 (b)(c)	2,000,000	1,998,973
WGL Holdings, Inc.
0.14%, due 8/13/14 (b)(c)	3,955,000	3,954,815
0.15%, due 8/15/14 (b)(c)	5,000,000	4,999,708
		146,179,155
Other Notes 4.4%
American Honda Finance Corp. 0.23%, due 12/5/14 (a)	3,815,000	3,815,000
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A1 0.20%, due 3/16/15 (c)	385,541	385,541
Dell Equipment Finance Trust Series 2014-1, Class A1 0.26%, due 8/14/15 (c)	1,970,000	1,970,000
Enterprise Fleet Financing LLC Series 2014-1, Class A1 0.25%, due 2/20/15 (c)	873,975	873,975
GE Equipment Transportation LLC Series 2014-1, Class A1 0.20%, due 6/23/15	1,254,705	1,254,705
GreatAmerica Leasing Receivables Series 2014-1, Class A1 0.25%, due 3/15/15 (c)	549,610	549,610
Honda Auto Receivables Owner Trust Series 2014-1, Class A1 0.19%, due 3/23/15	472,227	472,227
Hyundai Auto Receivables Trust Series 2014-B, Class A1 0.20%, due 7/15/15 (c)	1,634,320	1,634,320
National Rural Utilities Cooperative Finance Corp. 0.282%, due 5/1/15 (a)	3,890,000	3,890,000
USAA Auto Owner Trust Series 2014-1, Class A1 0.19%, due 3/16/15	607,424	607,424
Volkswagen Auto Lease Trust Series 2014-A, Class A1 0.20%, due 2/20/15	96,665	96,665
Volvo Financial Equipment LLC Series 2014-1A, Class A1 0.21%, due 3/16/15 (c)	654,669	654,669
		16,204,136
Treasury Debt 12.2%
United States Treasury Notes
0.125%, due 12/31/14	3,795,000	3,794,475
0.125%, due 4/30/15	1,950,000	1,950,680
0.25%, due 8/31/14	3,775,000	3,775,276
0.25%, due 9/30/14	3,845,000	3,845,682
0.25%, due 10/31/14	3,895,000	3,896,180
0.25%, due 11/30/14	3,830,000	3,831,356
0.25%, due 1/31/15	3,815,000	3,817,071
0.25%, due 2/28/15	3,840,000	3,842,178
0.25%, due 3/31/15	3,870,000	3,872,721
0.25%, due 5/31/15	1,950,000	1,952,517
0.25%, due 7/31/15	3,150,000	3,153,962
0.375%, due 6/30/15	3,900,000	3,908,677
0.375%, due 8/31/15	3,150,000	3,157,506
		44,798,281
Treasury Repurchase Agreements 9.7%
Bank of America N.A. 0.08%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $5,000,011 (Collateralized by a United States Treasury Strip Coupon with a rate of 0.00% and a maturity date of 11/15/34, with a Principal Amount of $10,067,711 and a Market Value of $5,100,000)	5,000,000	5,000,000
Deutsche Bank Securities, Inc. 0.09%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $15,000,038 (Collateralized by a United States Treasury Note with a rate of 0.375% and a maturity date of 6/30/15, with a Principal Amount of $15,259,500 and a Market Value of $15,300,089)	15,000,000	15,000,000
TD Securities (U.S.A.) LLC 0.08%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $15,876,035 (Collateralized by a United States Treasury Bond with a rate of 9.25% and a maturity date of 2/15/16, with a Principal Amount of $13,735,700 and a Market Value of $16,193,527)	15,876,000	15,876,000
		35,876,000
Total Short-Term Investments (Amortized Cost $359,361,806) (d)	97.4%	359,361,806

Other Assets, Less Liabilities	2.6	9,450,584
Net Assets	100.0%	$368,812,390

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$32,910,000	$—	$32,910,000
Financial Company Commercial Paper	—	72,799,574	—	72,799,574
Government Agency Debt	—	10,594,660	—	10,594,660
Other Commercial Paper	—	146,179,155	—	146,179,155
Other Notes	—	16,204,136	—	16,204,136
Treasury Debt	—	44,798,281	—	44,798,281
Treasury Repurchase Agreements	—	35,876,000	—	35,876,000
Total Investments in Securities	$—	$359,361,806	$—	$359,361,806

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.7% †
	Alabama 0.3%
	Jefferson County, Alabama, Revenue Bonds Insured: AGM 5.50%, due 1/1/21	$2,380,000	$2,382,808
	Alaska 0.4%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,815,718
	Arizona 1.2%
	Maricopa County Pollution Control Corp., Revenue Bonds Series B 0.07%, due 5/1/29 (a)	10,000,000	10,000,000
	California 20.9%
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,408,722
¤	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	16,746,856
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,512,207
	California Communities, Installment Sale, Certificates of Participation Series B 5.25%, due 6/1/42	2,500,000	2,707,375
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,828,567
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,391,650
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,110,000	1,115,406
	California State Public Works Board, University Project, Revenue Bonds Series H 5.00%, due 9/1/29	7,455,000	8,414,384
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,641,052
	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	3,014,625
	6.25%, due 11/1/34	4,000,000	4,873,200
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	1,990,000	2,063,172
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,605,744
	Ceres Unified School District, Unlimited General Obligation
	Series A (zero coupon), due 8/1/37	4,150,000	965,539
	Series A (zero coupon), due 8/1/46	8,000,000	939,040
	Series A (zero coupon), due 8/1/49	9,000,000	834,030
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	4,975,316
	Series C (zero coupon), due 8/1/36	15,500,000	4,832,745
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series A 6.00%, due 1/15/49	5,000,000	5,725,700
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,188,440
	Series G (zero coupon), due 8/1/33	10,000,000	3,332,000
	Series G (zero coupon), due 8/1/41	23,485,000	4,370,793
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	3,124,000
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,618,120
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	6,731,530
	Morongo, California Unified School District Election, Unlimited General Obligation Series B, Insured: GTY 5.25%, due 8/1/38	2,880,000	3,068,755
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	11,555,000	1,225,061
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	8,910,000	9,040,621
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	4,062,750
	Peralta Community College District, Unlimited General Obligation Series A, Insured: NATL-RE 5.00%, due 8/1/31	4,655,000	4,958,180
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,646,810
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,559,920
	Sacramento Unified School District, General Obligation Insured: AGM 5.00%, due 7/1/31	3,955,000	4,369,207
	Salinas Valley Solid Waste Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/31 (b)	1,750,000	1,960,787
	San Bernardino City Unified School District, Election, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,109,650
	San Francisco, CA, Public Utilities Commission Water, Revenue Bonds 5.00%, due 11/1/43	8,975,000	9,891,078
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 1/15/36	10,000,000	2,821,600
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,235,023
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/48	25,705,000	2,488,244
	Stockton, California Unified School District, Election 2005, Unlimited General Obligation Insured: NATL-RE 4.55%, due 9/1/30	11,995,000	12,118,069
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	7,500,000	8,130,000
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	3,937,850
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	1,626,022
	Series B, Insured: BAM (zero coupon), due 8/1/53	6,500,000	508,365
			179,718,205
	Colorado 0.6%
	E-470 Public Highway Authority Colorado, Revenue Bonds Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,140,550
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,791,792
			4,932,342
	Connecticut 0.5%
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,763,400
	Series A 5.00%, due 4/1/29	1,250,000	1,417,189
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	309,406
			4,489,995
	District of Columbia 3.1%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,163,261
	5.00%, due 6/1/42	5,500,000	5,597,130
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,127,390
	6.00%, due 7/1/48	1,575,000	1,763,244
	District of Columbia, Tax Allocation
	5.00%, due 6/1/27	525,000	568,103
	5.00%, due 6/1/28	1,445,000	1,556,077
	Metropolitan Washington Airports Authority, Revenue Bonds
	Series C, Insured: GTY (zero coupon), due 10/1/41	8,000,000	8,872,080
	Series B (zero coupon), due 10/1/44	6,000,000	5,863,620
			26,510,905
	Florida 5.0%
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,000,000	15,699,300
¤	Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds Series A 5.00%, due 10/1/31	13,900,000	15,180,190
	Miami-Dade County Florida Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (b)	10,000,000	10,638,600
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,829,367
	Miami-Dade County Florida, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	70,077
			43,417,534
	Georgia 0.8%
	Atlanta, Georgia Water & Wastewater, Revenue Bonds Series A 6.25%, due 11/1/39	4,125,000	4,851,041
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,832,243
			6,683,284
	Guam 2.3%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (b)	7,300,000	8,297,034
	Guam International Airport Authority, Revenue Bonds Series C 5.00%, due 10/1/21 (b)	5,500,000	6,166,710
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	4,935,000	5,473,310
			19,937,054
	Hawaii 0.6%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds
	Series B, Insured: FGIC 4.60%, due 5/1/26 (b)	1,450,000	1,478,783
	6.50%, due 7/1/39	3,000,000	3,447,720
			4,926,503
	Illinois 9.7%
¤	Chicago Board of Education, Unlimited General Obligation
	Series A 5.00%, due 12/1/42	14,920,000	14,751,702
	Series A, Insured: AGM 5.50%, due 12/1/39	12,750,000	13,468,717
	Chicago, Illinois Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,225,000	4,551,931
¤	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	2,946,832
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,315,630
	Series D 5.25%, due 1/1/29	7,555,000	8,555,584
	Series A 5.625%, due 1/1/35	2,000,000	2,235,600
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds
	5.00%, due 5/15/25	1,120,000	1,199,509
	5.00%, due 5/15/26	1,175,000	1,250,600
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,640,256
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,374,050
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	264,372
	Series A 5.00%, due 1/1/20	205,000	234,551
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50	9,730,000	10,510,443
			83,299,777
	Indiana 1.3%
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,348,031
	Series A 5.00%, due 2/1/25	4,425,000	4,895,599
	Series B 5.00%, due 2/1/26	2,320,000	2,547,801
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,223,618
			11,015,049
	Louisiana 3.2%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,500,000	3,964,485
	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Revenue Bonds 0.07%, due 10/1/33 (a)	10,000,000	10,000,000
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,393,360
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,616,673
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,509,884
	Series C-3, Insured: GTY 6.125%, due 6/1/25	1,000,000	1,166,830
			27,651,232
	Massachusetts 3.2%
	Commonwealth of Massachusetts, General Obligation Series C 4.00%, due 7/1/31	10,000,000	10,566,100
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (b)	1,865,000	1,996,874
	Series I 6.00%, due 1/1/28	2,510,000	2,685,851
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,338,900
	Series A 6.25%, due 7/1/30	6,400,000	7,515,200
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,258,880
			27,361,805
	Michigan 7.7%
	Detroit, Michigan City School District, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,171,625
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,817,304
	Detroit, Michigan Distribution State Aid, General Obligation Limited 5.25%, due 11/1/35	5,150,000	5,359,450
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,031,420
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.25%, due 7/1/39	4,150,000	4,079,035
	Series C-1, Insured: AGM 7.00%, due 7/1/27	8,380,000	9,104,032
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series D, Insured: AGM 4.625%, due 7/1/32	1,535,000	1,466,462
	Series A, Insured: AGM 5.00%, due 7/1/34	1,600,000	1,594,928
	Series A 5.25%, due 7/1/41	3,015,000	2,961,544
	Series A 5.75%, due 7/1/37	5,550,000	5,462,920
	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	821,228
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,900,224
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds Series C 5.00%, due 11/1/28	7,290,000	7,622,934
	Michigan Finance Authority, Revenue Bonds
	5.00%, due 6/1/18	175,000	195,764
	5.00%, due 6/1/19	1,300,000	1,471,522
	5.00%, due 6/1/20	950,000	1,075,752
	5.50%, due 6/1/21	5,000,000	5,816,750
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	208,880
			66,161,774
	Nebraska 2.5%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/42	10,000,000	10,480,300
	5.25%, due 9/1/37	10,000,000	10,720,100
			21,200,400
	New Hampshire 0.2%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,975,590

	New Jersey 5.6%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	3,500,000	3,507,735
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	4,898,790
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (b)	1,000,000	1,101,290
	Insured: AGM 5.00%, due 1/1/31 (b)	3,000,000	3,261,600
	Insured: AGM 5.125%, due 1/1/39 (b)	1,000,000	1,080,590
	5.50%, due 1/1/26 (b)	1,000,000	1,166,660
	5.50%, due 1/1/27 (b)	500,000	574,640
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	4,105,709
	Insured: GTY 5.25%, due 1/1/31	2,760,000	3,019,826
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (b)	4,130,000	4,620,768
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (b)	3,660,000	3,976,334
	New Jersey State Turnpike Authority, Revenue Bonds Series A 5.00%, due 1/1/38	10,000,000	10,874,100
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: GTY 5.75%, due 12/1/30	1,135,000	1,262,574
	Insured: GTY 6.75%, due 12/1/38	4,000,000	4,675,960
			48,126,576
	New Mexico 0.3%
	Farmington Pollution Control, Revenue Bonds 5.90%, due 6/1/40	2,000,000	2,205,680

	New York 2.2%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,113,011
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,181,354
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,238,980
	Insured: AGM 5.00%, due 12/15/22	740,000	852,643
	City of New York, Unlimited General Obligation Series H-5 0.20%, due 3/1/34 (a)	4,685,000	4,685,000
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series 2A 0.20%, due 11/1/22 (a)	3,900,000	3,900,000
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,517,500
	New York State Dormitory Authority, Revenue Bonds 5.50%, due 7/1/40	465,000	506,906
			18,995,394
	North Carolina 0.4%
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,297,750

	North Dakota 0.5%
	Grand Forks Health Care, ND, Altra Health System, Revenue Bonds 5.00%, due 12/1/35	4,000,000	4,184,520

	Ohio 0.6%
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,279,613
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,174,680
	Toledo-Lucas County Port Authority, Revenue Bonds Series B 6.25%, due 5/15/24 (b)	1,030,000	1,032,843
			5,487,136
	Pennsylvania 2.7%
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	193,088
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds 6.00%, due 7/1/53	11,250,000	13,033,575
	Pennsylvania State Turnpike Commission, Revenue Bonds Series B 5.75%, due 6/1/39	4,000,000	4,521,160
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	5,916,146
			23,663,969
	Puerto Rico 6.0%
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 7/1/35	8,750,000	8,148,175
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation Series A, Insured: NATL-RE 5.50%, due 7/1/19	100,000	101,707
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 4.25%, due 7/1/27	265,000	236,229
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	120,000	118,069
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	450,000	439,074
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	500,000	483,225
	Series PP, Insured: NATL-RE 5.00%, due 7/1/25	240,000	226,846
	Puerto Rico Highways & Transportation Authority Puerto, Revenue Bonds Series N, Insured: AGM, GTY 5.50%, due 7/1/29	10,000,000	9,721,100
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds
	Series J, Insured: NATL-RE 5.00%, due 7/1/29	265,000	245,035
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	7,975,000	7,411,805
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	250,000	244,225
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,705,000	1,634,822
	Series N, Insured: GTY 5.25%, due 7/1/36	21,165,000	19,014,213
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	99,787
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	170,000	170,712
	Insured: NATL-RE 6.00%, due 7/1/27	3,410,000	3,445,635
			51,740,659
	Rhode Island 0.2%
	Rhode Island Housing & Mortgage Finance Corp., Rental Housing Program, Revenue Bonds Series B-1A, Insured: AGM 5.40%, due 10/1/37 (b)	2,000,000	2,097,720

	South Carolina 0.7%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	6,019,846

	Tennessee 1.6%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	4,029,669
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,429,240
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Insured: AGM 0.07%, due 6/1/42 (a)	2,800,000	2,800,000
			14,258,909
	Texas 10.5%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,100,000	2,348,283
	Dallas/Fort Worth International Airport, Revenue Bonds Series A 5.00%, due 11/1/38 (b)	10,000,000	10,410,000
	Harris County-Houston Sports Authority, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	25,015,000	5,407,242
	Series G, Insured: NATL-RE 5.25%, due 11/15/30	580,000	580,209
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 6.50%, due 5/15/31	1,050,000	1,231,860
	Series A 6.875%, due 5/15/41	6,450,000	7,703,041
	Houston, Texas Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,071,340
	Lower Colorado River Authority, Revenue Bonds Series A 5.00%, due 5/15/29	3,300,000	3,695,637
	North Texas Tollway Authority, Revenue Bonds Series F 5.75%, due 1/1/38	1,800,000	2,001,960
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,475,201
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/30	19,250,000	20,621,370
¤	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	6,835,000	8,137,409
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,045,859
	7.50%, due 6/30/33	5,500,000	6,738,820
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	8,000,000	9,412,880
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,116,910
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/36	10,000,000	2,666,900
			90,664,921
	U.S. Virgin Islands 3.2%
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Series A 5.00%, due 10/1/32	5,100,000	5,478,165
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,509,700
¤	Virgin Islands Public Finance Authority, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	15,125,000	16,515,895
			27,503,760
	Utah 0.1%
	Herriman, Utah, Special Assessment 5.00%, due 11/1/29	425,000	458,724

	Washington 0.7%
	King County Washington Public Hospital District No. 1, General Obligation Series B 5.25%, due 12/1/37	6,000,000	6,332,520

	Wisconsin 0.8%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	4,020,395
	Series A 5.00%, due 12/15/32	2,850,000	3,124,227
			7,144,622
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,131,990

	Total Investments (Cost $821,873,239) (e)	99.7%	858,794,671
	Other Assets, Less Liabilities	0.3	2,852,003
	Net Assets	100.0%	$861,646,674

	Contracts Short	Unrealized Appreciation (Depreciation) (c)
Futures Contracts 0.1%
United States Treasury Notes September 2014 (10 Year) (d)	(1,180)	$1,160,966
United States Treasury Bond September 2014 (d)	(450)	108,017
Total Futures Contracts (Notional Amount $208,871,875)		$1,268,983

¤	Among the Fund's 10 largest issuers held, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2014.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(d)	As of July 31, 2014, cash in the amount of $2,479,000 was on deposit with a broker for futures transactions.
(e)	As of July 31, 2014, cost was $821,887,244 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$41,771,973
Gross unrealized depreciation	(4,864,546)
Net unrealized appreciation	$36,907,427

The following abbreviations are used in the above portfolio:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
FGIC	—Financial Guaranty Insurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$858,794,671	$—	$858,794,671
Other Financial Instruments
Futures Contracts Short (b)	1,268,983	—	—	1,268,983
Total Investments in Securities and Other Financial Instruments	$1,268,983	$858,794,671	$—	$860,063,654

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.9%†
	Asset-Backed Securities 0.3%
	Home Equity 0.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.212%, due 10/25/36 (a)(b)	$434,783	$384,737
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.225%, due 5/25/37 (a)(b)	220,527	189,049
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.215%, due 4/25/37 (a)(b)	40,266	39,913
	First NLC Trust Series 2007-1, Class A1 0.222%, due 8/25/37 (a)(b)(c)	433,707	237,520
	GSAA Home Equity Trust Series 2006-14, Class A1 0.202%, due 9/25/36 (a)(b)	928,294	513,229
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.282%, due 4/25/37 (a)(b)	199,519	182,095
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.252%, due 4/25/37 (a)(b)	245,041	221,660
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.252%, due 3/25/47 (a)(b)	221,448	156,560
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.202%, due 11/25/36 (a)(b)	113,792	51,361
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.262%, due 3/25/37 (a)(b)	623,157	374,619
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.252%, due 9/25/36 (a)(b)	384,266	216,369
	Series 2006-HE8, Class A2B 0.252%, due 10/25/36 (a)(b)	203,578	126,503
	Series 2007-HE4, Class A2A 0.262%, due 2/25/37 (a)(b)	104,558	52,476
	Series 2007-NC2, Class A2FP 0.302%, due 2/25/37 (a)(b)	404,800	258,273
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)(d)	907,846	506,937
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.242%, due 5/25/37 (a)(b)	495,280	324,252
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.232%, due 6/25/37 (a)(b)	424,202	252,043
	Series 2006-EQ2, Class A2 0.262%, due 1/25/37 (a)(b)	277,782	188,139
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.262%, due 9/25/37 (a)(b)	1,061,438	443,547
			4,719,282
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.547%, due 5/25/29 (a)	1,681,252	1,631,926

	Total Asset-Backed Securities (Cost $7,563,750)		6,351,208

	Convertible Bonds 1.0%
	Airlines 0.1%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	647,000	1,418,143
	United Airlines, Inc. 4.50%, due 1/15/15	356,000	881,323
			2,299,466
	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.625%, due 5/1/16	356,000	1,432,012

	Coal 0.0%‡
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	246,000	241,080

	Food 0.2%
¤	Grupo Bimbo S.A.B. de C.V. 3.875%, due 6/27/24 (c)	4,000,000	3,971,520

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	788,000	1,408,057

	Household Products & Wares 0.3%
	Jarden Corp. 1.125%, due 3/15/34 (c)	7,300,000	7,245,250

	Miscellaneous - Manufacturing 0.0%‡
	Danaher Corp. (zero coupon), due 1/22/21	484,000	1,039,995

	Oil & Gas Services 0.2%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	1,900,000	2,212,312
	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (c)(e)	709,000	1,344,477
			3,556,789

	Pharmaceuticals 0.0%‡
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	489,000	1,012,841

	Software 0.0%‡
	Proofpoint, Inc. 1.25%, due 12/15/18 (c)	233,000	268,533

	Total Convertible Bonds (Cost $19,415,061)		22,475,543

	Corporate Bonds 74.1%
	Advertising 0.1%
	Lamar Media Corp. 5.00%, due 5/1/23	3,525,000	3,494,156

	Aerospace & Defense 1.3%
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (c)	4,250,000	4,335,000
	6.875%, due 9/15/20	3,889,000	4,122,340
	B/E Aerospace, Inc. 5.25%, due 4/1/22	8,780,000	9,515,325
	TransDigm, Inc.
	6.00%, due 7/15/22 (c)	5,500,000	5,527,500
	7.50%, due 7/15/21	4,440,000	4,850,700
			28,350,865
	Airlines 0.7%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	360,577	388,521
	9.798%, due 10/1/22	586,006	673,907
	Delta Air Lines, Inc. Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	1,176,495	1,294,145
	U.S. Airways Group, Inc. Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24	8,264,822	9,359,911
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	2,680,243	2,995,172
			14,711,656
	Auto Manufacturers 1.0%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19	1,600,000	1,704,000
	8.25%, due 6/15/21	4,590,000	5,049,000
	Ford Motor Co. 8.90%, due 1/15/32	3,009,000	4,252,800
	General Motors Co. 3.50%, due 10/2/18	3,000,000	3,015,000
	Navistar International Corp. 8.25%, due 11/1/21	9,049,000	9,343,093
			23,363,893
	Auto Parts & Equipment 1.0%
	Dana Holding Corp. 5.375%, due 9/15/21	9,575,000	9,814,375
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	6,977,000	7,378,178
	7.00%, due 5/15/22	1,000,000	1,085,000
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (c)	3,475,000	3,527,125
			21,804,678
	Banks 7.0%
	Banco de Bogota S.A. 5.375%, due 2/19/23 (c)	9,400,000	9,658,500
	Banco do Brasil S.A. 5.875%, due 1/19/23 (c)	6,400,000	6,528,000
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	6,415,000	6,501,603
¤	Bank of America Corp.
	3.30%, due 1/11/23	510,000	498,366
	4.00%, due 4/1/24	7,320,000	7,421,704
	5.125%, due 12/29/49 (a)	8,395,000	8,241,665
	5.625%, due 7/1/20	1,720,000	1,965,981
	5.75%, due 8/15/16	1,400,000	1,517,565
	6.11%, due 1/29/37	2,807,000	3,249,007
	7.625%, due 6/1/19	420,000	514,055
	8.57%, due 11/15/24	1,645,000	2,189,947
	Barclays Bank PLC 5.14%, due 10/14/20 (f)	8,037,000	8,724,284
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	9,075,000	10,300,125
	CIT Group, Inc.
	3.875%, due 2/19/19	2,037,000	2,026,815
	5.00%, due 8/1/23	2,000,000	2,042,500
	6.625%, due 4/1/18 (c)	1,750,000	1,929,375
	Citigroup, Inc. 6.30%, due 12/29/49 (a)	10,800,000	10,843,200
	Discover Bank 7.00%, due 4/15/20	3,895,000	4,655,970
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,614,139
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	7,257,000	7,209,322
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (a)	2,000,000	2,090,000
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)	7,595,000	7,708,925
	7.90%, due 4/29/49 (a)	3,650,000	4,019,563
	Mellon Capital III 6.369%, due 9/5/66 (a)	£2,950,000	5,229,507
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)	$9,300,000	9,669,898
¤	Morgan Stanley
	4.875%, due 11/1/22	4,287,000	4,564,553
	5.00%, due 11/24/25	2,465,000	2,623,485
	5.45%, due 12/31/49 (a)	11,425,000	11,439,281
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (c)	2,270,000	2,279,879
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)	10,050,000	10,497,225
			157,754,439
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	1,980,000	2,089,086

	Building Materials 1.5%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,223,000	1,216,885
	Cemex Finance LLC 6.00%, due 4/1/24 (c)	11,060,000	11,060,000
	Masco Corp. 7.125%, due 3/15/20	2,250,000	2,638,125
	Texas Industries, Inc. 9.25%, due 8/15/20	4,315,000	4,897,525
	USG Corp.
	5.875%, due 11/1/21 (c)	6,755,000	6,957,650
	6.30%, due 11/15/16	1,245,000	1,310,362
	7.875%, due 3/30/20 (c)	4,258,000	4,625,252
	9.75%, due 1/15/18	363,000	425,618
			33,131,417
	Chemicals 1.6%
	Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B.V. 7.375%, due 5/1/21 (c)	8,656,000	9,197,000
	Dow Chemical Co. (The) 8.55%, due 5/15/19	2,099,000	2,673,228
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	4,750,000	4,940,000
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,898,000	2,990,736
	Huntsman International LLC
	5.125%, due 4/15/21	€3,275,000	4,591,503
	8.625%, due 3/15/21	$5,613,000	6,104,137
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	5,212,000	5,420,480
			35,917,084
	Coal 1.0%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19 (f)	1,560,000	1,053,000
	7.50%, due 8/1/20 (c)	4,535,000	4,183,538
	Arch Coal, Inc. 8.00%, due 1/15/19 (c)	7,000,000	6,755,000
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 6.375%, due 3/15/24	8,385,000	8,657,512
	Peabody Energy Corp. 7.375%, due 11/1/16	1,025,000	1,096,750
			21,745,800
	Commercial Services 2.0%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (c)	5,000,000	4,850,000
	5.50%, due 4/1/23	5,782,000	5,782,000
	Hertz Corp. (The)
	6.25%, due 10/15/22	8,500,000	8,797,500
	7.375%, due 1/15/21	1,630,000	1,744,100
	Iron Mountain, Inc.
	5.75%, due 8/15/24	3,000,000	3,000,000
	6.00%, due 8/15/23	2,600,000	2,710,500
	7.75%, due 10/1/19	431,000	463,325
	8.375%, due 8/15/21	1,293,000	1,341,488
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (g)(h)(i)(j)	5,000	74
	9.75% (g)(h)(i)(j)	160,000	2,352
	Rent-A-Center, Inc. 4.75%, due 5/1/21	5,800,000	5,176,500
	United Rentals North America, Inc.
	5.75%, due 11/15/24	1,750,000	1,789,375
	6.125%, due 6/15/23	4,259,000	4,405,403
	8.375%, due 9/15/20	3,863,000	4,162,382
			44,224,999
	Computers 0.4%
	NCR Corp.
	5.00%, due 7/15/22	3,815,000	3,767,312
	6.375%, due 12/15/23	1,500,000	1,590,000
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	1,050,000	1,076,250
	7.625%, due 11/15/20	1,895,000	2,003,963
			8,437,525
	Cosmetics & Personal Care 0.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	5,470,000	5,893,925

	Diversified Financial Services 0.3%
	Ford Holdings LLC 9.30%, due 3/1/30	127,000	187,333
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	€2,100,000	3,037,123
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	1,223,000	1,709,186
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£815,000	1,506,681
			6,440,323
	Electric 2.0%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$7,700,000	7,719,250
	Calpine Corp. 5.75%, due 1/15/25	9,300,000	9,090,750
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)	10,815,000	10,953,540
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	5,200,000	5,726,583
	5.292%, due 6/15/22 (d)	663,000	755,931
	IPALCO Enterprises, Inc. 7.25%, due 4/1/16 (c)	2,620,000	2,790,300
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	7,793,280	8,028,247
			45,064,601
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23	1,704,000	1,672,050

	Entertainment 1.1%
	International Game Technology 5.50%, due 6/15/20	7,678,000	8,115,186
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19	1,174,000	1,232,700
	8.875%, due 6/15/20	6,815,000	7,223,900
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21	5,102,000	5,510,160
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22	3,000,000	3,213,750
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (h)(i)	12,748	8,923
			25,304,619
	Finance - Auto Loans 0.6%
	Ally Financial, Inc.
	3.50%, due 1/27/19 (f)	7,900,000	7,821,000
	8.00%, due 3/15/20	1,000,000	1,170,000
	Ford Motor Credit Co. LLC
	8.00%, due 12/15/16	22,000	25,367
	8.125%, due 1/15/20	3,361,000	4,249,833
	General Motors Financial Co., Inc. 3.25%, due 5/15/18	670,000	669,162
			13,935,362
	Finance - Commercial 0.3%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(c)	8,360,000	7,524,000

	Finance - Consumer Loans 1.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(f)	4,575,000	4,746,562
	Navient LLC
	5.50%, due 1/25/23	2,800,000	2,702,000
	8.00%, due 3/25/20	6,316,000	7,137,080
	Springleaf Finance Corp.
	6.00%, due 6/1/20	5,100,000	5,176,500
	7.75%, due 10/1/21	4,850,000	5,432,000
			25,194,142
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (a)(f)	5,901,000	6,432,090
	Capital One Bank USA NA 3.375%, due 2/15/23 (f)	3,000,000	2,936,532
			9,368,622
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23	813,000	867,488
	6.45%, due 6/8/27	1,100,000	1,238,930
			2,106,418
	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22	1,850,000	1,885,844
	6.00%, due 8/1/20	6,880,000	7,172,400
			9,058,244
	Food 3.7%
¤	Aramark Services, Inc. 5.75%, due 3/15/20	9,975,000	10,274,250
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (c)	5,600,000	5,292,000
¤	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	11,004,000	11,552,219
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	4,235,000	4,467,925
	JBS USA LLC / JBS USA Finance, Inc.
	5.875%, due 7/15/24 (c)	9,095,000	8,981,313
	8.25%, due 2/1/20 (c)	2,519,000	2,720,520
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	4,595,000	4,423,643
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	9,175,000	9,828,719
	Premier Foods Finance PLC 6.50%, due 3/15/21 (c)	£4,500,000	7,388,420
	Smithfield Foods, Inc. 7.75%, due 7/1/17	$1,361,000	1,537,930
	TreeHouse Foods, Inc. 4.875%, due 3/15/22	6,125,000	6,109,688
	Virgolino de Oliveira Finance S.A.
	10.50%, due 1/28/18 (c)	5,100,000	4,029,000
	10.875%, due 1/13/20 (c)	2,840,000	2,811,600
	11.75%, due 2/9/22 (c)	4,660,000	3,541,600
			82,958,827
	Forest Products & Paper 0.9%
	Domtar Corp. 10.75%, due 6/1/17	1,363,000	1,682,052
	Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24	10,900,000	10,807,350
	Georgia-Pacific LLC 8.00%, due 1/15/24	2,945,000	3,956,063
	International Paper Co. 7.30%, due 11/15/39	693,000	923,635
	MeadWestvaco Corp. 7.375%, due 9/1/19	1,800,000	2,174,837
			19,543,937
	Hand & Machine Tools 0.1%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (c)	3,188,000	3,482,890

	Health Care - Products 0.5%
	Alere, Inc. 6.50%, due 6/15/20	475,000	485,688
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	9,046,000	10,018,445
			10,504,133
	Health Care - Services 2.6%
	CHS / Community Health Systems, Inc.
	5.125%, due 8/1/21 (c)	6,950,000	7,002,125
	6.875%, due 2/1/22 (c)	3,500,000	3,578,750
	DaVita HealthCare Partners, Inc.
	5.125%, due 7/15/24	1,925,000	1,896,125
	5.75%, due 8/15/22	6,825,000	7,200,375
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (c)	2,500,000	2,775,000
	HCA, Inc.
	5.00%, due 3/15/24	9,645,000	9,572,662
	5.875%, due 3/15/22	2,500,000	2,662,500
	7.25%, due 9/15/20	83,000	87,773
	7.50%, due 2/15/22	2,000,000	2,265,000
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (c)	11,045,000	11,321,125
	Tenet Healthcare Corp.
	6.00%, due 10/1/20	8,000,000	8,360,000
	8.125%, due 4/1/22	1,000,000	1,117,500
			57,838,935
	Holding Company - Diversified 0.5%
	Stena AB 7.00%, due 2/1/24 (c)	10,000,000	10,550,000

	Home Builders 3.8%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19	6,600,000	6,484,500
	7.25%, due 2/1/23	1,000,000	1,022,500
	D.R. Horton, Inc.
	3.75%, due 3/1/19	4,750,000	4,655,000
	5.75%, due 8/15/23	4,250,000	4,483,750
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (c)	3,100,000	3,115,500
	7.25%, due 10/15/20 (c)	8,110,000	8,535,775
	KB Home
	7.25%, due 6/15/18	3,300,000	3,630,000
	8.00%, due 3/15/20	2,250,000	2,548,125
	Lennar Corp. 4.50%, due 6/15/19	5,800,000	5,800,000
	MDC Holdings, Inc.
	5.50%, due 1/15/24	7,025,000	7,177,302
	5.625%, due 2/1/20	1,608,000	1,744,680
	Meritage Homes Corp. 7.00%, due 4/1/22	8,800,000	9,614,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	3,183,000	3,381,937
	Standard Pacific Corp.
	6.25%, due 12/15/21	2,875,000	2,975,625
	8.375%, due 1/15/21	4,560,000	5,278,200
	Toll Brothers Finance Corp.
	5.875%, due 2/15/22	5,750,000	6,166,875
	6.75%, due 11/1/19	3,850,000	4,360,125
	Weyerhaeuser Real Estate Co. 4.375%, due 6/15/19 (c)	4,440,000	4,373,400
			85,347,294
	Household Products & Wares 0.7%
	Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (c)	6,625,000	7,453,125
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20	925,000	943,500
	7.875%, due 8/15/19	1,025,000	1,090,344
	9.875%, due 8/15/19	5,714,000	6,156,835
			15,643,804
	Insurance 4.8%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	8,525,000	9,313,562
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	€4,000,000	5,595,891
	4.875%, due 3/15/67 (a)	1,800,000	2,518,151
	Series A2 5.75%, due 3/15/67 (a)	£3,250,000	5,706,452
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$9,873,000	10,884,982
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (a)	3,968,000	3,610,880
	7.20%, due 2/15/21	1,145,000	1,383,918
	7.625%, due 9/24/21	4,480,000	5,549,573
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)	390,000	401,034
	6.50%, due 3/15/35 (c)	870,000	1,068,403
	7.00%, due 3/7/67 (a)(c)	2,900,000	3,074,000
	7.80%, due 3/7/87 (c)	7,453,000	8,831,805
	10.75%, due 6/15/88 (a)(c)	938,000	1,451,555
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	3,537,000	3,632,057
	Oil Insurance, Ltd. 3.216%, due 12/29/49 (a)(c)	3,652,000	3,359,840
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)	1,150,000	1,487,433
	9.25%, due 6/15/39 (c)	504,000	777,743
	Pearl Group Holdings No 1, Ltd. 6.586%, due 11/29/49 (a)	£5,584,500	9,183,172
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	$612,000	673,200
	Protective Life Corp. 8.45%, due 10/15/39	5,546,000	8,099,617
	Provident Cos., Inc. 7.25%, due 3/15/28	5,460,000	6,831,497
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)	3,120,000	3,338,400
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (a)(c)	571,000	606,688
	Voya Financial, Inc. 5.50%, due 7/15/22	5,040,000	5,712,800
	XL Group PLC 6.50%, due 12/29/49 (a)	4,116,000	4,033,680
			107,126,333
	Iron & Steel 2.5%
	AK Steel Corp.
	7.625%, due 5/15/20	2,000,000	2,045,000
	8.375%, due 4/1/22	2,200,000	2,315,500
	8.75%, due 12/1/18	3,900,000	4,329,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (f)	693,000	786,046
	APERAM
	7.375%, due 4/1/16 (c)	4,601,000	4,704,522
	7.75%, due 4/1/18 (c)	3,475,000	3,657,438
	ArcelorMittal
	6.125%, due 6/1/18 (f)	2,000,000	2,135,000
	6.75%, due 2/25/22	6,175,000	6,684,437
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18 (f)	4,036,000	4,085,675
	5.90%, due 3/15/20	1,140,000	1,170,718
	GTL Trade Finance, Inc. 5.893%, due 4/29/24 (c)	8,330,000	8,588,230
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (c)	3,000,000	2,910,000
	Steel Dynamics, Inc. 5.25%, due 4/15/23	7,666,000	7,723,495
	United States Steel Corp. 7.375%, due 4/1/20	4,039,000	4,432,803
			55,567,864
	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	6,115,000	6,909,950

	Lodging 1.0%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	8,019,000	6,638,562
	MGM Resorts International 6.75%, due 10/1/20	2,794,000	3,024,505
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	946,000	1,102,423
	7.15%, due 12/1/19	2,341,000	2,760,009
	7.375%, due 11/15/15	332,000	359,228
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, due 3/15/22	8,100,000	8,221,500
			22,106,227
	Machinery - Construction & Mining 0.4%
	Terex Corp.
	6.00%, due 5/15/21	2,860,000	2,995,850
	6.50%, due 4/1/20	5,000,000	5,312,500
			8,308,350
	Media 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, due 3/15/21	1,445,000	1,437,775
	Clear Channel Communications, Inc.
	9.00%, due 12/15/19	5,000,000	5,131,250
	9.00%, due 3/1/21	8,845,000	9,143,519
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22	830,000	871,500
	Series B 7.625%, due 3/15/20	4,270,000	4,483,500
	COX Communications, Inc. 6.95%, due 6/1/38 (c)	2,241,000	2,754,567
	DISH DBS Corp. 6.75%, due 6/1/21	4,265,000	4,691,500
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	1,087,000	1,452,468
			29,966,079
	Mining 1.2%
	Aleris International, Inc. 7.875%, due 11/1/20	2,463,000	2,530,732
¤	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (c)	4,630,000	4,965,675
	Minsur S.A. 6.25%, due 2/7/24 (c)	5,000,000	5,425,000
	Novelis, Inc. 8.75%, due 12/15/20	4,653,000	5,025,240
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,500,000	1,948,958
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)	8,600,000	9,083,750
	8.25%, due 6/7/21 (c)	2,565,000	2,904,862
			31,884,217
	Miscellaneous - Manufacturing 1.3%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)	10,610,000	10,530,425
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	9,650,000	10,422,000
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)	9,585,000	9,345,375
			30,297,800
	Office Furnishings 0.1%
	Interface, Inc. 7.625%, due 12/1/18	1,507,000	1,578,583

	Oil & Gas 6.3%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36	19,735,000	7,523,969
	Berry Petroleum Co., LLC 6.75%, due 11/1/20 (f)	3,523,000	3,628,690
	Chesapeake Energy Corp.
	4.875%, due 4/15/22	2,000,000	1,995,000
	5.375%, due 6/15/21	1,500,000	1,540,312
	6.125%, due 2/15/21	2,550,000	2,766,750
	6.625%, due 8/15/20	2,595,000	2,891,803
	7.25%, due 12/15/18	2,000,000	2,270,000
	Concho Resources, Inc.
	5.50%, due 4/1/23	1,014,000	1,049,490
	6.50%, due 1/15/22	1,550,000	1,650,750
	7.00%, due 1/15/21	316,000	338,120
	Denbury Resources, Inc.
	4.625%, due 7/15/23	3,635,000	3,398,725
	6.375%, due 8/15/21 (f)	6,630,000	6,928,350
	ENI S.p.A. 4.15%, due 10/1/20 (c)	2,000,000	2,114,888
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	3,400,000	3,765,500
	Frontier Oil Corp. 6.875%, due 11/15/18	571,000	598,123
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	5.00%, due 12/1/24 (c)	10,000,000	9,875,000
	7.625%, due 4/15/21 (c)	1,823,000	1,955,167
	8.00%, due 2/15/20 (c)	2,250,000	2,396,250
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	2,250,000	2,299,219
	8.625%, due 4/15/20	850,000	897,813
	MEG Energy Corp. 6.50%, due 3/15/21 (c)	1,032,000	1,060,380
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	10,818,000	11,385,945
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (c)	5,000,000	4,925,000
	Petrobras Global Finance B.V.
	4.375%, due 5/20/23	2,600,000	2,471,196
	6.25%, due 3/17/24	7,400,000	7,811,366
	PetroHawk Energy Corp. 6.25%, due 6/1/19	2,550,000	2,743,940
	Plains Exploration & Production Co.
	6.125%, due 6/15/19	1,463,000	1,620,272
	6.75%, due 2/1/22	1,560,000	1,762,800
	6.875%, due 2/15/23	325,000	376,188
	Precision Drilling Corp.
	6.50%, due 12/15/21	1,136,000	1,207,000
	6.625%, due 11/15/20 (f)	2,417,000	2,525,765
	QEP Resources, Inc. 5.375%, due 10/1/22	3,350,000	3,408,625
	Rosneft Finance S.A. 7.25%, due 2/2/20 (c)	1,405,000	1,482,275
	Samson Investment Co. 10.75%, due 2/15/20 (c)	500,000	506,250
	Sanchez Energy Corp. 6.125%, due 1/15/23 (c)	9,620,000	9,595,950
	SM Energy Co.
	5.00%, due 1/15/24	1,970,000	1,940,450
	6.50%, due 1/1/23	4,665,000	5,003,212
	Swift Energy Co. 7.125%, due 6/1/17	750,000	759,375
	Tesoro Corp. 5.125%, due 4/1/24	11,050,000	10,718,500
	Whiting Petroleum Corp.
	5.00%, due 3/15/19	2,350,000	2,461,625
	5.75%, due 3/15/21	6,000,000	6,555,000
			140,205,033
	Oil & Gas Services 1.1%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19	7,117,000	7,455,057
	7.75%, due 10/15/22	2,445,000	2,646,713
	CGG S.A. 6.50%, due 6/1/21	6,150,000	5,842,500
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	1,292,000	1,395,360
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	4,255,000	4,169,900
	5.875%, due 4/1/20	3,748,000	3,785,480
			25,295,010
	Packaging & Containers 1.0%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (c)	1,000,000	1,080,000
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.75%, due 1/31/21 (c)	6,775,000	6,758,063
	7.00%, due 11/15/20 (c)	652,941	643,147
	Crown European Holdings S.A. 4.00%, due 7/15/22 (c)	€7,700,000	10,413,793
	Sealed Air Corp. 8.375%, due 9/15/21 (c)	$3,500,000	3,911,250
			22,806,253
	Pharmaceuticals 0.3%
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (c)	4,800,000	4,956,000
	7.50%, due 7/15/21 (c)	2,500,000	2,700,000
			7,656,000
	Pipelines 4.8%
	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23 (f)	3,560,000	3,666,800
	5.875%, due 4/15/21	3,960,000	4,167,900
	6.125%, due 7/15/22	2,029,000	2,168,494
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21	3,685,000	3,482,325
	6.625%, due 10/1/20	7,781,000	8,092,240
¤	Energy Transfer Equity, L.P. 5.875%, due 1/15/24 (c)	1,960,000	1,999,200
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21 (f)	1,490,000	1,610,571
	5.20%, due 2/1/22	1,500,000	1,651,205
	7.60%, due 2/1/24	662,000	825,668
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24	10,000,000	10,453,690
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.50%, due 3/1/20	3,875,000	4,049,375
	Kinder Morgan, Inc.
	5.00%, due 2/15/21 (c)	4,555,000	4,617,631
	5.625%, due 11/15/23 (c)	2,449,000	2,522,470
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	2,037,000	2,491,398
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 6.50%, due 5/15/21	1,550,000	1,646,875
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44	10,475,000	10,544,900
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22	1,550,000	1,530,625
	5.50%, due 4/15/23	3,525,000	3,560,250
	5.875%, due 3/1/22	2,050,000	2,142,250
	6.50%, due 7/15/21	2,825,000	3,015,687
	6.875%, due 12/1/18	1,750,000	1,824,375
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,269,000	1,362,598
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23	5,160,000	5,005,200
	5.25%, due 5/1/23	3,725,000	3,780,875
	6.375%, due 8/1/22	875,000	927,500
	7.875%, due 10/15/18	1,170,000	1,225,575
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20	4,867,000	5,013,010
	6.125%, due 10/15/21	3,500,000	3,640,000
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23	2,000,000	1,898,572
	4.55%, due 6/24/24	8,500,000	8,468,813
			107,386,072
	Real Estate Investment Trusts 0.7%
	Crown Castle International Corp. 5.25%, due 1/15/23	2,625,000	2,651,250
	Geo Group, Inc. (The) 6.625%, due 2/15/21	9,023,000	9,474,150
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	472,000	466,157
	5.25%, due 3/15/22	75,000	82,910
	5.875%, due 6/15/19	1,910,000	2,040,518
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	1,421,000	1,403,570
			16,118,555
	Retail 1.9%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	5,200,000	5,564,000
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	4,467,000	4,656,847
	6.50%, due 5/20/21	741,000	772,493
	Brinker International, Inc. 2.60%, due 5/15/18 (f)	1,875,000	1,879,894
	CVS Caremark Corp.
	4.75%, due 5/18/20	2,445,000	2,740,043
	5.789%, due 1/10/26 (c)(i)	73,198	82,050
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,925,000	2,008,445
	QVC, Inc. 4.85%, due 4/1/24	6,500,000	6,755,729
	Signet UK Finance PLC 4.70%, due 6/15/24	10,160,000	10,314,442
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24	8,550,000	8,464,500
			43,238,443
	Semiconductors 0.4%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	7,050,000	7,014,750
	6.00%, due 1/15/22 (c)	1,709,000	1,760,270
			8,775,020
	Software 0.3%
	First Data Corp.
	6.75%, due 11/1/20 (c)	2,275,000	2,400,125
	7.375%, due 6/15/19 (c)	3,502,000	3,677,100
	10.625%, due 6/15/21	1,137,000	1,291,206
			7,368,431
	Telecommunications 5.3%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23	8,500,000	8,787,725
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	2,203,000	2,244,240
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (c)	9,700,000	9,797,000
	Comcel Trust 6.875%, due 2/6/24 (c)	8,950,000	9,621,250
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (c)(k)	4,350,000	4,589,250
	CommScope, Inc. 5.00%, due 6/15/21 (c)	4,295,000	4,252,050
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (c)	1,650,000	1,653,353
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	2,500,000	2,759,375
	7.625%, due 6/15/21	3,350,000	3,785,500
	Inmarsat Finance PLC 4.875%, due 5/15/22 (c)	10,190,000	10,088,100
	Intelsat Jackson Holdings S.A. 8.50%, due 11/1/19	1,750,000	1,846,250
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21	5,885,000	6,017,413
	8.125%, due 6/1/23	5,448,000	5,665,920
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	1,000,000	1,050,000
	7.875%, due 9/1/18	1,386,000	1,445,390
	SBA Communications Corp. 4.875%, due 7/15/22 (c)	6,561,000	6,265,755
	Sprint Capital Corp. 8.75%, due 3/15/32	2,060,000	2,286,600
	Sprint Communications, Inc. 7.00%, due 8/15/20	1,800,000	1,908,000
	Sprint Corp.
	7.25%, due 9/15/21 (c)	4,000,000	4,260,000
	7.875%, due 9/15/23 (c)	1,650,000	1,765,500
	T-Mobile USA, Inc.
	6.125%, due 1/15/22	4,525,000	4,655,094
	6.542%, due 4/28/20	2,000,000	2,090,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	1,085,000	1,215,200
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	2,550,000	2,693,389
	5.462%, due 2/16/21	396,000	445,775
	Verizon Communications, Inc. 5.15%, due 9/15/23	3,573,000	3,954,153
	ViaSat, Inc. 6.875%, due 6/15/20	7,340,000	7,890,500
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (c)	5,000,000	5,050,000
			118,082,782
	Transportation 1.7%
	Bristow Group, Inc. 6.25%, due 10/15/22	5,390,000	5,686,450
	CHC Helicopter S.A. 9.25%, due 10/15/20	10,106,100	10,840,813
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	2,000,000	2,120,000
	PHI, Inc. 5.25%, due 3/15/19 (c)	12,135,000	12,195,675
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)	7,400,000	6,328,480
			37,171,418
	Total Corporate Bonds (Cost $1,645,816,987)		1,660,306,144

	Foreign Bonds 0.8%
	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	€3,945,000	5,414,617

	Luxembourg 0.1%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)	1,825,000	2,443,766

	Netherlands 0.2%
	Belfius Funding N.V. 1.228%, due 2/9/17 (a)	£2,000,000	3,211,990

	United Kingdom 0.3%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	449,000	994,146
	Rexam PLC 6.75%, due 6/29/67 (a)	€978,000	1,368,523
	Santander UK PLC 4.814%, due 9/28/49 (a)	£2,700,000	4,403,997
			6,766,666

	Total Foreign Bonds (Cost $16,115,630)		17,837,039

	Loan Assignments 18.8% (l)
	Advertising 1.4%
	Acosta, Inc. New Term Loan B 4.25%, due 3/2/18	$5,819,108	5,819,108
¤	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	19,685,000	19,664,488
	WR Grace & Co.
	USD Exit Term Loan TBD, due 1/31/21	3,781,097	3,765,341
	Delayed Draw Term Loan TBD, due 2/3/21	1,352,892	1,347,254
			30,596,191
	Aerospace & Defense 0.2%
	TransDigm, Inc.
	Term Loan C 3.75%, due 2/28/20	1,984,887	1,970,709
	Term Loan D 3.75%, due 6/4/21	2,000,000	1,978,000
			3,948,709
	Airlines 0.1%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	1,980,000	1,967,130
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	617,188	614,564
			2,581,694
	Auto Parts & Equipment 0.3%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	7,452,550	7,450,225

	Automobile 1.5%
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	11,237,420	11,205,821
	TI Group Automotive Systems, L.L.C. 2014 Term Loan B 4.25%, due 7/1/21	10,600,000	10,600,000
	Visteon Corp. Delayed Draw Term Loan B TBD, due 4/9/21	12,000,000	11,943,756
			33,749,577
	Biotechnology 0.1%
	STHI Holding Corp. Term Loan TBD, due 7/30/21	3,000,000	2,985,000

	Building Materials 0.7%
¤	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	14,159,719	14,149,609
	2nd Lien Term Loan 7.00%, due 3/26/21	1,350,000	1,374,749
			15,524,358
	Chemicals, Plastics & Rubber 0.7%
	Axalta Coating Systems US Holdings, Inc. USD Term Loan TBD, due 2/1/20	5,000,000	4,970,835
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	11,452,183	11,452,183
			16,423,018
	Commercial Services 0.6%
	Allied Security Holdings, LLC New 2nd Lien Term Loan 8.00%, due 8/13/21	5,808,219	5,769,496
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21	7,050,000	7,001,531
			12,771,027
	Containers, Packaging & Glass 0.1%
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18	2,992,481	2,983,752

	Diversified/Conglomerate Manufacturing 0.6%
	Husky Injection Molding Systems, Ltd. New Term Loan B TBD, due 6/30/21	13,105,000	13,117,292

	Electric 0.1%
	Calpine Corp. Term Loan B1 4.00%, due 4/1/18	1,064,250	1,065,580
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18	1,036,875	1,025,697
			2,091,277
	Electrical Components & Equipment 0.4%
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	8,385,792	8,291,452

	Entertainment 1.2%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19	2,985,000	3,011,865
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	9,203,750	9,064,046
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	14,962,368	14,719,230
			26,795,141
	Finance 0.2%
	First Data Corp. New 2018 Extended Term Loan TBD, due 3/23/18	5,500,000	5,438,125

	Food 0.2%
¤	Aramark Services, Inc. Term Loan F TBD, due 2/24/21	5,000,000	4,953,125

	Hand & Machine Tools 0.4%
	Milacron LLC New Term Loan 4.00%, due 3/30/20	9,533,038	9,503,247

	Health Care - Products 0.3%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	7,665,000	7,655,419

	Health Care - Services 0.1%
	Community Health Systems, Inc.
	Step Term Loan E 3.478%, due 1/25/17	46,893	46,892
	Term Loan D 4.25%, due 1/27/21	124,985	125,228
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	2,500,000	2,494,198
			2,666,318
	Healthcare, Education & Childcare 1.2%
	Hologic, Inc. New Term Loan B TBD due 8/1/19	15,000,000	14,915,625
	Kinetic Concepts, Inc. USD Term Loan E1 TBD, due 5/4/18	5,000,000	4,994,605
	U.S. Renal Care, Inc. 2013 Term Loan 4.25%, due 7/3/19	6,982,412	6,960,592
			26,870,822
	Household Products & Wares 0.4%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19	7,962,371	7,949,098

	Insurance 0.2%
	MPH Acquisition Holdings LLC Term Loan TBD, due 3/31/21	5,000,000	4,975,000

	Iron & Steel 0.7%
	Signode Industrial Group US, Inc. USD Term Loan B 4.00%, due 5/1/21	15,050,000	14,974,750

	Leisure Time 0.4%
	ClubCorp Club Operations, Inc. New Term Loan 4.00%, due 7/24/20	9,925,000	9,862,969

	Lodging 1.2%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,209,722	1,209,497
¤	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	22,543,648	22,426,240
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	2,721,776	2,704,199
			26,339,936
	Media 0.8%
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/3/21	8,992,831	8,785,673
	Clear Channel Communications, Inc. Term Loan D 6.905%, due 1/30/19	1,928,771	1,892,205
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	6,180,000	6,119,164
			16,797,042
	Mining 1.0%
¤	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	10,800,176	10,759,675
	Gates Global, Inc. Term Loan B TBD, due 7/5/21	5,805,129	5,762,630
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19	2,517,803	2,444,366
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	1,544,045	1,543,258
	Oxbow Carbon LLC 2nd Lien Term Loan 8.00%, due 1/17/20	1,000,000	1,023,125
			21,533,054
	Oil & Gas 1.0%
¤	Citgo Petroleum Corp. New Term Loan B TBD, due 7/18/21	16,500,000	16,561,875
	MEG Energy Corp. REFI Term Loan 3.75%, due 3/31/20	2,917,631	2,916,067
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	3,000,000	2,990,358
			22,468,300
	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.75%, due 8/5/20	1,791,442	1,786,715

	Pipelines 0.7%
¤	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19	16,250,000	16,000,449

	Printing & Publishing 0.6%
	CBS Outdoor Americas Capital LLC Term Loan B 3.00%, due 1/31/21	14,550,000	14,459,062

	Real Estate 0.7%
	Realogy Corp.
	New Term Loan B 3.75%, due 3/5/20	14,987,469	14,982,793
	Extended Letter of Credit 4.635%, due 10/10/16	70,773	70,684
			15,053,477
	Telecommunications 0.5%
	Intelsat Jackson Holdings S.A. Term Loan B2 TBD, due 6/30/19	2,500,000	2,494,375
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21	9,037,354	8,937,301
			11,431,676
	Total Loan Assignments (Cost $421,505,381)		420,027,297

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.621%, due 11/25/35 (m)	340,083	301,782
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.385%, due 12/25/36 (a)(c)	48,461	43,939
	Continental Airlines, Inc. Pass Through Trust Series 2007-1, Class A 5.983%, due 10/19/23	3,278,293	3,663,492
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	128,294	119,533
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (m)	208,494	203,848

	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.049%, due 11/25/36 (m)	179,244	158,106

	Total Mortgage-Backed Securities (Cost $4,515,433)		4,490,700

	U.S. Government & Federal Agencies 0.0%‡
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32	1	1

	United States Treasury Notes 0.0%
	2.125%, due 8/15/21	70,000	69,513

	Total U.S. Government & Federal Agencies (Cost $71,592)		69,514

	Yankee Bonds 0.7% (n)
	Banks 0.4%
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24	8,746,000	8,744,653

	Insurance 0.3%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	5,383,000	7,616,218

	Total Yankee Bonds (Cost $15,999,099)		16,360,871

	Total Long-Term Bonds (Cost $2,131,002,933)		2,147,918,316

		Shares	Value
	Common Stocks 0.2%
	Auto Manufacturers 0.1%
	General Motors Co.	38,729	1,309,815
	Motors Liquidation Co. GUC Trust (g)	11,598	279,512
			1,589,327
	Banks 0.1%
	Citigroup, Inc.	41,400	2,024,874

	Media 0.0%‡
	ION Media Networks, Inc. (h)(i)(j)	22	8,322

	Total Common Stocks (Cost $2,995,940)		3,622,523

	Convertible Preferred Stocks 0.2%
	Aerospace & Defense 0.0%‡
	United Technologies Corp. 7.50%	12,500	741,500

	Banks 0.1%
¤	Bank of America Corp. 7.25% Series L	781	902,055
	Wells Fargo & Co. 7.50% Series L	800	968,000
			1,870,055
	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 4.75%	6,100	800,015

	Iron & Steel 0.1%
	ArcelorMittal 6.00%	48,000	1,100,640
	Total Convertible Preferred Stocks (Cost $4,169,156)		4,512,210

	Number of Warrants
Warrants 0.1%
Auto Manufacturers 0.1%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (g)	36,805	903,563
Strike Price $10.00 Expires 7/10/19 (g)	19,248	325,291
		1,228,854
Total Warrants (Cost $1,207,782)		1,228,854

	Principal Amount
Short-Term Investment 10.1%
Repurchase Agreement 10.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $227,336,316 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 5/31/17, with a Principal Amount of $233,930,000 and a Market Value of $231,883,113)	$227,336,316	227,336,316

Total Short-Term Investment (Cost $227,336,316)		227,336,316

Total Investments, Before Investments Sold Short (Cost $2,366,712,127) (q)	106.5%	2,384,618,219

Long-Term Bonds Sold Short (0.5%)
Corporate Bonds Sold Short (0.5%)
Apparel (0.3%)
Levi Strauss & Co. 7.625%, due 5/15/20	(6,800,000)	(7,208,000)

Office Equipment/Supplies (0.2%)
ACCO Brands Corp. 6.75%, due 4/30/20	(3,850,000)	(4,004,000)

Total Investments Sold Short (Proceeds $10,717,286)	(0.5)%	(11,212,000)
Total Investments, Net of Investments Sold Short (Cost $2,355,994,841)	106.0	2,373,406,219
Other Assets, Less Liabilities	(6.0)	(134,404,569)
Net Assets	100.0%	$2,239,001,650

	Contracts Short	Unrealized Appreciation (Depreciation)(o)
Futures Contracts 0.1%
United States Treasury Notes September 2014 (2 Year) (p)	(4,716)	$1,215,481
United States Treasury Notes September 2014 (5 Year) (p)	(2,665)	1,758,055
United States Treasury Notes September 2014 (10 Year) (p)	(130)	72,846
Total Futures Contracts (Notional Amount $1,367,690,561)		$3,046,382

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of July 31, 2014, was $4,719,282, which represented 0.2% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2014.
(e)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 0.1% of the Fund's net assets.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(g)	Non-income producing security.
(h)	Illiquid security - The total market value of these securities as of July 31, 2014, was $19,671, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued securities was $101,721, which represented less than one-tenth of a percent of the Fund's net assets.
(j)	Restricted security.
(k)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(l)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2014.
(m)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2014.
(n)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(o)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(p)	As of July 31, 2014, cash in the amount of $4,050,295 was on deposit with a broker for futures transactions.
(q)	As of July 31, 2014, cost was $2,366,952,167 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$36,806,988
Gross unrealized depreciation	(19,140,936)
Net unrealized appreciation	$17,666,052

The following abbreviations are used in the above portfolio:

£ — British Pound Sterling

€ — Euro

TBD —To be determined

As of July 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollor	9/18/14	JPMorgan Chase Bank N.A.	EUR	28,185,000	USD	38,323,285	USD	576,765
Pound Sterling vs. U.S. Dollor	9/18/14	JPMorgan Chase Bank N.A.	GBP	22,889,000		39,174,295		544,930
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	1,121,695

Open centrally cleared interest rate swap agreements as of July 31, 2014 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Value
$1,000,000	USD	4/9/16	Citigroup	Fixed 0.53%	3-Month USD-LIBOR	$(489)	$(489)
$272,000,000	USD	4/17/16	Citigroup	Fixed 0.50%	3-Month USD-LIBOR	62,894	62,894
						$62,405	$62,405

At July 31, 2014, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	Receive (Pay) Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
Staples, Inc.
2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	(1.00)%	$(477,423)	$402,037	$(75,386)

1 Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

 Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3 The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4 Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2014.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,351,208	$—	$6,351,208
Convertible Bonds	—	22,475,543	—	22,475,543
Corporate Bonds (b)	—	1,660,212,745	93,399	1,660,306,144
Foreign Bonds	—	17,837,039	—	17,837,039
Loan Assignments (c)	—	402,890,584	17,136,713	420,027,297
Mortgage-Backed Securities	—	4,490,700	—	4,490,700
U.S. Government & Federal Agencies	—	69,514	—	69,514
Yankee Bonds	—	16,360,871	—	16,360,871
Total Long-Term Bonds	—	2,130,688,204	17,230,112	2,147,918,316
Common Stocks (d)	3,614,201	—	8,322	3,622,523
Convertible Preferred Stocks	4,512,210	—	—	4,512,210
Warrants	1,228,854	—	—	1,228,854
Short-Term Investment
Repurchase Agreement	—	227,336,316	—	227,336,316
Total Investments in Securities	9,355,265	2,358,024,520	17,238,434	2,384,618,219
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	1,121,695	—	1,121,695
Futures Contracts Short (e)	3,046,382	—	—	3,046,382
Interest Rate Swap Contracts	—	62,894	—	62,894
Total Other Financial Instruments	3,046,382	1,184,589	—	4,230,971
Total Investments in Securities and Other Financial Instruments	$12,401,647	$2,359,209,109	$17,238,434	$2,388,849,190

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(11,212,000)	$—	$(11,212,000)
Total Investments in Securities Sold Short	—	(11,212,000)	—	(11,212,000)
Other Financial Instruments
Credit Default Swap (e)	—	(75,386)	—	(75,386)
Interest Rate Swap Contracts	—	(489)	—	(489)
Total Other Financial Instruments	—	(75,875)	—	(75,875)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(11,287,875)	$—	$(11,287,875)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $2,426, $8,923, and $82,050 are held in Commercial Services, Entertainment and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valed at $1,065,580, $16,000,449, and $70,684 represent Loan Assignments whose value was obtained from an independent pricing service which utilize a single broker quote to measure such values as referenced in the Portfolio of Investments.
(d)	The Level 3 security valued at $8,322 is held in Media within the Common Stocks section of the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2014, a security with a market value of $1,077,497 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for this security from an independent pricing services as of July 31, 2014, utilized the average of multiple bid quotations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$(8,347	)(a)	$8,297	$-	$-	$-	$-	$-	$-
Corporate Bonds
Commercial Services	2,426		-	-				-	-	-	2,426	-
Entertainment	17,071		491	540		2,461	-	(11,640)	-	-	8,923	(1,313)
Retail	84,184		(81)	(82)		1,461	-	(3,432)	-	-	82,050	1,717
Loan Assignments
Hand & Machine Tools	-		-	-		-	-	-	-	-	-	-
Leisure Time	-		-	-		-	-	-	-	-	-	-
Oil & Gas	-		-	-		-	-	-	-	-	-	-
Real Estate	99,794		1,934	1,142		(171,914)	16,165,531	(37,271)	1,077,497	-	17,136,713	(4,941)
Common Stocks
Media	-		-	-		8,288	34	-	-	-	8,322	8,288
Warrants
Media	0	(b)	-	-		34	-	(34)	-	-	-	-
Total	$203,525		$2,344	$(6,747)		$(151,373)	$16,165,565	$(52,377)	$1,077,497	$-	$17,238,434	$3,751

(a) At Home Corp. was written off on March 3, 2014.

(b) Less than one dollar.

As of July 31, 2014, the Fund held the following restricted securities.

Security	Date(s) of Acquisition	Shares/Principal Amount	Cost	7/31/14 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	22	$34	$8,322	0.0	%‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 6.50%	1/23/08	$5,000	—	74	0.0	‡
Corporate Bond 9.75%	9/3/09	$160,000	—	2,352	0.0	‡
Total			$34	$10,748	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2014 Unaudited

SECURITIES VALUATION.

The MainStay Funds is comprised of twelve separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures for the valuation of the Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to the Funds.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The aggregate value by input level, as of July 31, 2014, for the Funds' assets or liabilities is included at the end of the Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended July 31, 2014 there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2014, the Government, High Yield Corporate Bond, Income Builder, MAP and Unconstrained Bond Funds held securities with values of $1,050,980, $55,290,644, $740,170, $300 and $101,721, respectively, that were valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time that foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of July 31, 2014, no foreign equity securities were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued at amortized cost. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds’ investments. As of July 31, 2014, High Yield Corporate Bond and Unconstrained Bond Funds held Level 3 securities with a value of $118,265,175 and $17,136,713, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 26, 2014

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 26, 2014